VANGUARD(R)BALANCED INDEX FUND

Semiannual Report - June 30, 2001

BALANCED

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

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.
     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.
     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.
SUMMARY

* During the first half of its 2001 fiscal year, Vanguard Balanced Index Fund returned -1.6%, a disappointing result, but still better than those of both its average mutual fund peer and unmanaged target index.

* Growth stocks, particularly large- capitalization growth stocks, fell during the period, while value stocks and bonds either treaded water or posted gains.

* Your fund's return closely tracked that of its target index because of our skilled portfolio management and low costs.

CONTENTS

1 Letter from the Chairman

5 Fund Profile

7 Glossary of Investment Terms

9 Performance Summary

10 Financial Statements

59 Advantages of Vanguard.com

LETTER
  from the Chairman

Fellow Shareholder,

The broad stock market declined during the first half of 2001, but bonds and value-oriented shares provided relatively strong returns. In this environment, VANGUARD BALANCED INDEX FUND posted a six-month return of -1.6%, which was a bit ahead of the returns of its average peer fund and its target composite index.


TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
VANGUARD BALABCED INDEX FUND
  Investor Shares                                                          -1.6%
  Admiral Shares                                                           -1.6
  Institutional Shares                                                     -1.6
Average Balanced Fund*                                                     -2.5
Balanced Composite Index**                                                 -1.8
--------------------------------------------------------------------------------
Wilshire 5000 Index                                                        -5.8%
Lehman Aggregate Bond Index                                                 3.6
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Made up of unmanaged benchmarks weighted 60% in stocks and 40% in bonds. For stocks: the Wilshire 5000 Total Market Index; for bonds: the Lehman Aggregate Bond Index.

     The table at right shows the total returns (capital change plus reinvested dividends) for your fund, the average balanced fund, and the unmanaged composite index, which is weighted in accordance with our asset allocation of 60% in stocks and 40% in bonds. The table also presents the returns for the fund's Admiral(TM) Shares, which offer a lower expense ratio to shareholders who have large or long-standing account balances, and for its Institutional Shares, which are available for a minimum investment of $10 million.
     For Investor Shares, the fund's total return is based on a decrease in net asset value from $19.08 per share on December 31, 2000, to $18.47 per share on June 30, 2001, and is adjusted for dividends totaling $0.270 per share paid from net investment income and a distribution of $0.025 per share paid from net realized capital gains.
     Information about the net asset values and distributions for the fund's Admiral and Institutional Shares can be found in the Financial Highlights tables that begin on page 54.

FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic activity slowed markedly during the first half of 2001, compared with the same period a year earlier. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings.During the six months ended

June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing, moving its target federal funds rate to 3.75%.


MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2001

                                                   SIX         ONE          FIVE
                                                MONTHS        YEAR        YEARS*
--------------------------------------------------------------------------------
STOCKS
S&P 500 INDEX (Large-caps)                       -6.7%      -14.8%         14.5%
RUSSELL 2000 INDEX (Small-caps)                   6.9         0.6           9.6
WILSHIRE 5000 INDEX (Entire market)              -5.8       -15.4          13.1
MSCI EAFE INDEX (International)                 -14.4       -23.3           3.2
--------------------------------------------------------------------------------
BONDS
LEHMAN AGGREGATE BOND INDEX (Entire market)       3.6%       11.2%          7.5%
LEHMAN 10 YEAR MUNICIPAL BOND INDEX               2.8         9.5           6.6
SALOMOM SMITH BARNEY 3-MONTH
  U.S. TREASURY BILL INDEX                        2.5         5.6           5.2
================================================================================
CPI
CONSUMER PRICE INDEX                              2.3%        3.2%          2.6%
--------------------------------------------------------------------------------
*Annualized.

     The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology-investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.
     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.
     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-capitalization stocks. The Standard & Poor's 500 Index hit a 29-month low in early April before recovering somewhat and posting a -6.7% return for the half-year. The index's value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--fared better in relative terms. Small-cap stocks fared better still, posting positive returns across the growth/value spectrum, though value still outperformed growth.
     Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign. (Bond prices move in the opposite direction from interest rates.) Longer-term rates declined initially, but then rose, perhaps signaling investor concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts. In contrast, among corporate bonds, long-term issues bested shorter-term ones, with all maturities benefiting from narrowing spreads between the interest rates paid by corporate and U.S. Treasury bonds.

PERFORMANCE OVERVIEW
As one should expect, the Balanced Index Fund's six-month return fell between the results of the broad U.S. stock market and the solid returns of bonds. Our emphasis on stocks--which account for about $6 out of every $10 in assets--meant that our result was closer to that of the stock market.
     However, our bond investments served as a valuable buffer against the decline in stocks, providing a real-world lesson about the importance of diversifying across asset classes. Over the past six months, the gap between the returns of the overall U.S. bond market and the U.S. stock market was more than 9 percentage points. And over the past 12 months, bonds outperformed stocks by more than 26 percentage points.
     In both the stock and bond portions of the fund, our performance was right in line with our target indexes, the Wilshire 5000 Total Market Index, which captures the performance of more than 6,300 U.S. stocks, and the Lehman Brothers Aggregate Bond Index, a measure of all taxable, investment-grade U.S. bonds.

                                                             -------------------
                                                              THE BALANCED INDEX
                                                                FUND'S SIX-MONTH
                                                             RETURN FELL BETWEEN
                                                              THE RESULTS OF THE
                                                                BROAD U.S. STOCK
                                                                  MARKET AND THE
                                                                   SOLID RETURNS
                                                                       OF BONDS.
                                                             -------------------

     The Balanced Index Fund provided a return that closely tracked the performance of the stock and bond markets for two reasons: the skillful portfolio management of Vanguard's Quantitative Equity Group and Fixed Income Group, who select securities to match the risk and return of the indexes, and our low costs. Our low expense ratio (average expenses as a percentage of net assets) allows us to stay closely in line with the returns of our index targets, which have no expenses. Investor Shares of your fund charge an annual expense ratio of 0.22%, or $2.20 for every $1,000 invested, well below the 1.29% (or $12.90) charged by the average balanced fund, according to Lipper Inc. Expenses are lower yet for our Admiral and Institutional Shares.

IN SUMMARY
Vanguard Balanced Index Fund epitomizes the investment approach we have long espoused: Maintain a balance of bonds and stocks in relatively fixed proportions appropriate for your goals, time horizon, and risk tolerance so you can weather any storm in the financial markets. Add a money market or short-term bond fund for more immediate needs or emergencies, and you have a truly balanced portfolio. The key then is to tune out the market noise and stay with your investment plan. Thank you for entrusting your hard-earned money to Vanguard.


Sincerely,

/S/ JOHN J. BRENNAN

July 20, 2001

                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN
                                                                    CHAIRMAN AND
                                                         CHIEF EXECUTIVE OFFICER

FUND PROFILE                                                 As of June 30, 2001
  for Balanced Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged index. Key terms are defined on pages 7-8.

----------------------------------------------------
TOTAL FUND CHARACTERISTICS

Yield
  Investor Shares                               3.1%
  Admiral Shares                                3.2%
  Institutional Shares                          3.2%
Turnover Rate                                   36%*
Expense Ratio
  Investor Shares                             0.22%*
  Admiral Shares                              0.15%*
  Institutional Shares                        0.10%*
Cash Investments                                0.8%
----------------------------------------------------


----------------------------------------------------
TEN LARGEST STOCKS
 (% of equities)

General Electric Co.                            3.6%
  (conglomerate)
Microsoft Corp.                                 2.9
  (software)
Exxon Mobil Corp.                               2.2
  (oil)
Citigroup, Inc.                                 2.0
  (financial services)
Pfizer, Inc.                                    1.9
  (pharmaceuticals)
AOL Time Warner Inc.                            1.7
  (media)
Wal-Mart Stores, Inc.                           1.6
  (retail)
American International Group, Inc.              1.5
  (insurance)
Intel Corp.                                     1.5
  (computer hardware)
International Business Machines Corp.           1.4
  (computer technology)
----------------------------------------------------
Top Ten                                        20.3%
----------------------------------------------------
Top Ten as % of Total Net Assets               11.9%
----------------------------------------------------



----------------------------------------------------
TOTAL FUND VOLATILITY MEASURES

                                            WILSHIRE
                                     FUND        500
----------------------------------------------------
R-SQUARD                              .99       1.00
BETA                                  .99       1.00
----------------------------------------------------



----------------------------------------------------
SECTOR DIVERSIFICATION
  (% of common stocks)

                                            WILSHIRE
                                     FUND       5000
----------------------------------------------------
Auto & Transportation                2.2%       2.1%
Consumer Discretionary              14.3       14.4
Consumer Staples                     5.8        5.8
Financial Services                  20.0       20.0
Health Care                         13.2       13.2
Integrated Oils                      3.5        3.5
Other Energy                         2.6        2.6
Materials & Processing               3.1        3.1
Producer Durables                    3.5        3.5
Technology                          17.7       17.7
Utilities                            8.4        8.4
Other                                5.7        5.7
----------------------------------------------------


---------------------------
FUND ASSET ALLOCATION

STOCKS                  59%
BONDS                   40%
CASH INVESTMENTS         1%
---------------------------

*Annualized. (Fund Profile continues on the next page.)

---------------------------------------------------------------
EQUITY CHARACTERISTICS

                                                       WILSHIRE
                                               FUND        5000
---------------------------------------------------------------
Number of Stocks                              3,283       6,334
Median Market Cap                            $35.0B      $35.0B
Price/Earnings Ratio                          27.3x       27.3x
Price/Book Ratio                               3.5x        3.5x
Dividend Yield                                 1.2%        1.2%
Return on Equity                              23.0%       23.1%
Earnings Growth Rate                          15.8%       15.8%
Foreign Holdings                               0.0%        0.0%
---------------------------------------------------------------



-------------------------------------
EQUITY INVESTMENT FOCUS
[GRAPHIC]

MARKET CAP                      LARGE
STYLE                           BLEND
-------------------------------------



---------------------------------------------------------------------
FIXED INCOME CHARACTERISTICS

                                                               LEHMAN
                                               FUND            INDEX*
---------------------------------------------------------------------
Number of Bonds                                 485             6,144
Yield to Maturity                              6.2%              6.2%
Average Coupon                                 7.4%              6.8%
Average Maturity                          8.6 years         8.4 years
Average Quality                                 Aa1               Aaa
Average Duration                          4.8 years         4.8 years
---------------------------------------------------------------------



------------------------------------------
FIXED INCOME
  INVESTMENT FOCUS
[GRAPHIC]

CREDIT QUALITY                      MEDIUM
AVERAGE MATURITY          TREASURY/ AGENCY
------------------------------------------



----------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of bonds)

Treasury/Agency**                               59.2%
Aaa                                             3.9
Aa                                              5.0
A                                              14.8
Baa                                            16.0
Ba                                              1.1
B                                               0.0
Not Rated                                       0.0
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------



----------------------------------------------------
DISTRIBUTION BY ISSUER
  (% of bonds)

Asset-Backed                                    3.7%
Commercial Mortgage-Backed                      0.0
Finance                                        12.5
Foreign                                         1.4
Government Mortgage-Backed                     35.3
Industrial                                     17.6
Treasury/Agency                                23.9
Utilities                                       5.6
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------
 *Lehman Aggregate Bond Index.
**Includes government mortgage-backed bonds.



                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY
  of Investment Terms


AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EEXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICE EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
  for Balanced Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      November 9, 1992-June 30, 2001

--------------------------------------------------------------------------------
                                BALANCED INDEX FUND                    COMPOSITE
                                 INVESTOR SHARES                          INDEX*
FISCAL                  CAPITAL        INCOME       TOTAL                  TOTAL
YEAR                     RETURN        RETURN      RETURN                 RETURN
--------------------------------------------------------------------------------
1992                       2.9%          0.8%        3.7%                   3.8%
1993                       6.1           3.9        10.0                   10.7
1994                      -5.2           3.6        -1.6                   -1.2
1995                      24.0           4.6        28.6                   29.0
1996                      10.0           3.9        13.9                   14.0
1997                      18.2%          4.0%       22.2%                  22.5%
1998                      14.3           3.6        17.9                   18.1
1999                      10.2           3.4        13.6                   13.5
2000                      -5.1           3.1        -2.0                   -2.2
2001**                    -3.1           1.5        -1.6                   -1.8
--------------------------------------------------------------------------------
 *60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 54 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
  June 30, 2001 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.). The fund's Wilshire 5000 Index common stocks are listed in descending market value order; corporate bonds are subtotaled by industry sector and reported separately from U.S. and foreign government bonds. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------

COMMON STOCKS (58.9%)(1)
-------------------------------------------------------------------------------------------------------------
  General Electric Co.                                                                 1,815,294   $  88,495
* Microsoft Corp.                                                                        982,665      71,734
  Exxon Mobil Corp.                                                                      629,909      55,022
  Citigroup, Inc.                                                                        920,172      48,621
  Pfizer, Inc.                                                                         1,156,495      46,317
* AOL Time Warner Inc.                                                                   810,532      42,957
  Wal-Mart Stores, Inc.                                                                  817,600      39,898
  American International Group, Inc.                                                     426,370      36,667
  Intel Corp.                                                                          1,231,968      36,034
  International Business Machines Corp.                                                  317,200      35,843
  Johnson & Johnson                                                                      553,046      27,651
  Merck & Co., Inc.                                                                      419,418      26,804
  Verizon Communications                                                                 493,928      26,424
  SBC Communications Inc.                                                                616,976      24,715
* Cisco Systems, Inc.                                                                  1,333,010      24,260
  The Coca-Cola Co.                                                                      455,600      20,501
  Philip Morris Cos., Inc.                                                               402,600      20,431
  Home Depot, Inc.                                                                       425,897      19,825
* Oracle Corp.                                                                         1,025,720      19,488
* Berkshire Hathaway Inc. Class A                                                            277      19,223
  Bristol-Myers Squibb Co.                                                               355,700      18,602
  Bank of America Corp.                                                                  292,650      17,567
* Viacom Inc. Class B                                                                    323,034      16,716
  J.P. Morgan Chase & Co.                                                                362,539      16,168
  Fannie Mae                                                                             182,700      15,556
  Eli Lilly & Co.                                                                        205,256      15,188
  The Procter & Gamble Co.                                                               236,500      15,088
  Wells Fargo & Co.                                                                      313,508      14,555
  American Home Products Corp.                                                           239,900      14,019
  AT&T Corp.                                                                             634,033      13,948
  BellSouth Corp.                                                                        342,600      13,796
  Abbott Laboratories                                                                    283,705      13,620
  Morgan Stanley Dean Witter & Co.                                                       204,640      13,143
* Dell Computer Corp.                                                                    474,500      12,407
  PepsiCo, Inc.                                                                          267,300      11,814
* EMC Corp.                                                                              401,860      11,673
* Amgen, Inc.                                                                            191,184      11,600
  The Walt Disney Co.                                                                    380,800      11,000
  Pharmacia Corp.                                                                        236,700      10,875
  Chevron Corp.                                                                          117,697      10,651
  Medtronic, Inc.                                                                        220,242      10,132
  Hewlett-Packard Co.                                                                    353,900      10,121
  Texas Instruments, Inc.                                                                317,567      10,002
  Schering-Plough Corp.                                                                  267,900       9,708
  Qwest Communications International Inc.                                                303,493       9,671
* Sun Microsystems, Inc.                                                                 598,080       9,401

                                       10

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  American Express Co.                                                                   241,652       9,375
  E.I. du Pont de Nemours & Co.                                                          191,077       9,217
  Merrill Lynch & Co., Inc.                                                              153,262       9,081
  Freddie Mac                                                                            127,400       8,917
  The Boeing Co.                                                                         157,862       8,777
  Minnesota Mining & Manufacturing Co.                                                    72,700       8,295
  Ford Motor Co.                                                                         335,442       8,235
* QUALCOMM, Inc.                                                                         138,200       8,082
  U.S. Bancorp                                                                           350,362       7,985
  FleetBoston Financial Corp.                                                            198,496       7,831
  Bank One Corp.                                                                         212,204       7,597
* WorldCom, Inc- WorldCom Group                                                          528,519       7,505
* Applied Materials, Inc.                                                                148,513       7,292
* Comcast Corp. Special Class A                                                          165,798       7,196
  Anheuser-Busch Cos., Inc.                                                              165,162       6,805
  Texaco Inc.                                                                            100,878       6,718
  Enron Corp.                                                                            136,890       6,708
* Clear Channel Communications, Inc.                                                     106,835       6,699
  Motorola, Inc.                                                                         400,770       6,637
  General Motors Corp.                                                                   100,168       6,446
  The Bank of New York Co., Inc.                                                         134,262       6,445
  McDonald's Corp.                                                                       237,600       6,429
  Walgreen Co.                                                                           186,070       6,354
  United Technologies Corp.                                                               86,036       6,303
  First Union Corp.                                                                      179,573       6,274
  Alcoa Inc.                                                                             158,496       6,245
  Fifth Third Bancorp                                                                    103,796       6,233
  Colgate-Palmolive Co.                                                                  102,800       6,064
  Washington Mutual, Inc.                                                                159,711       5,997
  Allstate Corp.                                                                         132,252       5,818
  Target Corp.                                                                           164,200       5,681
  Automatic Data Processing, Inc.                                                        113,999       5,666
  Household International, Inc.                                                           84,684       5,648
  Cardinal Health, Inc.                                                                   81,413       5,617
  Gillette Co.                                                                           193,016       5,596
  Schlumberger Ltd.                                                                      104,992       5,528
  Duke Energy Corp.                                                                      140,424       5,478
  Dow Chemical Co.                                                                       164,100       5,456
  Kimberly-Clark Corp.                                                                    97,597       5,456
  Electronic Data Systems Corp.                                                           85,700       5,356
  Baxter International, Inc.                                                             107,608       5,273
  Honeywell International Inc.                                                           147,733       5,169
  MBNA Corp.                                                                             156,298       5,150
  Lowe's Cos., Inc.                                                                       70,192       5,092
  Marsh & McLennan Cos., Inc.                                                             50,400       5,090
  El Paso Corp.                                                                           92,936       4,883
* Veritas Software Corp.                                                                  72,578       4,829
  Compaq Computer Corp.                                                                  309,590       4,796
  Emerson Electric Co.                                                                    78,701       4,761
  First Data Corp.                                                                        72,366       4,650
* Cox Communications, Inc. Class A                                                       104,569       4,632
  The Gap, Inc.                                                                          155,587       4,512
* Micron Technology, Inc.                                                                109,128       4,485
  HCA Inc.                                                                                98,259       4,440
* Safeway, Inc.                                                                           91,810       4,407
  American General Corp.                                                                  92,166       4,281
  Metropolitan Life Insurance Co.                                                        137,100       4,247
* AES Corp.                                                                               97,011       4,176
* Sprint PCS                                                                             171,040       4,131
  Mellon Financial Corp.                                                                  87,148       4,009
  Charles Schwab Corp.                                                                   253,296       3,875
  Lucent Technologies, Inc.                                                              624,387       3,871
* Kohl's Corp.                                                                            60,800       3,814
  Computer Associates International, Inc.                                                105,620       3,802
* Siebel Systems, Inc.                                                                    80,984       3,798
* The Kroger Co.                                                                         150,036       3,751
  Exelon Corp.                                                                            58,173       3,730
  UnitedHealth Group Inc.                                                                 58,458       3,610
  Lehman Brothers Holdings, Inc.                                                          45,820       3,563
  SunTrust Banks, Inc.                                                                    54,277       3,516
  ALLTEL Corp.                                                                            57,376       3,515
  Waste Management, Inc.                                                                 113,949       3,512
  Illinois Tool Works, Inc.                                                               55,310       3,501
  PNC Financial Services Group                                                            52,840       3,476
  Sprint Corp.                                                                           161,980       3,460
  National City Corp.                                                                    111,548       3,433
  Sysco Corp.                                                                            124,278       3,374
* Costco Wholesale Corp.                                                                  82,030       3,370
* eBay Inc.                                                                               49,100       3,363
  Carnival Corp.                                                                         106,800       3,279
  Conoco Inc. Class B                                                                    113,246       3,273
* General Motors Corp. Class H                                                           159,044       3,221
* Gemstar-TV Guide International, Inc.                                                    75,086       3,199
  Gannett Co., Inc.                                                                       48,223       3,178
  Caterpillar, Inc.                                                                       62,934       3,150
  International Paper Co.                                                                 88,212       3,149
  Providian Financial Corp.                                                               52,728       3,121
  AFLAC, Inc.                                                                             97,248       3,062
* Tenet Healthcare Corp.                                                                  58,782       3,033
* JDS Uniphase Corp.                                                                     239,600       2,995
* Cendant Corp.                                                                          152,679       2,977
  The Hartford Financial Services Group Inc.                                              43,180       2,954
  State Street Corp.                                                                      59,402       2,940
  Williams Cos., Inc.                                                                    88,608        2,920
  Lockheed Martin Corp.                                                                   78,647       2,914
  Omnicom Group Inc.                                                                      33,752       2,903
  Southern Co.                                                                           123,600       2,874
* Analog Devices, Inc.                                                                    65,932       2,852
  General Dynamics Corp.                                                                  36,532       2,843
  Corning, Inc.                                                                          168,660       2,818
  Halliburton Co.                                                                         78,294       2,787
  CVS Corp.                                                                               71,782       2,771

                                       11

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Dynegy, Inc.                                                                            59,064       2,746
  Paychex, Inc.                                                                           68,265       2,731
  Wachovia Corp.                                                                          38,367       2,730
  American Electric Power Co., Inc.                                                       58,993       2,724
  Dominion Resources, Inc.                                                                45,181       2,717
  Sara Lee Corp.                                                                         143,209       2,712
* Agilent Technologies, Inc.                                                              83,287       2,707
  BB&T Corp.                                                                              73,725       2,706
  Phillips Petroleum Co.                                                                  46,700       2,662
* Maxim Integrated Products, Inc.                                                         59,496       2,630
  CIGNA Corp.                                                                             27,277       2,614
  United Parcel Service, Inc.                                                             45,105       2,607
  Harley-Davidson, Inc.                                                                   55,300       2,604
  H.J. Heinz Co.                                                                          63,500       2,597
  Sears, Roebuck & Co.                                                                    61,100       2,585
* PeopleSoft, Inc.                                                                        52,492       2,584
  Southwest Airlines Co.                                                                 138,999       2,570
  Linear Technology Corp.                                                                 58,000       2,565
  Northern Trust Corp.                                                                    40,600       2,538
  Union Pacific Corp.                                                                     45,410       2,493
* Xilinx, Inc.                                                                            60,400       2,491
  The Chubb Corp.                                                                         31,952       2,474
  Anadarko Petroleum Corp.                                                                45,731       2,471
  Eastman Kodak Co.                                                                       52,914       2,470
* NEXTEL Communications, Inc.                                                            139,392       2,439
* Best Buy Co., Inc.                                                                      38,000       2,414
  Transocean Sedco Forex Inc.                                                             57,991       2,392
  The McGraw-Hill Cos., Inc.                                                              35,796       2,368
  Loews Corp.                                                                             36,000       2,319
  John Hancock Financial Services, Inc.                                                   57,500       2,315
* Forest Laboratories, Inc.                                                               32,300       2,293
  Capital One Financial Corp.                                                             37,999       2,280
  TXU Corp.                                                                               47,310       2,280
  General Mills, Inc.                                                                     52,034       2,278
* FedEx Corp.                                                                             56,028       2,252
* CIENA Corp.                                                                             58,950       2,240
  Albertson's, Inc.                                                                       74,590       2,237
  Tribune Co.                                                                             55,203       2,209
  The Quaker Oats Co.                                                                     24,200       2,208
  Franklin Resources Corp.                                                                48,166       2,205
  USA Education Inc.                                                                      30,050       2,194
  Weyerhaeuser Co.                                                                        39,795       2,188
* BEA Systems, Inc.                                                                       71,200       2,187
* VeriSign, Inc.                                                                          36,412       2,185
* Concord EFS, Inc.                                                                       41,928       2,181
  Burlington Northern Santa Fe Corp.                                                      71,823       2,167
* Solectron Corp.                                                                        118,106       2,161
  Kellogg Co.                                                                             74,000       2,146
* Mirant Corp.                                                                            62,045       2,134
* Genzyme Corp.                                                                           34,860       2,126
  The Goldman Sachs Group, Inc.                                                           24,600       2,111
* Altera Corp.                                                                            72,600       2,105
  NIKE, Inc. Class B                                                                      49,639       2,084
  Marriott International, Inc. Class A                                                    43,978       2,082
  Adobe Systems, Inc.                                                                     44,200       2,077
* Calpine Corp.                                                                           54,600       2,064
  Allergan, Inc.                                                                          24,100       2,061
* Yahoo!, Inc.                                                                           102,132       2,042
  Masco Corp.                                                                             81,600       2,037
  Baker Hughes, Inc.                                                                      60,734       2,035
  KeyCorp                                                                                 77,870       2,029
* Guidant Corp.                                                                           56,140       2,021
  St. Paul Cos., Inc.                                                                     39,836       2,019
  Avon Products, Inc.                                                                     43,318       2,005
  Campbell Soup Co.                                                                       76,736       1,976
* KLA-Tencor Corp.                                                                        33,800       1,976
  Stryker Corp.                                                                           35,700       1,958
  Interpublic Group of Cos., Inc.                                                         66,678       1,957
  FPL Group, Inc.                                                                         32,400       1,951
  ConAgra Foods, Inc.                                                                     98,364       1,949
  Pitney Bowes, Inc.                                                                      46,169       1,945
  Wrigley, (Wm.) Jr. Co.                                                                  41,400       1,940
  McKesson HBOC, Inc.                                                                     51,849       1,925
  Air Products & Chemicals, Inc.                                                          41,972       1,920
  Public Service Enterprise Group, Inc.                                                   39,160       1,915
* Broadcom Corp.                                                                          44,700       1,911
  Comerica, Inc.                                                                          32,359       1,864
  Golden West Financial Corp.                                                             28,961       1,860
  May Department Stores Co.                                                               54,282       1,860
* IDEC Pharmaceuticals Corp.                                                              27,200       1,841
* MedImmune Inc.                                                                          38,871       1,835
  Progressive Corp. of Ohio                                                               13,500       1,825
  Lincoln National Corp.                                                                  35,100       1,816
* Brocade Communications Systems, Inc.                                                    41,200       1,812
* Juniper Networks, Inc.                                                                  58,200       1,810
* Advanced Micro Devices, Inc.                                                            62,200       1,796
  Occidental Petroleum Corp.                                                              67,538       1,796
  Equity Office Properties Trust REIT                                                     56,583       1,790
* Chiron Corp.                                                                            35,004       1,785
  Xcel Energy, Inc.                                                                       62,313       1,773
* Immunex Corp.                                                                           99,100       1,759
  Reliant Energy, Inc.                                                                    54,171       1,745
* Comverse Technology, Inc.                                                               30,371       1,734
  Raytheon Co.                                                                            64,845       1,722
  Ralston-Ralston Purina Group                                                            56,629       1,700
* Genentech, Inc.                                                                         30,800       1,697
  Becton, Dickinson & Co.                                                                 47,232       1,690
  Progress Energy, Inc.                                                                   37,627       1,690
  USX-Marathon Group                                                                      56,847       1,678
* King Pharmaceuticals, Inc.                                                              30,947       1,663
  Synovus Financial Corp.                                                                 52,570       1,650
* Bed Bath & Beyond, Inc.                                                                 52,592       1,641
  Aon Corp.                                                                               46,791       1,638

                                       12

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Delphi Automotive Systems Corp.                                                        102,047       1,626
  Deere & Co.                                                                             42,941       1,625
  TJX Cos., Inc.                                                                          51,000       1,625
  PPG Industries, Inc.                                                                    30,900       1,624
* Univision Communications Inc.                                                           37,700       1,613
  SouthTrust Corp.                                                                        61,944       1,611
* Starbucks Corp.                                                                         69,400       1,596
  Burlington Resources, Inc.                                                              39,450       1,576
  Biomet, Inc.                                                                            32,600       1,567
* Lexmark International, Inc.                                                             23,300       1,567
* USA Networks, Inc.                                                                      55,504       1,565
  Entergy Corp.                                                                           40,687       1,562
* Federated Department Stores, Inc.                                                       36,454       1,549
  Consolidated Edison Inc.                                                                38,778       1,543
  Hershey Foods Corp.                                                                     24,916       1,538
  IMS Health, Inc.                                                                        53,800       1,533
* Intuit, Inc.                                                                            38,000       1,520
  Unocal Corp.                                                                            44,300       1,513
  MBIA, Inc.                                                                              27,024       1,505
  Archer-Daniels-Midland Co.                                                             115,579       1,503
* Apple Computer, Inc.                                                                    63,732       1,482
  Mattel, Inc.                                                                            77,890       1,474
* Biogen, Inc.                                                                            27,100       1,473
* Novellus Systems, Inc.                                                                  25,800       1,465
* i2 Technologies, Inc.                                                                   73,940       1,464
* SunGard Data Systems, Inc.                                                              48,800       1,464
  The Clorox Co.                                                                          43,192       1,462
  PPL Corp.                                                                               26,552       1,460
  Danaher Corp.                                                                           26,000       1,456
* Fiserv, Inc.                                                                            22,750       1,456
* Tellabs, Inc.                                                                           75,136       1,456
  Norfolk Southern Corp.                                                                  70,300       1,455
  Textron, Inc.                                                                           26,019       1,432
  Cintas Corp.                                                                            30,950       1,431
* IVAX Corp.                                                                              36,437       1,421
  UnumProvident Corp.                                                                     44,124       1,417
* Cablevision Systems Corp. Class B                                                       24,200       1,416
  MGIC Investment Corp.                                                                   19,471       1,414
* Electronic Arts Inc.                                                                    24,400       1,413
  CSX Corp.                                                                               38,896       1,410
* EchoStar Communications Corp.                                                           43,500       1,410
  DTE Energy Co.                                                                          30,096       1,398
  Dover Corp.                                                                             37,116       1,397
  Georgia Pacific Group                                                                   41,227       1,396
* Millennium Pharmaceuticals, Inc.                                                        39,152       1,393
  Jefferson-Pilot Corp.                                                                   28,387       1,372
  Equity Residential Properties Trust REIT                                                24,243       1,371
  Praxair, Inc.                                                                           29,089       1,367
  Stilwell Financial, Inc.                                                                40,600       1,363
* Human Genome Sciences, Inc.                                                             22,400       1,350
  Intimate Brands, Inc.                                                                   89,330       1,346
  M & T Bank Corp.                                                                        17,737       1,339
  Regions Financial Corp.                                                                 41,517       1,329
* Staples, Inc.                                                                           82,805       1,324
  FirstEnergy Corp.                                                                       41,091       1,321
  Starwood Hotels & Resorts Worldwide, Inc.                                               35,406       1,320
* CNA Financial Corp.                                                                     33,400       1,318
* Sanmina Corp.                                                                           56,160       1,315
  Amerada Hess Corp.                                                                      16,257       1,314
  Rohm & Haas Co.                                                                         39,948       1,314
  Molex, Inc.                                                                             35,633       1,302
  Northrop Grumman Corp.                                                                  16,156       1,294
* LSI Logic Corp.                                                                         68,715       1,292
  The Limited, Inc.                                                                       77,676       1,283
  Rockwell International Corp.                                                            33,383       1,273
* Quest Diagnostics, Inc.                                                                 16,924       1,267
  AmSouth Bancorp                                                                         68,377       1,264
  J.C. Penney Co., Inc.                                                                   47,861       1,262
* Boston Scientific Corp.                                                                 73,948       1,257
  Coca-Cola Enterprises, Inc.                                                             76,300       1,248
  Constellation Energy Group                                                              29,300       1,248
  New York Times Co. Class A                                                              29,700       1,247
  Devon Energy Corp.                                                                      23,576       1,238
  Tosco Corp.                                                                             28,100       1,238
  Newell Rubbermaid, Inc.                                                                 48,542       1,218
* DST Systems, Inc.                                                                       23,000       1,212
  Ingersoll-Rand Co.                                                                      29,400       1,211
* Sabre Holdings Corp.                                                                    24,177       1,209
  Charter One Financial                                                                   37,867       1,208
  Scientific-Atlanta, Inc.                                                                29,588       1,201
* Charter Communications, Inc.                                                            51,165       1,195
* Tricon Global Restaurants, Inc.                                                         26,902       1,181
* Citrix Systems, Inc.                                                                    33,800       1,180
  Dollar General Corp.                                                                    60,318       1,176
  Telephone & Data Systems, Inc.                                                          10,800       1,175
* Atmel Corp.                                                                             86,200       1,163
* Watson Pharmaceuticals, Inc.                                                            18,855       1,162
  Cincinnati Financial Corp.                                                              29,347       1,159
* NVIDIA Corp.                                                                            12,500       1,159
  Xerox Corp.                                                                            121,084       1,159
  Bear, Stearns Co., Inc.                                                                 19,582       1,155
  Johnson Controls, Inc.                                                                  15,923       1,154
  Apache Corp.                                                                            22,600       1,147
  Kerr-McGee Corp.                                                                        17,310       1,147
* Adelphia Communications Corp. Class A                                                   27,539       1,129
* TMP Worldwide, Inc.                                                                     19,100       1,129
* HEALTHSOUTH Corp.                                                                       70,558       1,127
  AMBAC Financial Group Inc.                                                              19,300       1,123
  Union Planters Corp.                                                                    25,350       1,105
  H & R Block, Inc.                                                                       16,824       1,086
  Fortune Brands, Inc.                                                                    28,200       1,082

                                       13

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Wellpoint Health Networks Inc. Class A                                                  11,468       1,081
  Ameren Corp.                                                                            25,234       1,077
* Jabil Circuit, Inc.                                                                     34,900       1,077
* Openwave Systems Inc.                                                                   30,978       1,075
  The Pepsi Bottling Group, Inc.                                                          26,800       1,075
* QLogic Corp.                                                                            16,649       1,073
* Computer Sciences Corp.                                                                 30,934       1,070
  Allegheny Energy, Inc.                                                                  22,100       1,066
* Teradyne, Inc.                                                                          31,900       1,056
  Kinder Morgan, Inc.                                                                     20,992       1,055
* Rational Software Corp.                                                                 37,326       1,047
  RadioShack Corp.                                                                        34,100       1,040
* Kraft Foods Inc.                                                                        33,500       1,039
  Avery Dennison Corp.                                                                    20,287       1,036
  Applera Corp-Applied Biosystems Group                                                   38,400       1,027
  R.J. Reynolds Tobacco Holdings, Inc.                                                    18,733       1,023
  Sempra Energy                                                                           37,300       1,020
  Cinergy Corp.                                                                           29,162       1,019
  Marshall & Ilsley Corp.                                                                 18,878       1,018
  NiSource, Inc.                                                                          37,227       1,017
* Gilead Sciences, Inc.                                                                   17,458       1,016
* PanAmSat Corp.                                                                          26,143       1,016
* Kmart Corp.                                                                             88,500       1,015
* BMC Software, Inc.                                                                      44,530       1,004
  Genuine Parts Co.                                                                       31,845       1,003
  Total System Services, Inc.                                                             35,300       1,003
  Moody's Corp.                                                                           29,900       1,002
* Andrx Corp. - Andrx Group                                                               13,000       1,001
  E.W. Scripps Co. Class A                                                                14,500       1,001
* Nabors Industries, Inc.                                                                 26,900       1,001
  Delta Air Lines, Inc.                                                                   22,658         999
  Willamette Industries, Inc.                                                             20,157         998
* AMR Corp.                                                                               27,512         994
* Laboratory Corp. of America Holdings                                                    12,924         994
  Vulcan Materials Co.                                                                    18,500         994
  Estee Lauder Cos. Class A                                                               22,900         987
  Countrywide Credit Industries, Inc.                                                     21,390         981
* Gateway, Inc.                                                                           59,456         978
  Washington Post Co. Class B                                                              1,700         976
  Tiffany & Co.                                                                           26,900         974
  UnionBanCal Corp.                                                                       28,890         974
* BroadWing Inc.                                                                          39,809         973
* Weatherford International, Inc.                                                         20,193         969
  SEI Corp.                                                                               20,200         957
  Dow Jones & Co., Inc.                                                                   15,966         953
  Ecolab, Inc.                                                                            23,244         952
* Compuware Corp.                                                                         67,900         950
  Equifax, Inc.                                                                           25,840         948
  Simon Property Group, Inc. REIT                                                         31,584         947
* Agere Systems Inc.                                                                     126,135         946
  Zions Bancorp                                                                           16,000         944
* ADC Telecommunications, Inc.                                                           142,302         939
* Applied Micro Circuits Corp.                                                            54,512         938
* Health Management Associates Class A                                                    44,570         938
* Jones Apparel Group, Inc.                                                               21,657         936
  TRW, Inc.                                                                               22,814         935
  North Fork Bancorp, Inc.                                                                30,141         934
* Amazon.com, Inc.                                                                        65,900         932
  Torchmark Corp.                                                                         23,100         929
* St. Jude Medical, Inc.                                                                  15,442         927
* National Semiconductor Corp.                                                            31,800         926
* Metro-Goldwyn-Mayer Inc.                                                                40,469         917
* U.S. Cellular Corp.                                                                     15,900         917
  National Commerce Financial Corp.                                                       37,385         911
* Convergys Corp.                                                                         30,000         908
  Parker Hannifin Corp.                                                                   21,404         908
  KeySpan Corp.                                                                           24,754         903
* Mercury Interactive Corp.                                                               15,000         899
* Apollo Group, Inc. Class A                                                              21,125         897
* Toys R Us, Inc.                                                                         36,236         897
* Fox Entertainment Group, Inc. Class A                                                   32,100         896
  Symbol Technologies, Inc.                                                               40,209         893
  Eaton Corp.                                                                             12,600         883
* SPX Corp.                                                                                7,031         880
* MGM Mirage, Inc.                                                                        29,202         875
* Sonus Networks, Inc.                                                                    37,000         864
  UST, Inc.                                                                               29,829         861
* BJ Services Co.                                                                         30,200         857
* Unisys Corp.                                                                            57,900         852
* Cadence Design Systems, Inc.                                                            44,932         837
* International Game Technology                                                           13,338         835
* Microchip Technology, Inc.                                                              24,375         835
  T. Rowe Price Group Inc.                                                                22,300         834
* NCR Corp.                                                                               17,481         822
  Popular, Inc.                                                                           24,900         820
  First Tennessee National Corp.                                                          23,600         819
* Conseco Inc.                                                                            59,531         813
  The Goodyear Tire & Rubber Co.                                                          28,987         812
  Family Dollar Stores, Inc.                                                              31,600         810
* RF Micro Devices, Inc.                                                                  30,200         809
* Robert Half International, Inc.                                                         32,500         809
  Brown-Forman Corp. Class B                                                              12,600         806
  Diamond Offshore Drilling, Inc.                                                         24,400         806
  Knight Ridder                                                                           13,593         806
* Noble Drilling Corp.                                                                    24,600         806
* Network Appliance, Inc.                                                                 58,700         804
* Peregrine Systems, Inc.                                                                 27,681         803
* Abercrombie & Fitch Co.                                                                 17,998         801
* Express Scripts                                                                         14,400         792
* AutoZone Inc.                                                                           21,100         791
  Leggett & Platt, Inc.                                                                   35,900         791
                                       14

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  PG&E Corp.                                                                              70,440         789
  Hilton Hotels Corp.                                                                     67,852         787
  Harcourt General, Inc.                                                                  13,500         786
  Transatlantic Holdings, Inc.                                                             6,400         784
  Royal Caribbean Cruises, Ltd.                                                           35,300         780
* Cabletron Systems, Inc.                                                                 33,910         775
  CenturyTel, Inc.                                                                        25,562         775
  GPU, Inc.                                                                               22,040         775
  Golden State Bancorp Inc.                                                               24,900         767
  Whirlpool Corp.                                                                         12,278         767
* AutoNation, Inc.                                                                        65,930         765
* AmeriCredit Corp.                                                                       14,700         764
  EOG Resources, Inc.                                                                     21,500         764
* American Standard Cos., Inc.                                                            12,600         757
  Huntington Bancshares Inc.                                                              46,300         757
  VF Corp.                                                                                20,800         757
  Dime Bancorp, Inc.                                                                      20,228         753
  TECO Energy, Inc.                                                                       24,700         753
* Harrah's Entertainment, Inc.                                                            21,300         752
  Pinnacle West Capital Corp.                                                             15,600         739
* Thermo Electron Corp.                                                                   33,348         734
  PACCAR, Inc.                                                                            14,241         732
  Spieker Properties, Inc. REIT                                                           12,200         731
* Vitesse Semiconductor Corp.                                                             34,700         730
* Westwood One, Inc.                                                                      19,800         730
  Radian Group, Inc.                                                                      17,920         725
* Smurfit-Stone Container Corp.                                                           44,519         721
  W.W. Grainger, Inc.                                                                     17,389         716
  ProLogis Trust REIT                                                                     31,452         715
  Goodrich Corp.                                                                          18,740         712
  ITT Industries, Inc.                                                                    16,093         712
  Ultramar Diamond Shamrock Corp.                                                         15,037         710
* Avaya Inc.                                                                              51,490         705
* Caremark Rx, Inc.                                                                       42,824         704
* BJ's Wholesale Club, Inc.                                                               13,200         703
  Green Point Financial Corp.                                                             18,300         703
* HomeStore.com, Inc.                                                                     20,000         699
  Federated Investors, Inc.                                                               21,600         696
  TCF Financial Corp.                                                                     14,956         693
  Circuit City Stores, Inc.                                                               38,388         691
  Nucor Corp.                                                                             14,141         691
  SAFECO Corp.                                                                            23,306         688
  Cooper Industries, Inc.                                                                 17,304         685
* Abgenix, Inc.                                                                           15,200         684
* Aetna Inc.                                                                              26,349         682
* ONI Sytems Corp.                                                                        24,399         681
  DPL Inc.                                                                                23,426         678
* SCI Systems, Inc.                                                                       26,600         678
* American Tower Corp. Class A                                                            32,730         677
* Protein Design Labs, Inc.                                                                7,800         677
  Eastman Chemical Co.                                                                    14,150         674
  A.G. Edwards & Sons, Inc.                                                               14,887         670
  Winn-Dixie Stores, Inc.                                                                 25,643         670
* Affiliated Computer Services, Inc. Class A                                               9,310         669
  CMS Energy Corp.                                                                        24,000         668
* Parametric Technology Corp.                                                             47,742         668
* Allied Waste Industries, Inc.                                                           35,675         666
  Edison International                                                                    59,600         665
  AVX Corp.                                                                               31,600         664
* LAM Research Corp.                                                                      22,380         664
  R.R. Donnelley & Sons Co.                                                               22,310         663
  Hillenbrand Industries, Inc.                                                            11,600         662
  ServiceMaster Co.                                                                       55,150         662
  Newmont Mining Corp.                                                                    35,460         660
  Public Storage, Inc. REIT                                                               22,244         660
  Sherwin-Williams Co.                                                                    29,668         659
* Park Place Entertainment                                                                54,285         657
  The Stanley Works                                                                       15,644         655
  Boston Properties, Inc. REIT                                                            16,000         654
* Waters Corp.                                                                            23,700         654
  Mylan Laboratories, Inc.                                                                23,050         648
* Invitrogen Corp.                                                                         8,945         642
* Lamar Advertising Co. Class A                                                           14,600         642
* CDW Computer Centers, Inc.                                                              16,000         635
* Cephalon, Inc.                                                                           9,000         635
  Dana Corp.                                                                              27,203         635
* Palm, Inc.                                                                             104,515         634
  Hormel Foods Corp.                                                                      25,900         630
* Crown Castle International Corp.                                                        38,300         628
* ImClone Systems, Inc.                                                                   11,900         628
* Quest Software, Inc.                                                                    16,600         627
  Apartment Investment & Management Co. Class A REIT                                      12,960         625
* BISYS Group, Inc.                                                                       10,600         625
* Finisar Corp.                                                                           33,400         624
  Old Republic International Corp.                                                        21,525         624
* Citizens Communications Co.                                                             51,581         621
* Integrated Device Technology Inc.                                                       19,600         621
* Republic Services, Inc. Class A                                                         31,200         619
  UtiliCorp United, Inc.                                                                  20,250         619
* Macrovision Corp.                                                                        9,000         617
  Vornado Realty Trust REIT                                                               15,800         617
  Santa Fe International Corp.                                                            21,200         615
* Symantec Corp.                                                                          14,050         614
  Neuberger Berman Inc.                                                                    9,000         612
  Darden Restaurants Inc.                                                                 21,900         611
  Fluor Corp.                                                                             13,500         610
* Amkor Technology, Inc.                                                                  27,400         606
* NTL Inc.                                                                                50,224         605
  Murphy Oil Corp.                                                                         8,200         604
  Banknorth Group, Inc.                                                                   26,610         603
  Sovereign Bancorp, Inc.                                                                 46,409         603
  Engelhard Corp.                                                                         23,300         601
* Global Marine, Inc.                                                                     32,200         600
* Rite Aid Corp.                                                                          66,690         600
  American Water Works Co., Inc.                                                          18,100         597

                                       15

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* ICOS Corp.                                                                               9,300         595
* TeleCorp PCS, Inc.                                                                      30,718         595
* Manor Care, Inc.                                                                        18,700         594
  Phelps Dodge Corp.                                                                      14,310         594
  Duke Realty Corp                                                                        23,850         593
  ENSCO International, Inc.                                                               25,324         593
  Black & Decker Corp.                                                                    14,975         591
* Extreme Networks, Inc.                                                                  19,900         587
  Avalonbay Communities, Inc. REIT                                                        12,481         583
  The PMI Group Inc.                                                                       8,000         581
* Cypress Semiconductor Corp.                                                             24,300         580
* Hispanic Broadcasting Corp.                                                             20,100         577
* Lincare Holdings, Inc.                                                                  19,200         576
  Compass Bancshares Inc.                                                                 21,700         575
  Legg Mason Inc.                                                                         11,500         572
  Sunoco, Inc.                                                                            15,606         572
* Office Depot, Inc.                                                                      54,987         571
* Vishay Intertechnology, Inc.                                                            24,835         571
* Emulex Corp.                                                                            14,100         570
  Archstone Communities Trust REIT                                                        22,087         569
  Expeditors International of Washington, Inc.                                             9,400         564
* CSG Systems International, Inc.                                                          9,700         563
* Western Wireless Corp. Class A                                                          13,100         563
* MiniMed, Inc.                                                                           11,700         562
* Sepracor Inc.                                                                           14,100         561
* American Power Conversion Corp.                                                         35,400         558
* Smith International, Inc.                                                                9,300         557
* BHC Communications, Inc. Class A                                                         4,000         556
  Sigma-Aldrich Corp.                                                                     14,403         556
* Cooper Cameron Corp.                                                                     9,900         552
  Allmerica Financial Corp.                                                                9,589         551
  Kimco Realty Corp. REIT                                                                 11,600         549
  SCANA Corp.                                                                             19,285         548
* Dollar Tree Stores, Inc.                                                                19,600         546
  Reader's Digest Assn., Inc. Class A                                                     19,000         546
  Northeast Utilities                                                                     26,200         544
* Synopsys, Inc.                                                                          11,245         544
* L-3 Communications Holdings, Inc.                                                        7,100         542
* Vertex Pharmaceuticals, Inc.                                                            10,900         540
* AmeriSource Health Corp.                                                                 9,700         536
  Ocean Energy, Inc.                                                                      30,642         535
* Quintiles Transnational Corp.                                                           21,191         535
  McCormick & Co., Inc.                                                                   12,700         534
  Pall Corp.                                                                              22,666         533
  Wendy's International, Inc.                                                             20,800         531
  C.R. Bard, Inc.                                                                          9,300         530
  Galileo International, Inc.                                                             16,300         530
  Avnet, Inc.                                                                             23,576         529
  The Timber Co.                                                                          14,800         529
  Wisconsin Energy Corp.                                                                  22,200         528
* Continental Airlines, Inc. Class B                                                      10,700         527
* Micrel, Inc.                                                                            15,900         525
* Niagara Mohawk Holdings Inc.                                                            29,200         517
* Ceridian Corp.                                                                          26,900         516
  Millipore Corp.                                                                          8,300         514
  Host Marriott Corp. REIT                                                                41,000         513
* McLeodUSA, Inc. Class A                                                                111,490         512
* Universal Health Services Class B                                                       11,200         510
  Hibernia Corp. Class A                                                                  28,600         509
  Astoria Financial Corp.                                                                  9,200         506
* Oxford Health Plan                                                                      17,700         506
  PerkinElmer, Inc.                                                                       18,200         501
  Ashland, Inc.                                                                           12,480         500
  Talbots Inc.                                                                            11,400         499
* CheckFree Corp.                                                                         14,100         494
  Crescent Real Estate, Inc. REIT                                                         20,100         494
  Jack Henry & Associates                                                                 15,900         493
  Mercantile Bankshares Corp.                                                             12,550         491
  IBP, Inc.                                                                               19,400         490
  The Mead Corp.                                                                          17,900         486
* Sealed Air Corp.                                                                        13,019         485
  Liz Claiborne, Inc.                                                                      9,600         484
  Waddell & Reed Financial, Inc.                                                          15,212         483
  Bergen Brunswig Corp. Class A                                                           24,953         480
  Hudson City Bancorp, Inc.                                                               20,800         480
  Temple-Inland Inc.                                                                       9,000         480
  Unitrin, Inc.                                                                           12,500         480
  Lennar Corp.                                                                            11,422         476
* Enzon, Inc.                                                                              7,600         475
* Lattice Semiconductor Corp.                                                             19,400         473
* Apogent Technologies Inc.                                                               19,108         470
* Brinker International, Inc.                                                             18,200         470
* Infonet Services Corp.                                                                  55,300         470
* Tektronix, Inc.                                                                         17,300         470
* Community Health Systems, Inc.                                                          15,900         469
* Chris-Craft Industries, Inc.                                                             6,547         467
* ChoicePoint Inc.                                                                        11,085         466
* Cytyc Corp.                                                                             20,200         466
* Barr Labs Inc.                                                                           6,575         463
* Barnes & Noble, Inc.                                                                    11,748         462
* Nextel Partners, Inc.                                                                   29,680         461
* Sycamore Networks, Inc.                                                                 49,500         461
  ICN Pharmaceuticals, Inc.                                                               14,493         460
  Nordstrom, Inc.                                                                         24,764         459
  Energy East Corp.                                                                       21,900         458
  Westvaco Corp.                                                                          18,850         458
  Hasbro, Inc.                                                                            31,650         457
  Eaton Vance Corp.                                                                       13,100         456
* Devry, Inc.                                                                             12,600         455
  The St. Joe Co.                                                                         16,900         454
* WebMD Corporation                                                                       64,800         454
* Iron Mountain, Inc.                                                                     10,100         453
  Viad Corp.                                                                              17,100         451
* TIBCO Software Inc.                                                                     35,200         450
* American Eagle Outfitters, Inc.                                                         12,750         449
  Wesco Financial Corp.                                                                    1,290         449

                                       16

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  International Flavors & Fragrances, Inc.                                                17,839         448
  Sonoco Products Co.                                                                     17,870         445
* Arrow Electronics, Inc.                                                                 18,274         444
  iStar Financial Inc.                                                                    15,685         442
  BancWest Corp.                                                                          12,800         440
  Centex Corp.                                                                            10,800         440
* Entercom Communications Corp.                                                            8,200         440
  Beckman Coulter, Inc.                                                                   10,764         439
  Cabot Corp.                                                                             12,200         439
* Applera Corp.- Celera Genomics Group                                                    11,025         437
* Sicor, Inc.                                                                             18,900         437
* Triton PCS, Inc.                                                                        10,600         435
  Diebold, Inc.                                                                           13,500         434
  Fastenal Co.                                                                             7,000         434
* Trigon Healthcare, Inc.                                                                  6,700         434
* Expedia Inc.                                                                             9,300         433
  Martin Marietta Materials, Inc.                                                          8,711         431
  Visteon Corp.                                                                           23,452         431
  Associated Banc-Corp.                                                                   11,956         430
  Commerce Bancshares, Inc.                                                               11,646         430
  FirstMerit Corp.                                                                        16,295         430
  C.H. Robinson Worldwide, Inc.                                                           15,300         427
  DENTSPLY International Inc.                                                              9,600         426
  Mitchell Energy & Development Corp. Class A                                              9,200         426
  Potomac Electric Power Co.                                                              20,300         425
  SuperValu Inc.                                                                          24,091         423
* KPMG Consulting Inc.                                                                    27,500         422
* Varian Medical Systems, Inc.                                                             5,900         422
  Alliant Energy Corp.                                                                    14,452         421
* Foundry Networks, Inc.                                                                  21,000         420
* Lear Corp.                                                                              12,000         419
  Manpower Inc.                                                                           14,000         419
  Valley National Bancorp                                                                 14,703         417
* First Health Group Corp.                                                                17,200         415
  White Mountains Insurance Group Inc.                                                     1,100         414
  Puget Energy, Inc.                                                                      15,780         413
  Maytag Corp.                                                                            13,971         409
  Protective Life Corp.                                                                   11,900         409
  First Virginia Banks, Inc.                                                               8,650         408
  NSTAR                                                                                    9,595         408
* Conexant Systems, Inc.                                                                  45,514         407
  Commerce Bancorp, Inc.                                                                   5,782         405
  Lafarge Corp.                                                                           12,100         405
* Retek Inc.                                                                               8,447         405
  Bowater Inc.                                                                             9,000         403
  International Speedway Corp.                                                             9,600         403
* Patterson Dental Co.                                                                    12,200         403
  AMB Property Corp. REIT                                                                 15,600         402
* Dun & Bradstreet Corp.                                                                  14,250         402
  Valero Energy Corp.                                                                     10,900         401
  Equitable Resources, Inc.                                                               12,000         400
* Williams-Sonoma, Inc.                                                                   10,284         399
* Orion Power Holdings, Inc.                                                              16,715         398
  Belo Corp. Class A                                                                      21,048         397
* Intersil Corp.                                                                          10,900         397
* Outback Steakhouse                                                                      13,750         396
  Clayton Homes Inc.                                                                      25,027         393
* International Rectifier Corp.                                                           11,500         392
* Krispy Kreme Doughnuts, Inc.                                                             9,800         392
* National-Oilwell, Inc.                                                                  14,600         391
* Northwest Airlines Corp. Class A                                                        15,500         391
* Smithfield Foods, Inc.                                                                   9,700         391
* Celgene Corp.                                                                           13,500         389
* Fairchild Semiconductor Corp.                                                           16,900         389
  Newport News Shipbuilding Inc.                                                           6,340         388
  PepsiAmericas, Inc.                                                                     29,200         388
  Tidewater Inc.                                                                          10,300         388
* Security Capital Group Inc. REIT Class B                                                18,100         387
* Mandalay Resort Group                                                                   14,100         386
  Autodesk, Inc.                                                                          10,320         385
  City National Corp.                                                                      8,700         385
* Health Net Inc.                                                                         22,140         385
* Rowan Cos., Inc.                                                                        17,400         385
* Vignette Corp.                                                                          43,395         385
  Investors Financial Services Corp.                                                       5,728         384
* Venator Group, Inc.                                                                     25,100         384
  Bemis Co., Inc.                                                                          9,500         382
  Brunswick Corp.                                                                         15,897         382
* FMC Corp.                                                                                5,573         382
  Pacific Century Financial Corp.                                                         14,800         382
  Wilmington Trust Corp.                                                                   6,100         382
  MDU Resources Group, Inc.                                                               12,050         381
  Arthur J. Gallagher & Co.                                                               14,600         380
* Energizer Holdings, Inc.                                                                16,576         380
* AdvancePCS                                                                               5,900         378
* Micromuse Inc.                                                                          13,500         378
  Tyson Foods, Inc.                                                                       41,060         378
* Pactiv Corp.                                                                            28,100         377
  Deluxe Corp.                                                                            13,000         376
  Liberty Property Trust REIT                                                             12,700         376
  General Growth Properties Inc. REIT                                                      9,500         374
* E*TRADE Group, Inc.                                                                     57,870         373
* Level 3 Communications, Inc.                                                            67,600         371
  Metris Cos., Inc.                                                                       10,977         370
* Riverstone Networks, Inc.                                                               18,590         370
 Alkermes, Inc.                                                                           10,500         369
* Gentex Corp.                                                                            13,252         369
* Internet Security Systems, Inc.                                                          7,600         369
  National Fuel Gas Co.                                                                    7,100         369
  Questar Corp.                                                                           14,900         369
  The MONY Group Inc.                                                                      9,200         369
  Homestake Mining Co.                                                                    47,500         368

                                       17

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Boise Cascade Corp.                                                                     10,400         366
* Hearst-Argyle Television Inc.                                                           18,268         365
* Nova Corp. (Georgia)                                                                    11,573         364
  Allied Capital Corp.                                                                    15,680         363
  CarrAmerica Realty Corp. REIT                                                           11,900         363
* Semtech Corp.                                                                           12,100         363
* Tellium, Inc.                                                                           19,950         363
* Advent Software, Inc.                                                                    5,700         362
  CONSOL Energy, Inc.                                                                     14,300         362
  Fair Issac & Co.                                                                         5,850         362
  Ross Stores, Inc.                                                                       15,100         362
  American Financial Group, Inc.                                                          11,900         361
* Hanover Compressor Co.                                                                  10,900         361
  Noble Affiliates, Inc.                                                                  10,200         361
  American National Insurance Co.                                                          4,800         359
* Columbia Sportswear Co.                                                                  7,050         359
  Plum Creek Timber Company Inc.                                                          12,735         358
* Pixar, Inc.                                                                              8,700         355
  Tootsie Roll Industries, Inc.                                                            9,188         354
  GATX Corp.                                                                               8,800         353
  Bausch & Lomb, Inc.                                                                      9,700         352
  Rouse Co. REIT                                                                          12,300         352
* Cree, Inc.                                                                              13,408         351
* Sybase, Inc.                                                                            21,346         351
* Grant Prideco, Inc.                                                                     19,993         350
* McDATA Corp. Class A                                                                    19,941         350
  Mercury General Corp.                                                                   10,000         350
  Erie Indemnity Co. Class A                                                              11,700         348
  Fidelity National Financial, Inc.                                                       14,170         348
* RealNetworks, Inc.                                                                      29,600         348
  Reinsurance Group of America, Inc.                                                       9,150         347
  Conectiv, Inc.                                                                          15,978         345
* Reebok International Ltd.                                                               10,795         345
* Polycom, Inc.                                                                           14,900         344
  Precision Castparts Corp.                                                                9,200         344
* Valassis Communications, Inc.                                                            9,600         344
  Crane Co.                                                                               11,050         343
  Heller Financial, Inc.                                                                   8,547         342
* OSI Pharmaceuticals, Inc.                                                                6,500         342
  Adolph Coors Co. Class B                                                                 6,800         341
  UAL Corp.                                                                                9,700         341
* United Rentals, Inc.                                                                    13,150         341
* Earthlink, Inc.                                                                         24,087         340
* Perot Systems Corp.                                                                     18,800         340
* SanDisk Corp.                                                                           12,200         340
* Triad Hospitals, Inc.                                                                   11,540         340
* WorldCom, Inc.-MCI Group                                                                21,141         340
  Herman Miller, Inc.                                                                     14,000         339
* Indymac Bancorp, Inc. REIT                                                              12,600         338
* Constellation Brands, Inc. Class A                                                       8,184         336
* Mohawk Industries, Inc.                                                                  9,550         336
  USX-U.S. Steel Group                                                                    16,600         334
* Interwoven, Inc.                                                                        19,700         333
  NICOR, Inc.                                                                              8,540         333
  Harris Corp.                                                                            12,200         332
  Allete, Inc                                                                             14,700         331
* Barrett Resources Corp.                                                                  5,616         331
  Omnicare, Inc.                                                                          16,400         331
  The McClatchy Co. Class A                                                                8,475         331
* RSA Security Inc.                                                                       10,650         330
  Lyondell Chemical Co.                                                                   21,400         329
* Renaissance Learning, Inc.                                                               6,500         329
  Health Care Properties Investors REIT                                                    9,546         328
  Meredith Corp.                                                                           9,164         328
* Service Corp. International                                                             51,281         326
  Cullen/Frost Bankers, Inc.                                                               9,600         325
  Leucadia National Corp.                                                                 10,000         325
* Novell, Inc.                                                                            57,100         325
  Colonial BancGroup, Inc.                                                                22,544         324
  D. R. Horton, Inc.                                                                      14,292         324
* Borders Group, Inc.                                                                     14,400         323
* Catellus Development Corp.                                                              18,500         323
* SERENA Software, Inc.                                                                    8,850         322
  Fleming Cos., Inc.                                                                       9,000         321
* Cirrus Logic                                                                            13,900         320
* DoubleClick Inc.                                                                        22,916         320
* Edwards Lifesciences Corp.                                                              12,121         320
* Jacobs Engineering Group Inc.                                                            4,900         320
  Doral Financial Corp.                                                                    9,300         319
  Forest City Enterprise Class A                                                           5,800         319
  John Nuveen Co. Class A                                                                  5,600         317
* Pioneer Natural Resources Co.                                                           18,600         317
* Tech Data Corp.                                                                          9,500         317
* TriQuint Semiconductor, Inc.                                                            14,100         317
* Varco International, Inc.                                                               16,992         316
  Alberto-Culver Co. Class B                                                               7,500         315
* Allegiance Telecom, Inc.                                                                21,000         315
* KEMET Corp.                                                                             15,900         315
  Pulte Homes, Inc.                                                                        7,400         315
* Aviron                                                                                   5,500         314
* Markel Corp.                                                                             1,600         314
  OGE Energy Corp.                                                                        13,900         314
  Houghton Mifflin Co.                                                                     5,200         312
  Hubbell Inc. Class B                                                                    10,750         312
* Navistar International Corp.                                                            11,100         312
  Reynolds & Reynolds Class A                                                             14,200         312
  Arden Realty Group, Inc. REIT                                                           11,600         310
* Advanced Fibre Communications, Inc.                                                     14,700         309
  Valspar Corp.                                                                            8,700         309
* Amphenol Corp.                                                                           7,700         308
* Cor Therapeutics, Inc.                                                                  10,100         308
* DaVita, Inc.                                                                            15,135         308
* LifePoint Hospitals, Inc.                                                                6,966         308
  New York Community Bancorp, Inc.                                                         8,192         308

                                       18

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Capstone Turbine Corp.                                                                  13,876         307
* Electronics for Imaging, Inc.                                                           10,400         307
* Labranche & Co. Inc.                                                                    10,600         307
  Teleflex Inc.                                                                            6,974         307
* Coach, Inc.                                                                              8,051         306
* National Instruments Corp.                                                               9,400         305
* Catalina Marketing Corp.                                                                 9,920         303
* Informix Corp.                                                                          51,927         303
* Medarex, Inc.                                                                           12,900         303
* ResMed Inc.                                                                              6,000         303
* Humana, Inc.                                                                            30,633         302
  Mack-Cali Realty Corp. REIT                                                             10,600         302
* NetIQ Corp.                                                                              9,660         302
* Manugistics Group, Inc.                                                                 12,000         301
  Pentair, Inc.                                                                            8,900         301
* Shaw Group, Inc.                                                                         7,500         301
  Harte-Hanks, Inc.                                                                       12,100         300
* Network Associates, Inc.                                                                23,983         299
* Six Flags, Inc.                                                                         14,200         299
* 3Com Corp.                                                                              62,725         298
  Cummins Inc.                                                                             7,692         298
* dELiA                                                                                   37,253         298
  Webster Financial Corp.                                                                  9,100         298
  Roslyn Bancorp, Inc.                                                                    11,300         297
  XTO Energy, Inc                                                                         20,680         297
* Copart, Inc.                                                                            10,100         295
  Lubrizol Corp.                                                                           9,500         295
* Packaging Corp. of America                                                              18,900         294
* US Airways Group, Inc.                                                                  12,105         294
* J.D. Edwards & Co.                                                                      20,700         293
* Pharmaceutical Product Development, Inc.                                                 9,600         293
  Provident Financial Group, Inc.                                                          8,900         293
* Legato Systems, Inc.                                                                    18,282         292
* Timberland Co.                                                                           7,400         292
  Helmerich & Payne, Inc.                                                                  9,400         291
* 99 Cents Only Stores                                                                     9,686         290
* CNET Networks, Inc.                                                                     22,331         290
  Liberty Financial Cos., Inc.                                                             8,950         290
  Sky Financial Group, Inc.                                                               15,296         290
* WFS Financial, Inc.                                                                      9,423         290
  Citizens Banking Corp.                                                                   9,872         289
* Quantum Corp.-DLT & Storage Systems                                                     28,600         289
  Capitol Federal Financial                                                               14,900         288
* CuraGen Corp.                                                                            7,900         288
* FLIR Systems, Inc.                                                                      11,500         288
  Hospitality Properties Trust REIT                                                       10,100         288
  Skywest, Inc.                                                                           10,300         288
* Peabody Energy Corp.                                                                     8,775         287
* Tekelec                                                                                 10,600         287
* Advanced Energy Industries, Inc.                                                         6,900         285
* HS Resources Inc.                                                                        4,400         285
  Kansas City Power & Light Co.                                                           11,600         285
* Myriad Genetics, Inc.                                                                    4,500         285
  Great Lakes Chemical Corp.                                                               9,200         284
* Henry Schein, Inc.                                                                       7,435         284
* Investment Technology Group, Inc.                                                        5,650         284
* Comcast Corp. Class A                                                                    6,600         283
* Cytec Industries, Inc.                                                                   7,442         283
* Medicis Pharmaceutical Corp.                                                             5,313         282
  21st Century Insurance Group                                                            15,100         281
* Louis Dreyfus Natural Gas Corp.                                                          8,072         281
  Massey Energy Co.                                                                       14,200         281
* Big Lots Inc.                                                                           20,462         280
  Old National Bancorp                                                                    10,614         280
* Renal Care Group, Inc.                                                                   8,500         280
  Western Resources, Inc.                                                                 13,000         280
  Fulton Financial Corp.                                                                  13,632         279
* Keane, Inc.                                                                             12,700         279
* Beverly Enterprises, Inc.                                                               26,000         278
  Monsanto Co.                                                                             7,500         278
* Ticketmaster-Class B                                                                    18,810         278
  Highwood Properties, Inc. REIT                                                          10,400         277
* Incyte Genomics, Inc.                                                                   11,300         277
* Priceline.com Inc.                                                                      30,600         277
* Cabot Microelectronics Corp.                                                             4,442         275
  Peoples Bank Bridgeport                                                                 11,800         275
* Storage Technology Corp.                                                                19,992         275
* CEC Entertainment Inc.                                                                   5,550         274
* Cognex Corp.                                                                             8,100         274
* Orthodontic Centers of America, Inc.                                                     9,000         274
* Payless ShoeSource, Inc.                                                                 4,232         274
  United Dominion Realty Trust REIT                                                       19,100         274
* Corvis Corp.                                                                            62,076         273
* Getty Images, Inc.                                                                      10,400         273
* Lands' End, Inc.                                                                         6,800         273
  Post Properties, Inc. REIT                                                               7,200         273
  Weis Markets, Inc.                                                                       7,700         272
* Apria Healthcare                                                                         9,400         271
* Suiza Foods Corp.                                                                        5,100         271
* Andrew Corp.                                                                            14,630         270
* Enzo Biochem, Inc.                                                                       7,875         270
* Freeport-McMoRan Copper & Gold Inc. Class B                                             24,454         270
* Noven Pharmaceuticals, Inc.                                                              6,900         270
  Dean Foods Corp.                                                                         6,700         269
  HON Industries, Inc.                                                                    11,100         269
  Peoples Energy Corp.                                                                     6,700         269
* Scholastic Corp.                                                                         6,400         269
* The Corporate Executive Board Co.                                                        6,400         269
* Charles River Laboratories, Inc.                                                         7,700         268
  BancorpSouth, Inc.                                                                      15,700         267
  First American Corp.                                                                    14,085         267
  John Wiley & Sons Class A                                                               11,300         267
  Regency Centers Corp.                                                                   10,500         267

                                       19

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Public Service Co. of New Mexico                                                         8,300         266
* West Corp.                                                                              12,100         266
* Whole Foods Market, Inc.                                                                 9,800         266
* Cerner Corp.                                                                             6,300         265
  Donaldson Co., Inc.                                                                      8,500         265
* Maxtor Corp.                                                                            50,403         265
  StanCorp Financial Group, Inc.                                                           5,600         265
* STERIS Corp.                                                                            13,208         265
* Affiliated Managers Group, Inc.                                                          4,300         264
* Patterson-UTI Energy, Inc.                                                              14,800         264
  Snap-On Inc.                                                                            10,946         264
  WestAmerica Bancorporation                                                               6,700         263
  Allegheny Technologies Inc.                                                             14,490         262
* Axcelis Technologies, Inc.                                                              17,722         262
* Cubist Pharmaceuticals, Inc.                                                             6,900         262
  HCC Insurance Holdings, Inc.                                                            10,700         262
  Franchise Finance Corp. of America REIT                                                 10,400         261
* O'Reilly Automotive, Inc.                                                                9,100         261
* PRIMEDIA Inc.                                                                           38,454         261
* Alleghany Corp.                                                                          1,283         260
  AK Steel Corp.                                                                          20,617         259
* Extended Stay America, Inc.                                                             17,293         259
* Toll Brothers, Inc.                                                                      6,600         259
  Weingarten Realty Investors REIT                                                         5,900         259
* Williams Communications Group, Inc.                                                     87,771         259
* XOMA Ltd.                                                                               15,200         259
* Emmis Communications, Inc.                                                               8,400         258
* Michaels Stores, Inc.                                                                    6,300         258
* National Processing, Inc.                                                                9,200         258
* Tetra Tech, Inc.                                                                         9,500         258
  Camden Property Trust REIT                                                               7,000         257
* Exult Inc.                                                                              15,100         257
* ITT Educational Services, Inc.                                                           5,700         257
  Lee Enterprises, Inc.                                                                    7,800         257
* MedQuist, Inc.                                                                           8,651         257
  Raymond James Financial, Inc.                                                            8,400         257
  Washington Federal Inc.                                                                 10,462         257
* BOK Financial Corp.                                                                      9,522         256
  HRPT Properties Trust REIT                                                              26,300         256
* Furniture Brands International Inc.                                                      9,100         255
  Hudson United Bancorp                                                                   10,019         255
* SonicWALL, Inc.                                                                         10,100         255
  Dial Corp.                                                                              17,800         254
  Trustmark Corp.                                                                         12,500         254
  Hollinger International, Inc.                                                           18,400         253
* Newfield Exploration Co.                                                                 7,900         253
  OM Group, Inc.                                                                           4,500         253
* Tanox, Inc.                                                                              8,024         253
  Valhi, Inc.                                                                             19,500         253
* Dycom Industries, Inc.                                                                  11,000         252
  Philadelphia Suburban Corp.                                                              9,900         252
* Saks Inc.                                                                               26,236         252
* Activision, Inc.                                                                         6,400         251
  CNF Inc.                                                                                 8,900         251
* NBTY, Inc.                                                                              20,200         251
* Plexus Corp.                                                                             7,620         251
  Student Loan Corp.                                                                       3,600         251
  BRE Properties Inc. Class A REIT                                                         8,256         250
  Downey Financial Corp.                                                                   5,300         250
* Power-One, Inc.                                                                         15,000         250
* Techne Corp.                                                                             7,700         250
* Ariba, Inc.                                                                             45,200         249
  Dillard's Inc.                                                                          16,339         249
  IDACORP, Inc.                                                                            7,100         248
* Informatica Corp.                                                                       14,300         248
  Vectren Corp.                                                                           11,999         248
* Covance, Inc.                                                                           10,925         247
* Remedy Corp.                                                                             7,100         247
  Graco, Inc.                                                                              7,425         245
* Reliant Resources, Inc.                                                                  9,900         245
  Solutia, Inc.                                                                           19,200         245
  Arch Coal, Inc.                                                                          9,436         244
* Brooks Automation, Inc.                                                                  5,300         244
  Brown & Brown, Inc.                                                                      5,800         244
* Checkpoint Systems, Inc.                                                                13,700         244
  First Midwest Bancorp                                                                    7,875         243
* InfoSpace, Inc.                                                                         63,236         243
* Midway Games Inc.                                                                       13,074         242
  Pogo Producing Co.                                                                      10,100         242
  Rayonier Inc.                                                                            5,200         242
* The Cheesecake Factory                                                                   8,550         242
  BorgWarner, Inc.                                                                         4,850         241
* Fisher Scientific International Inc.                                                     8,300         241
* Kansas City Southern Industries, Inc.                                                   15,250         241
* Pride International Inc.                                                                12,700         241
* Sensormatic Electronics Corp.                                                           14,200         241
  Thomas & Betts Corp.                                                                    10,900         241
* Time Warner Telecom Inc.                                                                 7,200         241
  Tupperware Corp.                                                                        10,300         241
  WGL Holdings Inc.                                                                        8,900         241
* Digital Lightwave, Inc.                                                                  6,500         240
* LTX Corp.                                                                                9,400         240
* The Titan Corp.                                                                         10,500         240
* 7-Eleven, Inc.                                                                          21,240         239
* Pixelworks, Inc.                                                                         6,700         239
* Varian Semiconductor Equipment Associates, Inc.                                          5,700         239
* Alliant Techsystems, Inc.                                                                2,650         238
  Ball Corp.                                                                               5,000         238
  KB Home                                                                                  7,900         238
* BroadVision, Inc.                                                                       47,405         237
* NVR, Inc.                                                                                1,600         237
* Redback Networks Inc.                                                                   26,600         237

                                       20

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Rent-A-Center, Inc.                                                                      4,500         237
* Albany Molecular Research, Inc.                                                          6,200         236
* AnnTaylor Stores Corp.                                                                   6,600         236
  Cooper Cos., Inc.                                                                        4,600         236
* Knight Trading Group, Inc.                                                              22,100         236
* Ulticom, Inc.                                                                            6,968         236
* Forest Oil Corp.                                                                         8,390         235
* Imation Corp.                                                                            9,340         235
  New Plan Excel Realty Trust REIT                                                        15,360         235
* Province Healthcare Co.                                                                  6,650         235
* SurModics, Inc.                                                                          4,000         235
* Wind River Systems Inc.                                                                 13,452         235
  York International Corp.                                                                 6,700         235
* FEI Co.                                                                                  5,700         234
  Lancaster Colony Corp.                                                                   7,082         234
  Springs Industries Inc. Class A                                                          5,300         234
* Anchor Gaming                                                                            3,600         233
  Black Hills Corp.                                                                        5,800         233
* Credence Systems Corp.                                                                   9,600         233
* Illuminet Holdings, Inc.                                                                 7,400         233
  RGS Energy Group Inc.                                                                    6,200         233
  Sierra Pacific Resources                                                                14,576         233
* Perrigo Co.                                                                             13,900         232
* AmeriTrade Holding Corp.                                                                29,000         231
  Commercial Federal Corp.                                                                10,011         231
  Cousins Properties, Inc. REIT                                                            8,600         231
  Ethan Allen Interiors, Inc.                                                              7,110         231
* GTech Holdings Corp.                                                                     6,500         231
  Ruby Tuesday, Inc.                                                                      13,500         231
  Stewart Enterprises, Inc. Class A                                                       31,600         231
  The Trust Co. of New Jersey                                                              6,800         231
  Ventas, Inc. REIT                                                                       21,100         231
* Tularik, Inc.                                                                            8,900         230
* Coventry Health Care Inc.                                                               11,345         229
  FelCor Lodging Trust, Inc. REIT                                                          9,774         229
* Knight Transportation, Inc.                                                             11,160         229
* Newpark Resources, Inc.                                                                 20,600         229
  Crompton Corp.                                                                          20,937         228
* Education Management Corp.                                                               5,700         228
  First Industrial Realty Trust REIT                                                       7,100         228
  Louisiana-Pacific Corp.                                                                 19,449         228
* Quanta Services, Inc.                                                                   10,350         228
  Roper Industries Inc.                                                                    5,472         228
* Structural Dynamics Research Corp.                                                       9,300         228
  Arrow International, Inc.                                                                5,900         227
* Kulicke & Soffa Industries, Inc.                                                        13,200         227
  Montana Power Co.                                                                       19,600         227
  National Data Corp.                                                                      7,000         227
  Regis Corp.                                                                             10,810         227
* THQ Inc.                                                                                 3,800         227
  AGL Resources Inc.                                                                       9,500         226
* Alamosa Holdings, Inc.                                                                  13,852         226
* Centennial Communications Corp. Class A                                                 17,100         226
  IKON Office Solutions, Inc.                                                             23,100         226
* Oakley, Inc.                                                                            12,200         226
  Staten Island Bancorp, Inc.                                                              8,100         226
* Swift Transportation Co., Inc.                                                          11,750         226
  Florida Rock Industries, Inc.                                                            4,800         225
* GenesisIntermedia Inc.                                                                  12,000         225
  Hawaiian Electric Industries Inc.                                                        5,900         225
* Integrated Circuit Systems, Inc.                                                        11,700         225
  Kennametal, Inc.                                                                         6,100         225
* Sylvan Learning Systems, Inc.                                                            9,275         225
* Trimeris, Inc.                                                                           4,500         225
* Commonwealth Telephone Enterprises, Inc.                                                 5,299         224
  DQE Inc.                                                                                 9,950         224
  Invacare Corp.                                                                           5,800         224
* Netegrity, Inc.                                                                          7,450         224
  W.R. Berkley Corp.                                                                       5,400         224
  Cambrex Corp.                                                                            4,400         223
  Spiegel, Inc. Class A                                                                   23,100         223
* Borland Software Corp.                                                                  14,200         222
* Plantronics, Inc.                                                                        9,600         222
* Affymetrix, Inc.                                                                        10,000         221
  Commerce Group, Inc.                                                                     6,000         221
  Hercules, Inc.                                                                          19,575         221
* Inrange Technologies Corp.                                                              14,400         221
* Liberate Technologies, Inc.                                                             20,200         221
  MeriStar Hospitality Corp. REIT                                                          9,320         221
* Professional Detailing, Inc.                                                             2,400         221
* Stone Energy Corp.                                                                       4,984         221
* Aurora Biosciences Corp.                                                                 7,100         220
  Blyth, Inc.                                                                              8,550         220
* Champion Enterprises, Inc.                                                              19,300         220
* Insight Communications Co., Inc.                                                         8,800         220
  Park National Corp.                                                                      2,180         220
* Scios, Inc.                                                                              8,800         220
  Crawford & Co. Class B                                                                  12,150         219
* Dal-Tile International Inc.                                                             11,800         219
  Developers Diversified Realty Corp. REIT                                                11,900         219
  Independence Community Bank Corp.                                                       11,100         219
* Inktomi Corp.                                                                           22,800         219
  Vintage Petroleum, Inc.                                                                 11,700         219
  FactSet Research Systems Inc.                                                            6,100         218
  Horace Mann Educators Corp.                                                             10,100         218
  Nationwide Financial Services, Inc.                                                      5,000         218
* Regeneron Pharmaceuticals, Inc.                                                          6,300         218
* S1 Corp.                                                                                15,594         218
  Universal Corp.                                                                          5,500         218
  First Citizens BancShares Class A                                                        2,000         217
  Harman International Industries, Inc.                                                    5,700         217
  LNR Property Corp.                                                                       6,200         217

                                       21

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Rambus Inc.                                                                             17,600         217
  Ryder System, Inc.                                                                      11,072         217
* Alliance Gaming Corp.                                                                    5,500         216
* Alpha Industries, Inc.                                                                   7,300         216
  ArvinMeritor, Inc.                                                                      12,924         216
* Black Box Corp.                                                                          3,200         216
* CommScope, Inc.                                                                          9,200         216
* Gaylord Entertainment Co. Class A                                                        7,483         216
* Inhale Therapeutic Systems                                                               9,400         216
* Scotts Co.                                                                               5,200         216
* Zebra Technologies Corp. Class A                                                         4,400         216
  Chittenden Corp.                                                                         6,384         215
* Odyssey Re Holdings Corp.                                                               11,900         215
  ONEOK, Inc.                                                                             10,916         215
  Pittston Brink's Group                                                                   9,660         215
* SEACOR SMIT Inc.                                                                         4,600         215
* VISX Inc.                                                                               11,116         215
  Ametek Aerospace Products Inc.                                                           7,000         214
* ATMI, Inc.                                                                               7,100         213
  IMC Global Inc.                                                                         20,889         213
* Sapient Corp.                                                                           21,800         213
  Media General, Inc. Class A                                                              4,600         212
* Stratos Lightwave, Inc.                                                                 16,346         212
* Acxiom Corp.                                                                            16,100         211
  Aptargroup Inc.                                                                          6,500         211
* Barra, Inc.                                                                              5,400         211
* Interneuron Pharmaceutical, Inc.                                                        24,900         211
* Sonic Corp.                                                                              6,650         211
  Westcorp, Inc.                                                                           9,935         211
  Whitney Holdings                                                                         4,505         211
  Alpharma, Inc. Class A                                                                   7,700         210
  Brady Corp. Class A                                                                      5,800         210
  Callaway Golf Co.                                                                       13,300         210
* Career Education Corp.                                                                   3,500         210
* Echelon Corp.                                                                            6,800         209
* Exodus Communications, Inc.                                                            101,220         209
  Pan Pacific Retail Properties, Inc. REIT                                                 8,040         209
* Zale Corp.                                                                               6,200         209
* Arena Pharmaceuticals, Inc.                                                              6,808         208
  F & M National Corp.                                                                     5,200         208
* Intergraph Corp.                                                                        13,500         208
* Men's Wearhouse, Inc.                                                                    7,550         208
  New Jersey Resources Corp.                                                               4,600         208
* Sybron Dental Specialties, Inc.                                                         10,136         208
* ANADIGICS, Inc.                                                                          9,000         207
* Global Industries Ltd.                                                                  16,600         207
* Southern Union Co.                                                                      10,143         207
  UniSource Energy Corp.                                                                   9,000         207
* Edison Schools Inc.                                                                      9,000         206
  Susquehanna Bancshares, Inc.                                                            10,125         206
* CV Therapeutics, Inc.                                                                    3,600         205
* Immunomedics Inc.                                                                        9,600         205
* Mentor Graphics Corp.                                                                   11,700         205
* bebe stores, inc.                                                                        7,000         204
* Digene Corp.                                                                             5,000         204
* Key Energy Services, Inc.                                                               18,800         204
  The South Financial Group, Inc.                                                         10,800         204
  Albemarle Corp.                                                                          8,770         203
* Anixter International Inc.                                                               6,600         203
* Argosy Gaming Co.                                                                        7,300         203
  Fremont General Corp.                                                                   31,300         203
* Ingram Micro, Inc. Class A                                                              14,000         203
* Ocular Sciences, Inc.                                                                    8,000         203
* Spinnaker Exploration Co.                                                                5,100         203
  Chelsea Property Group                                                                   4,300         202
* Commerce One, Inc.                                                                      34,580         202
* La Quinta Properties, Inc.                                                              39,033         202
* Macromedia, Inc.                                                                        11,200         202
  Ohio Casualty Corp.                                                                     15,600         202
  Overseas Shipholding Group Inc.                                                          6,600         202
  Piedmont Natural Gas, Inc.                                                               5,700         202
* Silicon Valley Bancshares                                                                9,200         202
* American Management Systems, Inc.                                                        8,500         201
* Chico's Fas, Inc.                                                                        6,750         201
* Insituform Technologies Class A                                                          5,500         201
  Nordson Corp.                                                                            7,600         201
* NPS Pharmaceuticals Inc.                                                                 5,000         201
  Oregon Steel Mills, Inc.                                                                23,600         201
  Pier 1 Imports Inc.                                                                     17,460         201
* Bio-Technology General Corp.                                                            15,300         200
* CMGI Inc.                                                                               66,697         200
  Delphi Financial Group, Inc.                                                             5,191         200
* Kopin Corp.                                                                             16,500         200
  Corus Bankshares Inc.                                                                    3,300         199
  Kimball International, Inc. Class B                                                     11,000         199
* Stillwater Mining Co.                                                                    6,800         199
* AirGate PCS, Inc.                                                                        3,800         198
  Brandywine Realty Trust REIT                                                             8,800         198
* Cox Radio, Inc.                                                                          7,100         198
  Jefferies Group, Inc.                                                                    6,100         198
  Corn Products International, Inc.                                                        6,150         197
* Del Webb Corp.                                                                           5,100         197
* Marine Drilling Co., Inc.                                                               10,300         197
* NRG Energy, Inc.                                                                         8,900         197
  Polaris Industries, Inc.                                                                 4,300         197
* Speedway Motorsports, Inc.                                                               7,800         197
  CenterPoint Properties Corp. REIT                                                        3,900         196
  Charles E. Smith Residential Realty, Inc. REIT                                           3,900         196
* InterMune Inc.                                                                           5,500         196
* Plug Power, Inc.                                                                         9,100         196
  United Bankshares, Inc.                                                                  7,300         196
* Cell Genesys, Inc.                                                                       9,500         195
* Haemonetics Corp.                                                                        6,400         195
  Harsco Corp.                                                                             7,200         195
  La-Z-Boy Inc.                                                                           10,547         195

                                       22

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Lone Star Technologies, Inc.                                                             5,400         195
* The Neiman Marcus Group, Inc. Class A                                                    6,300         195
* Chesapeake Energy Corp.                                                                 28,600         194
* ImmunoGen, Inc.                                                                          9,700         194
  Interactive Data Corp.                                                                  21,514         194
  Lincoln Electric Holdings                                                                7,600         194
* Martek Biosciences Corp.                                                                 6,800         194
* Mueller Industries Inc.                                                                  5,900         194
* Price Communications Corp.                                                               9,600         194
  Minerals Technologies, Inc.                                                              4,500         193
  Ruddick Corp.                                                                           11,400         193
  Essex Property Trust, Inc. REIT                                                          3,866         192
* Flowserve Corp.                                                                          6,240         192
  Greater Bay Bancorp                                                                      7,700         192
* Mid Atlantic Medical Services, Inc.                                                     10,700         192
  Western Gas Resources, Inc.                                                              5,900         192
* AirTran Holdings, Inc.                                                                  18,200         191
  Claire's Stores, Inc.                                                                    9,850         191
* Linens 'n Things, Inc.                                                                   7,000         191
* Pure Resources, Inc.                                                                    10,600         191
* SBA Communications Corp.                                                                 7,700         191
* SeeBeyond Technology Corp.                                                              12,000         191
* Metromedia Fiber Network, Inc.                                                          92,990         190
* MKS Instruments, Inc.                                                                    6,600         190
* Inverness Medical Technology, Inc.                                                       5,100         189
* NYFIX, Inc.                                                                              5,900         189
* Pegasus Communications Corp. Class A                                                     8,400         189
  Carlisle Co., Inc.                                                                       5,400         188
* CIMA Labs Inc.                                                                           2,400         188
  Earthgrains Co.                                                                          7,248         188
* GlobeSpan, Inc.                                                                         12,900         188
* Jack in the Box Inc.                                                                     7,200         188
* Nautica Enterprises, Inc.                                                                9,200         188
  Spartech Corp.                                                                           7,800         188
  Standard Pacific Corp.                                                                   8,100         188
  Belden, Inc.                                                                             7,000         187
  CBL & Associates Properties, Inc. REIT                                                   6,100         187
  Dole Food Co.                                                                            9,800         187
* GoTo.com, Inc.                                                                           9,600         187
* Mediacom Communications Corp.                                                           10,580         187
* NewPower Holdings, Inc.                                                                 20,735         187
* Owens-Illinois, Inc.                                                                    27,572         187
* Tom Brown, Inc.                                                                          7,800         187
* United Television, Inc.                                                                  1,487         187
  Federal Signal Corp.                                                                     7,933         186
  NACCO Industries, Inc. Class A                                                           2,391         186
* Syncor International Corp.                                                               6,000         186
  Texas Industries, Inc.                                                                   5,400         186
* Vysis, Inc.                                                                              7,400         186
  Wabtec Corp.                                                                            12,414         186
* F.Y.I. Inc.                                                                              4,500         185
  Healthcare Realty Trust Inc. REIT                                                        7,044         185
  Mentor Corp.                                                                             6,504         185
  Sensient Technologies Corp.                                                              9,000         185
* Station Casinos, Inc.                                                                   11,550         185
  AmerUs Group Co.                                                                         5,184         184
* Bio-Rad Laboratories, Inc. Class A                                                       3,700         184
  Blockbuster Inc. Class A                                                                10,100         184
* Insight Enterprises, Inc.                                                                7,500         184
* NCO Group, Inc.                                                                          5,950         184
* Performance Food Group Co.                                                               6,100         184
* Varian, Inc.                                                                             5,700         184
  Alexander & Baldwin, Inc.                                                                7,100         183
* Dionex Corp.                                                                             5,500         183
  Granite Construction Co.                                                                 7,200         183
* Mercury Computer Systems, Inc.                                                           3,700         183
* Ocwen Financial Corp.                                                                   17,900         183
* Veeco Instruments, Inc.                                                                  4,600         183
* WMS Industries, Inc.                                                                     5,700         183
  Applebee's International, Inc.                                                           5,700         182
* Cal Dive International, Inc.                                                             7,400         182
  Carpenter Technology Corp.                                                               6,200         182
* Eclipsys Corp.                                                                           7,600         182
  Great Atlantic & Pacific Tea Co., Inc.                                                  12,300         182
  IDEX Corp.                                                                               5,350         182
  Kelly Services, Inc. Class A                                                             7,500         182
  Potlatch Corp.                                                                           5,300         182
  Briggs & Stratton Corp.                                                                  4,300         181
  Florida East Coast Industries, Inc.
                                Class A                                                    5,100         181
* Transaction Systems Architects, Inc.                                                    11,700         181
  Cooper Tire & Rubber Co.                                                                12,700         180
  Otter Tail Corp.                                                                         6,496         180
  The Timken Co.                                                                          10,600         180
  Washington REIT                                                                          7,600         180
  Wausau-Mosinee Paper Corp.                                                              13,926         180
* Akamai Technologies, Inc.                                                               19,537         179
  Hilb, Rogal and Hamilton Co.                                                             4,100         179
* Pediatrix Medical Group, Inc.                                                            5,400         179
* Sotheby's Holdings Class A                                                              11,100         179
* Spectrasite Holdings, Inc.                                                              24,740         179
* webMethods, Inc.                                                                         8,429         179
  Amcore Financial                                                                         7,400         178
* Arbitron Inc.                                                                            7,380         178
* Crestline Capital Corp.                                                                  5,740         178
  Stewart & Stevenson Services, Inc.                                                       5,400         178
  Werner Enterprises, Inc.                                                                 7,338         178
* Young Broadcasting Inc.                                                                  5,300         178
 Atlantic Coast Airlines Holdings Inc.                                                     5,900         177

                                       23

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
 BALANCED INDEX FUND                                                                      SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Choice Hotel International, Inc.                                                        11,800         177
  Clarcor Inc.                                                                             6,600         177
  Cleco Corp.                                                                              7,800         177
* K-V Pharmaceutical Co. Class A                                                           6,375         177
* Parker Drilling Co.                                                                     27,200         177
  Apogee Enterprises, Inc.                                                                14,100         176
  Atmos Energy Corp.                                                                       7,200         176
* Handspring, Inc.                                                                        22,800         176
* Ixia                                                                                     9,250         176
  MAF Bancorp, Inc.                                                                        5,725         176
  Prentiss Properties Trust REIT                                                           6,700         176
* Radio One, Inc. Class D                                                                  8,000         176
* Right Management Consultants                                                             6,750         176
  Superior Industries International, Inc.                                                  4,600         176
  Trustco Bank                                                                            13,195         176
* Westport Resources Corp.                                                                 8,400         176
* 1-800-FLOWERS.COM, Inc.                                                                 11,800         175
* Adaptec, Inc.                                                                           17,600         175
  CBRL Group, Inc.                                                                        10,300         175
* Electro Scientific Industries, Inc.                                                      4,600         175
* EMCORE Corp.                                                                             5,700         175
  State Auto Financial Corp.                                                              10,700         175
* Aspen Technologies, Inc.                                                                 7,200         174
* Cable Design Technologies                                                               10,750         174
* Coherent, Inc.                                                                           4,800         174
* DuPont Photomasks, Inc.                                                                  3,600         174
* Hot Topic, Inc.                                                                          5,600         174
* IMRglobal Corp.                                                                         15,900         174
* The Children's Place Retail Stores, Inc.                                                 6,500         174
* Alaska Air Group, Inc.                                                                   6,000         173
* Avocent Corp.                                                                            7,612         173
  Dreyer's Grand Ice Cream, Inc.                                                           6,200         173
  Holly Corp.                                                                              4,700         173
* Sunrise Assisted Living, Inc.                                                            6,600         173
* Cumulus Media Inc.                                                                      12,700         172
* eFunds Corp.                                                                             9,261         172
* Genencor International Inc.                                                             10,840         172
* Journal Register Co.                                                                    10,700         172
  Millennium Chemicals, Inc.                                                              11,400         172
  National Service Industries, Inc.                                                        7,612         172
* Silicon Storage Technology, Inc.                                                        17,000         172
  Texas Regional Bancshares, Inc.                                                          4,280         172
  Cabot Oil & Gas Corp. Class A                                                            7,000         171
* Evergreen Resources, Inc.                                                                4,500         171
  First Charter Corp.                                                                      9,100         171
  Helix Technology Corp.                                                                   5,600         171
* Manhattan Associates, Inc.                                                               4,300         171
* MatrixOne, Inc.                                                                          7,378         171
* Siliconix, Inc.                                                                          5,400         171
* DDi Corp.                                                                                8,500         170
* Dollar Thrifty Automotive Group, Inc.                                                    7,100         170
* Duramed Pharmaceuticals, Inc.                                                            9,500         170
  First Bancorp/Puerto Rico                                                                6,300         170
  Newport Corp.                                                                            6,400         170
* United Stationers, Inc.                                                                  5,400         170
  Airborne, Inc.                                                                          14,600         169
* C-COR Electronics, Inc.                                                                 14,100         169
  Dimon Inc.                                                                              16,900         169
* Entegris Inc.                                                                           14,800         169
  Global Payments Inc.                                                                     5,600         169
* IGEN International, Inc.                                                                 6,500         169
* McDermott International, Inc.                                                           14,500         169
* Photronics Labs Inc.                                                                     6,600         169
* Swift Energy Co.                                                                         5,600         169
  Technitrol, Inc.                                                                         6,500         169
  Manitowac Co., Inc.                                                                      5,700         168
* Powerwave Technologies, Inc.                                                            11,600         168
* TranSwitch Corp.                                                                        15,300         168
* UICI                                                                                    13,200         168
* Cerus Corp.                                                                              2,300         167
* Cymer, Inc.                                                                              6,600         167
  F.N.B. Corp.                                                                             6,252         167
  First Source Corp.                                                                       5,981         167
* InFocus Corp.                                                                            8,200         167
  Libbey, Inc.                                                                             4,200         167
  MTS Systems Corp.                                                                       12,120         167
* Sawtek Inc.                                                                              7,100         167
* ViroPharma Inc.                                                                          4,900         167
* Centra Software, Inc.                                                                    9,788         166
  Diagnostic Products Corp.                                                                5,000         166
* Pacific Sunwear of California                                                            7,400         166
* Southwest Bancorporation of Texas, Inc.                                                  5,500         166
* Therma-Wave Inc.                                                                         8,700         166
  Alfa Corp.                                                                               6,700         165
* Itron, Inc.                                                                              8,700         165
  PS Business Parks, Inc. REIT                                                             5,900         165
  RPM Inc. (Ohio)                                                                         17,905         165
* Input/Output, Inc.                                                                      12,900         164
  Kaydon Corp.                                                                             6,400         164
* Leap Wireless International, Inc.                                                        5,425         164
* Loral Space & Communications                                                            58,600         164
  Mine Safety Appliances Co.                                                               4,800         164
* MSC Industrial Direct Co., Inc. Class A                                                  9,400         164
* Ventana Medical Systems, Inc.                                                            5,200         164
* Bally Total Fitness Holding Corp.                                                        5,500         163
  Bel Fuse, Inc. Class B                                                                   4,900         163
  Carter-Wallace, Inc.                                                                     8,400         163
  Church & Dwight, Inc.                                                                    6,400         163
* ESS Technology, Inc.                                                                    15,400         163
* Impco Technologies Inc.                                                                  4,600         163
  Southwest Gas Corp.                                                                      6,900         163
* Coinstar, Inc.                                                                           7,300         162
  Dover Downs Entertainment, Inc.                                                         10,500         162

                                       24

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  First Indiana Corp.                                                                      6,238         162
* Papa John's International, Inc.                                                          6,400         162
* Rayovac Corp.                                                                            7,600         162
* Select Medical Corp.                                                                     8,100         162
* Sykes Enterprises, Inc.                                                                 14,700         162
* Waste Connections, Inc.                                                                  4,500         162
* Xicor, Inc.                                                                             14,600         162
* Administaff, Inc.                                                                        6,200         161
* Centillium Communications, Inc.                                                          6,520         161
* First Horizon Pharmaceutical Corp.                                                       5,000         161
* Flowers Foods, Inc.                                                                      5,140         161
  G & K Services, Inc.                                                                     6,000         161
* Priority Healthcare Corp. Class B                                                        5,700         161
  Rollins, Inc.                                                                            8,100         161
* Silicon Laboratories Inc.                                                                7,300         161
* Too Inc.                                                                                 5,869         161
  WPS Resources Corp.                                                                      4,579         161
* Adtran, Inc.                                                                             7,800         160
* Digital Insight Corp.                                                                    7,260         160
* Dobson Communications Corp.                                                              9,400         160
* Durect Corp.                                                                            12,300         160
* Triarc Cos., Inc. Class A                                                                6,100         160
  UIL Holdings Corp.                                                                       3,300         160
  AGCO Corp.                                                                              17,400         159
* Boca Resorts, Inc. Class A                                                              10,800         159
* Fossil, Inc.                                                                             7,650         159
* R.H. Donnelley Corp.                                                                     4,980         159
  Sun Communities, Inc. REIT                                                               4,500         159
  Wallace Computer Services, Inc.                                                          9,600         159
* XTRA Corp.                                                                               3,200         159
* Charming Shoppes, Inc.                                                                  26,400         158
* Playtex Products, Inc.                                                                  14,800         158
* Quiksilver, Inc.                                                                         6,300         158
* Respironics, Inc.                                                                        5,300         158
* Thoratec Corp.                                                                          10,187         158
* ADVO, Inc.                                                                               4,600         157
* Energy Conversion Devices, Inc.                                                          5,600         157
  Harbor Florida Bancshares, Inc.                                                          8,200         157
  PolyOne Corp.                                                                           15,100         157
* Advanced Digital Information Corp.                                                       9,000         156
  Baldor Electric Co.                                                                      7,300         156
* BioMarin Pharmaceutical Inc.                                                            11,800         156
* Bone Care International, Inc.                                                            5,900         156
  Curtiss-Wright Corp.                                                                     2,900         156
  CVB Financial Corp.                                                                      8,112         156
* First Federal Financial Corp.                                                            5,232         156
  Glenborough Realty Trust, Inc. REIT                                                      8,100         156
* Heartland Express, Inc.                                                                  6,822         156
* Houston Exploration Co.                                                                  5,000         156
* PAREXEL International Corp.                                                              8,000         156
  Pennzoil-Quaker State Co.                                                               13,900         156
  Riggs National Corp.                                                                     9,200         156
* School Specialty, Inc.                                                                   6,027         156
* Transkaryotic Therapies, Inc.                                                            5,300         156
* Triad Guaranty, Inc.                                                                     3,900         156
* F5 Networks, Inc.                                                                        8,800         155
  Hooper Holmes, Inc.                                                                     15,100         155
* Impath, Inc.                                                                             3,500         155
* Kinder Morgan Management, LLC                                                            2,265         155
  Manufactured Home Communities, Inc. REIT                                                 5,500         155
  Pacific Northwest Bancorp                                                                6,186         155
* Antigenics, Inc.                                                                         7,812         154
  Avista Corp.                                                                             7,700         154
* Berkshire Hathaway Inc. Class B                                                             67         154
  Commercial Metals Co.                                                                    4,800         154
* Exelixis, Inc.                                                                           8,130         154
  Home Properties of New York, Inc. REIT                                                   5,100         154
* Ionics, Inc.                                                                             4,900         154
* Magellan Health Services, Inc.                                                          12,000         154
  Reckson Associates Realty Corp. REIT                                                     6,700         154
* Sola International Inc.                                                                 10,900         154
* The Topps Co., Inc.                                                                     13,200         154
* Maverick Tube Corp.                                                                      9,000         153
* Philadelphia Consolidated Holding Corp.                                                  4,400         153
* PSS World Medical, Inc.                                                                 23,850         153
* Shuffle Master, Inc.                                                                     7,273         153
  Shurgard Storage Centers, Inc. Class A REIT                                              4,900         153
  USEC Inc.                                                                               18,100         153
* Maxygen                                                                                  7,844         152
* Palm Harbor Homes, Inc.                                                                  7,000         152
* SuperGen, Inc.                                                                          10,300         152
* EGL, Inc.                                                                                8,650         151
  First Sentinel Bancorp Inc.                                                             11,100         151
  GenCorp, Inc.                                                                           11,800         151
  Longs Drug Stores, Inc.                                                                  7,000         151
  St. Mary Land & Exploration Co.                                                          6,444         151
  Wolverine World Wide, Inc.                                                               8,450         151
* Alliance Semiconductor Corp.                                                            12,500         150
* CUNO Inc.                                                                                5,000         150
* Pozen Inc.                                                                              10,000         150
* Veritas DGC Inc.                                                                         5,400         150
  First Commonwealth Financial Corp.                                                       9,900         149
  Glimcher Realty Trust REIT                                                               8,300         149
* H Power Corp.                                                                           15,296         149
* MTR Gaming Group Inc.                                                                   11,000         149
* Prime Hospitality Corp.                                                                 12,600         149
* ProBusiness Services, Inc.                                                               5,600         149
* Esterline Technologies Corp.                                                             6,800         148
* Oceaneering International, Inc.                                                          7,110         148
  Storage USA, Inc. REIT                                                                   4,100         148

                                       25


-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  The Toro Co.                                                                             3,300         148
  Thor Industries, Inc.                                                                    4,500         148
* Tweeter Home Entertainment Group, Inc.                                                   4,200         148
* Unilab Corp.                                                                             5,865         148
* Verity, Inc.                                                                             7,400         148
* Littelfuse, Inc.                                                                         5,500         147
* NTELOS Inc.                                                                              4,900         147
  Provident Bankshares Corp.                                                               5,880         147
  Capstead Mortage Corp. REIT                                                              8,225         146
* Casella Waste Systems, Inc.                                                             11,700         146
* Cell Therapeutics, Inc.                                                                  5,300         146
  Energen Corp.                                                                            5,300         146
* FSI International, Inc.                                                                 10,400         146
  Hancock Holding Co.                                                                      3,400         146
* Intermedia Communications Inc.                                                           9,800         146
  J. M. Smucker Co.                                                                        5,600         146
* PRAECIS Pharmaceuticals Inc.                                                             8,874         146
  Thornburg Mortgage, Inc.                                                                 9,400         146
* UbiquiTel Inc.                                                                          19,200         146
* Wisconsin Central Transportation Corp.                                                   8,700         146
* Genuity Inc.                                                                            46,472         145
* IntraNet Solutions, Inc.                                                                 3,800         145
  Worthington Industries, Inc.                                                            10,650         145
* Footstar Inc.                                                                            4,184         144
* Gene Logic Inc.                                                                          6,600         144
* Handleman Co.                                                                            8,600         144
  Interstate Bakeries Corp.                                                                9,000         144
  L. S. Starrett Co. Class A                                                               7,000         144
  NBT Bancorp, Inc.                                                                        7,453         144
* Pharmacopeia, Inc.                                                                       6,000         144
* Progress Software Corp.                                                                  8,900         144
* SPS Technologies, Inc.                                                                   3,048         144
  Tecumseh Products Co. Class A                                                            2,900         144
* Theragenics Corp.                                                                       12,916         144
  Tredegar Corp.                                                                           7,500         144
* Ultratech Stepper, Inc.                                                                  5,600         144
* US Oncology, Inc.                                                                       16,150         144
* WebEx Communications, Inc.                                                               5,400         144
* Aurora Foods Inc.                                                                       26,100         143
  C & D Technology Inc.                                                                    4,600         143
* Conmed Corp.                                                                             5,506         143
* Federal Agricultural Mortgage Corp. Class A                                              5,000         143
  Northwest Bancorp, Inc.                                                                 13,600         143
  R.L.I. Corp.                                                                             3,181         143
* The Boyds Collection, Ltd.                                                              11,500         143
* The Yankee Candle Company, Inc.                                                          7,550         143
  AAR Corp.                                                                                8,300         142
  Fleetwood Enterprises, Inc.                                                             10,100         142
  John H. Harland Co.                                                                      6,100         142
  MDC Holdings, Inc.                                                                       4,000         142
  Nash-Finch Co.                                                                           6,000         142
  RPC Inc.                                                                                10,000         142
  Standard Commercial Tobacco Co.                                                          8,063         142
  Summit Properties, Inc. REIT                                                             5,300         142
* WetSeal, Inc. Class A                                                                    4,100         142
* Amylin Pharmaceuticals, Inc.                                                            12,500         141
  Andover Bancorp, Inc.                                                                    2,800         141
* Bruker Daltonics, Inc.                                                                   9,380         141
* Ciber, Inc.                                                                             14,800         141
* IDEXX Laboratories Corp.                                                                 4,500         141
  Irwin Financial Corp.                                                                    5,600         141
* Mesa Air Group Inc.                                                                     11,400         141
  N L Industries, Inc.                                                                    10,200         141
* ON Semiconductor Corp.                                                                  30,903         141
* Vail Resorts Inc.                                                                        7,400         141
  Advanta Corp. Class A                                                                    8,763         140
* Atrix Laboratories, Inc.                                                                 5,900         140
  Farmer Brothers, Inc.                                                                      600         140
  Regal-Beloit Corp.                                                                       6,700         140
* Rosetta Inpharmatics,Inc.                                                                9,060         140
* Airgas, Inc.                                                                            11,700         139
* Antec Corp.                                                                             11,200         139
  CNA Surety Corp.                                                                         9,910         139
  Colonial Properties Trust REIT                                                           4,500         139
* Cygnus Inc.                                                                             13,588         139
* Hain Celestial Group, Inc.                                                               6,300         139
* Kronos, Inc.                                                                             3,400         139
* Polo Ralph Lauren Corp.                                                                  5,400         139
  Pulitzer, Inc.                                                                           2,633         139
* Unit Corp.                                                                               8,800         139
  Banta Corp.                                                                              4,700         138
  Delta & Pine Land Co.                                                                    7,021         138
* Entravision Communications Corp.                                                        11,200         138
* HNC Software, Inc.                                                                       5,500         138
  JDN Realty Corp. REIT                                                                   10,300         138
* Kendle International Inc.                                                                6,900         138
* Titan Pharmaceuticals, Inc.                                                              4,600         138
* ABIOMED, Inc.                                                                            5,800         137
  Arnold Industries, Inc.                                                                  7,100         137
* Asyst Technologies, Inc.                                                                10,112         137
* E.Piphany Inc.                                                                          13,450         137
  Franklin Electric, Inc.                                                                  1,800         137
* General Semiconductor, Inc.                                                             13,100         137
* Atwood Oceanics, Inc.                                                                    3,866         136
* Embarcadero Technologies, Inc.                                                           6,100         136
* Plains Resources                                                                         5,717         136
* Agile Software Corp.                                                                     7,950         135
* Forward Air Corp.                                                                        4,500         135
* Genome Therapeutics Corp.                                                                9,090         135
* Rehabcare Corp.                                                                          2,800         135
  Value Line, Inc.                                                                         3,200         135
  Ameron International Corp.                                                               2,000         134
  Chemical Financial Corp                                                                  4,552         134

                                       26

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Dura Automotive Systems, Inc.                                                            8,393         134
* Genesco, Inc.                                                                            4,000         134
* Meridian Gold Co.                                                                       16,800         134
* Microtune, Inc.                                                                          6,100         134
  Sterling Bancshares, Inc.                                                                7,000         134
* UCAR International, Inc.                                                                11,200         134
* Active Power, Inc.                                                                       7,946         133
  Cato Corp. Class A                                                                       6,800         133
  Hancock Fabrics, Inc.                                                                   14,900         133
  Harleysville National Corp.                                                              2,880         133
* J.B. Hunt Transport Services, Inc.                                                       7,000         133
  Madison Gas & Electric Co.                                                               4,800         133
* PETsMART, Inc.                                                                          18,848         133
* Simpson Manufacturing Co.                                                                2,200         133
* The InterCept Group, Inc.                                                                3,500         133
  The Marcus Corp.                                                                         9,500         133
* At Home Corp. Series A                                                                  61,460         132
* Aztar Corp.                                                                             10,900         132
* Del Monte Foods Co.                                                                     15,700         132
* Elantec Semiconductor, Inc.                                                              3,900         132
* Multex.com Inc.                                                                          8,100         132
  Argonaut Group, Inc.                                                                     6,500         131
* Hexcel Corp.                                                                            10,300         131
  Olin Corp.                                                                               7,700         131
  Pioneer Standard Electronics Inc.                                                       10,200         131
* Stericycle, Inc.                                                                         2,800         131
* Transmeta Corp.                                                                         23,542         131
  Wellman, Inc.                                                                            7,300         131
* DMC Stratex Networks, Inc.                                                              13,000         130
  East West Bancorp, Inc.                                                                  4,800         130
* Grey Wolf, Inc.                                                                         32,500         130
* ISIS Pharmaceuticals, Inc.                                                              10,500         130
* Numerical Technologies, Inc.                                                             6,182         130
  P.H. Glatfelter Co.                                                                      9,100         130
  Penton Media, Inc. Class A                                                               7,400         130
  United National Bancorp                                                                  5,738         130
  Datascope Corp.                                                                          2,800         129
* Information Holdings Inc.                                                                4,000         129
  Ryerson Tull, Inc.                                                                       9,591         129
* Sinclair Broadcast Group, Inc.                                                          12,500         129
  Cabot Industrial Trust REIT                                                              6,100         128
* Hutchinson Technology, Inc.                                                              6,700         128
  Kansas City Life Insurance Co.                                                           3,200         128
  Liberty Corp.                                                                            3,200         128
* MAXIMUS, Inc.                                                                            3,200         128
* PRI Automation, Inc.                                                                     6,900         128
* Terayon Communications Systems, Inc.                                                    20,920         128
  Westbanco Inc.                                                                           5,100         128
* Alexion Pharmaceuticals, Inc.                                                            5,300         127
* Avigen, Inc.                                                                             5,900         127
* Endo Pharmaceuticals Holdings, Inc.                                                     14,400         127
  Greif Brothers Corp. Class A                                                             4,200         127
* Net.B@nk, Inc.                                                                          11,200         127
* PLATO Learning, Inc.                                                                     4,100         127
  Russell Corp.                                                                            7,500         127
* SkillSoft Corp.                                                                          3,700         127
* UnitedGlobalCom Inc. Class A                                                            14,700         127
  BankAtlantic Bancorp, Inc. Class A                                                      14,535         126
  Dime Community Bancshares                                                                3,700         126
* Exar Corp.                                                                               6,400         126
* Portal Software, Inc.                                                                   30,500         126
  Trinity Industries, Inc.                                                                 6,050         126
* Vicor Corp.                                                                              7,700         126
  City Holding Co.                                                                         9,595         125
* FuelCell Energy, Inc.                                                                    5,400         125
* Gartner, Inc. Class A                                                                   11,400         125
* Luminex Corp.                                                                            6,248         125
* Sequa Corp. Class A                                                                      2,756         125
* Silgan Holdings, Inc.                                                                    7,100         125
* The Dress Barn, Inc.                                                                     5,500         125
* Urocor, Inc.                                                                             8,000         125
  Vector Group Ltd.                                                                        3,900         125
* Closure Medical Corp.                                                                    5,400         124
  F & M Bancorp                                                                            4,157         124
* IHOP Corp.                                                                               4,600         124
  Independent Bank Corp.                                                                   6,300         124
* Information Resources, Inc.                                                             12,006         124
* NS Group Inc.                                                                            9,300         124
* Offshore Logistics, Inc.                                                                 6,500         124
  Realty Income Corp. REIT                                                                 4,200         124
* Red Hat, Inc.                                                                           30,900         124
* TBC Corp.                                                                               12,900         124
  The Macerich Co. REIT                                                                    5,000         124
* Virata Corp.                                                                            10,500         124
* Gardner Denver Inc.                                                                      5,996         123
* Hovnanian Enterprises Class A                                                            8,500         123
  Parkway Properties Inc. REIT                                                             3,500         123
* Symyx Technologies                                                                       5,100         123
* Avid Technology, Inc.                                                                    7,800         122
  California Independent Bancorp                                                           4,640         122
* Caminus Corp.                                                                            4,540         122
  Innkeepers USA Trust REIT                                                               10,200         122
* Mobile Mini, Inc.                                                                        3,700         122
  Penn Virginia Corp.                                                                      3,700         122
  Phillips-Van Heusen Corp.                                                                8,500         122
* Rare Hospitality International Inc.                                                      5,400         122
* Read Rite Corp.                                                                         22,800         122
* Sonic Automotive, Inc.                                                                   6,400         122
* Spherion Corp.                                                                          13,600         122
  Anchor Bancorp Wisconsin Inc.                                                            7,600         121
* Avant! Corp.                                                                             9,100         121
  McGrath Rent Corp.                                                                       5,000         121
  Ryland Group, Inc.                                                                       2,400         121
  USFreightways Corp.                                                                      4,100         121
* Amerco, Inc.                                                                             5,400         120

                                       27

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Community First Bankshares                                                               5,200         120
  Consolidated-Tomoka Land Co.                                                             7,900         120
* Covanta Energy Corp.                                                                     6,500         120
* Credit Acceptance Corp.                                                                 15,600         120
* InterVoice-Brite, Inc.                                                                  10,888         120
  Kramont Realty Trust                                                                     8,800         120
* Layne Christensen Co.                                                                   14,100         120
* PC Connection, Inc.                                                                      7,500         120
* QRS Corp.                                                                                7,200         120
* Teledyne Technologies, Inc.                                                              7,911         120
* Titanium Metals Corp.                                                                   12,000         120
* Bright Horizons Family Solutions, Inc.                                                   3,800         119
  Burlington Coat Factory Warehouse Corp.                                                  5,940         119
* Cadiz Inc.                                                                              11,900         119
  Chemed Corp.                                                                             3,300         119
* Electroglas, Inc.                                                                        6,700         119
  Hudson River Bancorp. Inc.                                                               6,600         119
* Lantronix, Inc.                                                                         11,600         119
* MRV Communications Inc.                                                                 12,700         119
  Presidential Life Corp.                                                                  5,300         119
* Shoe Carnival, Inc.                                                                      9,950         119
* Southwestern Energy Co.                                                                  9,700         119
* Trimble Navigation Ltd.                                                                  6,100         119
  UGI Corp. Holding Co.                                                                    4,400         119
* Consolidated Freightways Corp.                                                          13,200         118
* Hyperion Solutions Corp.                                                                 7,879         118
* Symmetricom Inc.                                                                         8,050         118
  Lone Star Steakhouse & Saloon, Inc.                                                      9,000         117
* Miravant Medical Technology                                                             10,300         117
  OceanFirst Financial Corp.                                                               4,500         117
* Radiant Systems, Inc.                                                                    7,250         117
* Value City Department Stores, Inc.                                                      10,200         117
  W.P. Carey & Co. LLC                                                                     6,300         117
* Zomax Inc.                                                                              13,100         117
  AMCOL International Corp.                                                               19,400         116
  BSB Bancorp, Inc.                                                                        5,037         116
  Chateau Communities, Inc. REIT                                                           3,700         116
  Northwest Natural Gas Co.                                                                4,650         116
* Photon Dynamics, Inc.                                                                    4,300         116
  St. Francis Capital Corp.                                                                5,300         116
  Vesta Insurance Group, Inc.                                                             10,600         116
* AnswerThink Consulting Group, Inc.                                                      11,500         115
  AREA Bancshares Corp.                                                                    6,987         115
  Berry Petroleum Class A                                                                  7,900         115
* Cheap Tickets, Inc.                                                                      7,600         115
  ChemFirst Inc.                                                                           4,400         115
  Community Trust Bancorp Inc.                                                             4,800         115
  Flushing Financial Corp.                                                                 4,800         115
* FreeMarkets, Inc.                                                                        5,758         115
  Getty Realty Holding Corp.                                                               6,000         115
* IXYS Corp.                                                                               7,400         115
* Orasure Technologies, Inc.                                                               9,200         115
  The Pep Boys (Manny, Moe & Jack)                                                        10,240         115
  The Standard Register Co.                                                                6,200         115
* UNOVA, Inc.                                                                             16,700         115
* Value Vision International, Inc. Class A                                                 5,300         115
  JLG Industries, Inc.                                                                     9,200         114
* Kaneb Services, Inc.                                                                    15,584         114
  Matthews International Corp.                                                             2,600         114
* Merix Corp.                                                                              6,500         114
* MICROS Systems, Inc.                                                                     5,200         114
* Steel Dynamics, Inc.                                                                     9,100         114
  UniFirst Corp.                                                                           6,000         114
  Central Vermont Public Service Corp.                                                     6,000         113
  First Financial Holdings, Inc.                                                           4,900         113
  Georgia Gulf Corp.                                                                       7,300         113
  Interface, Inc.                                                                         15,000         113
  Interpool, Inc.                                                                          7,200         113
  Inter-Tel, Inc.                                                                          9,500         113
* Iomega Corp.                                                                            47,400         113
* JNI Corp.                                                                                8,100         113
* Kirby Corp.                                                                              4,600         113
* Petroleum Helicopters, Inc.                                                              6,300         113
* RailAmerica, Inc.                                                                        9,896         113
  Senior Housing Properties Trust REIT                                                     8,730         113
  Connecticut Water Services, Inc.                                                         3,250         112
* DSP Group Inc.                                                                           5,200         112
* Gentiva Health Services, Inc.                                                            6,231         112
* NeoPharm, Inc.                                                                           4,400         112
* Novoste Corp.                                                                            4,400         112
* Penwest Pharmaceuticals Co.                                                              7,250         112
  Schweitzer-Mauduit International, Inc.                                                   4,750         112
  Strayer Education, Inc.                                                                  2,300         112
  Arrow Financial Corp.                                                                    4,381         111
  Chesapeake Corp. of Virginia                                                             4,500         111
  First Financial Corp.-Indiana                                                            2,300         111
  LandAmerica Financial Group, Inc.                                                        3,500         111
  Landauer, Inc.                                                                           3,700         111
* MemberWorks, Inc.                                                                        4,800         111
* Nuevo Energy Co.                                                                         6,800         111
  NYMAGIC, Inc.                                                                            5,600         111
* RadiSys Corp.                                                                            4,850         111
* Rogers Corp.                                                                             4,200         111
* Standard Microsystem                                                                     6,200         111
* United Surgical Partners Intl, Inc.                                                      4,625         111
* Wyndham International, Inc. Class A                                                     44,326         111
* Allen Telecom Inc.                                                                       7,300         110

                                       28

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Artesyn Technologies, Inc.                                                               8,500         110
* FileNet Corp.                                                                            7,400         110
* Instinet Group Inc.                                                                      5,900         110
* Meritage Corp.                                                                           2,400         110
  National City Bancorporation                                                             3,668         110
* National Health Investors REIT                                                          10,700         110
  PFF Bancorp, Inc.                                                                        4,400         110
* Presstek, Inc                                                                            9,200         110
* SCP Pool Corp.                                                                           3,200         110
* Viacom Inc. Class A                                                                      2,080         110
* Zoll Medical Corp.                                                                       4,000         110
* Collins & Aikman Corp.                                                                  17,600         109
* Corixa Corp.                                                                             6,400         109
  CPB, Inc.                                                                                3,700         109
* Encore Wire Corp.                                                                        9,200         109
* Hawthorne Financial Corp.                                                                6,000         109
* Insurance Auto Auctions, Inc.                                                            6,400         109
  Koger Equity, Inc. REIT                                                                  6,600         109
* National Western Life Insurance Co. Class A                                              1,000         109
* Oplink Communications, Inc.                                                             28,985         109
* Quality Systems, Inc.                                                                    8,400         109
* Sonosite, Inc.                                                                           5,600         109
  Sovran Self Storage, Inc. REIT                                                           4,000         109
* Audiovox Corp.                                                                           9,700         108
* Avanex Corp.                                                                            11,184         108
* BSQUARE Corp.                                                                           10,300         108
  Gerber Scientific, Inc.                                                                  9,900         108
* Hollywood Casino Corp.                                                                  13,800         108
* Mastec Inc.                                                                              8,175         108
* Pharmacyclics, Inc.                                                                      3,200         108
* The IT Group, Inc.                                                                      16,936         108
* Alexander's, Inc. REIT                                                                   1,777         107
  Alliance Bancorp Inc.                                                                    3,625         107
  American Greetings Corp. Class A                                                         9,700         107
* Applica Inc.                                                                            13,400         107
* Aviall Inc.                                                                              9,775         107
* Benihana Inc. Class A                                                                    8,100         107
* Designs, Inc.                                                                           22,750         107
* Neurogen Corp.                                                                           4,680         107
  Simmons First National                                                                   3,200         107
* AT&T Latin America Corp. Class A                                                        21,200         106
* CompuCredit Corp.                                                                        9,600         106
* Covansys Corp                                                                            9,400         106
  Cubic Corp.                                                                              3,400         106
* Genzyme Molecular Oncology                                                               7,821         106
* Healthcare.com Corp.                                                                    23,100         106
* HomeBase, Inc.                                                                          30,600         106
* Integrated Silicon Solution, Inc.                                                        7,600         106
* Luminent, Inc.                                                                          25,300         106
* NCI Building Systems, Inc.                                                               5,800         106
* Saba Software, Inc.                                                                      6,456         106
  Sealed Air Corp. $2.00 Cvt. Pfd.                                                         2,660         106
* America West Holdings Corp. Class B                                                     10,500         105
* Aphton Corp.                                                                             4,800         105
* Beasley Broadcast Group, Inc.                                                            6,200         105
* California Pizza Kitchen, Inc.                                                           4,500         105
* CardioDynamics International Corp.                                                      19,500         105
* CDI Corp.                                                                                6,200         105
  CH Energy Group, Inc.                                                                    2,400         105
* Diversa Corp.                                                                            5,161         105
  Great American Financial Resources, Inc.                                                 5,800         105
* Insignia Financial Group, Inc.                                                           8,566         105
* Korn/Ferry International                                                                 6,800         105
* MRO Software Inc.                                                                        6,650         105
* Sanchez Computer Associates, Inc.                                                        7,962         105
  Watts Industries Class A                                                                 6,200         105
  Lindsay Manufacturing Co.                                                                5,450         104
* Navigators Group, Inc.                                                                   5,500         104
* On Assignment, Inc.                                                                      5,800         104
* Safeguard Scientifics, Inc.                                                             20,218         104
* Secure Computing Corp.                                                                   6,600         104
  Steelcase Inc.                                                                           8,700         104
* Aeroflex, Inc.                                                                           9,830         103
* Dril-Quip, Inc.                                                                          4,800         103
* Revlon, Inc. Class A                                                                    14,200         103
* Rohn Industries Inc.                                                                    21,700         103
  Watsco, Inc.                                                                             7,300         103
* Consolidated Graphics, Inc.                                                              6,000         102
  Flagstar Bancorp, Inc.                                                                   4,900         102
  Gables Residential Trust REIT                                                            3,400         102
  Kilroy Realty Corp. REIT                                                                 3,500         102
* Quaker City Bancorp, Inc.                                                                3,450         102
  Spartan Motors, Inc.                                                                    25,900         102
  Town & Country Trust REIT                                                                5,000         102
* World Acceptance Corp.                                                                  11,100         102
* Atlas Air Worldwide Holdings, Inc.                                                       7,100         101
  Bangor Hydro-Electric Co.                                                                3,800         101
  Coachmen Industries, Inc.                                                                7,604         101
* Corvas International, Inc.                                                               8,600         101
* CorVel Corp.                                                                             2,700         101
* Cyberonics, Inc.                                                                         6,000         101
* General Maritime Corp.                                                                   6,900         101
  Lance, Inc.                                                                              7,500         101
  Seacoast Financial Services Corp.                                                        6,200         101
* Tradestation Group Inc.                                                                 19,060         101
* Extensity, Inc.                                                                          9,920         100
  Federal Realty Investment Trust REIT                                                     4,800         100
* Keynote Systems Inc.                                                                     9,100         100
* Molecular Devices Corp.                                                                  5,000         100
  Omega Financial Corp.                                                                    3,100         100
* Advanced Tissue Sciences Inc.                                                           19,800          99
  Alberto-Culver Co. Class A                                                               2,800          99

                                       29

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Corinthian Colleges, Inc.                                                                2,100          99
* Emisphere Technologies, Inc.                                                             3,400          99
* Group 1 Software, Inc.                                                                   5,400          99
* Internet Capital Group, Inc.                                                            49,300          99
* Martha Stewart Living Omnimedia, Inc.                                                    4,300          99
* Nuance Communications Inc.                                                               5,500          99
* SeaChange International, Inc.                                                            5,500          99
  World Fuel Services Corp.                                                                8,300          99
* Acacia Research Corp.                                                                    6,100          98
  Casey's General Stores                                                                   7,500          98
  Cathay Bancorp, Inc.                                                                     1,800          98
* Charles River Associates Inc.                                                            5,600          98
* Chiles Offshore, Inc.                                                                    5,500          98
  CTS Corp.                                                                                4,800          98
* Dendrite International, Inc.                                                             8,800          98
  Florida East Coast Industries, Inc. Class B                                              2,772          98
* OPNET Technologies, Inc.                                                                 5,500          98
* Rightchoice Managed Care, Inc.                                                           2,200          98
  Riviana Foods, Inc.                                                                      5,400          98
* Ryan's Family Steak Houses, Inc.                                                         8,000          98
  Seacoast Banking Corp. of Florida Class A                                                2,800          98
* Teletech Holdings Inc.                                                                  10,900          98
* TriPath Imaging, Inc.                                                                    9,900          98
* Triumph Group, Inc.                                                                      2,000          98
* Universal Access, Inc.                                                                  15,840          98
* Kensey Nash Corp.                                                                        5,800          97
  LSI Industries Inc.                                                                      4,164          97
* MEMC Electronic Materials, Inc.                                                         12,700          97
* New Focus, Inc.                                                                         11,800          97
* Novavax, Inc.                                                                            8,810          97
* Pacificare Health Systems, Inc.                                                          5,980          97
* Pegasus Solutions Inc.                                                                   8,400          97
  Pitt Des Moines, Inc.                                                                    2,800          97
  S & T Bancorp, Inc.                                                                      3,600          97
  Winston Hotels, Inc. REIT                                                                9,300          97
* Aerosonic Corp.                                                                          5,100          96
* LendingTree, Inc.                                                                       15,100          96
* Stanford Microdevices, Inc.                                                              5,700          96
* Stoneridge, Inc.                                                                         8,900          96
* V.I. Technologies, Inc.                                                                  8,500          96
  Covest Bankshares, Inc.                                                                  6,200          95
* Daisytek International Corp.                                                             6,000          95
  Middlesex Water Co.                                                                      2,800          95
  Nationwide Health Properties, Inc. REIT                                                  4,700          95
* Next Level Communications, Inc.                                                         14,000          95
  Quaker Chemical Corp.                                                                    5,000          95
  Walter Industries, Inc.                                                                  8,000          95
* Belco Oil & Gas Corp.                                                                   10,400          94
  Central Parking Corp.                                                                    5,000          94
* ChipPAC, Inc.                                                                            9,000          94
* Factory 2-U Stores Inc.                                                                  3,200          94
  HEICO Corp.                                                                              4,900          94
* McMoRan Exploration Co.                                                                  6,297          94
* OfficeMax, Inc.                                                                         25,400          94
* Optical Cable Corp.                                                                      9,400          94
* Ralcorp Holdings, Inc.                                                                   5,033          94
* S&K Famous Brands Inc.                                                                   9,100          94
* Success Bancshares, Inc.                                                                 5,100          94
* Universal Electronics, Inc.                                                              5,200          94
* Actuate Software Corp.                                                                   9,700          93
* AFC Enterprises, Inc.                                                                    4,850          93
* Allscripts Healthcare Solutions, Inc                                                    10,300          93
* Capital Trust Class A                                                                   14,400          93
* Centennial Bancorp                                                                      11,300          93
* Dyax Corp.                                                                               4,892          93
  EDO Corp.                                                                                5,800          93
* Elizabeth Arden, Inc.                                                                    3,800          93
  German American Bancorp                                                                  5,867          93
  Santander BanCorp                                                                        4,750          93
* Sipex Corp.                                                                              8,000          93
* Spectra-Physics, Inc.                                                                    4,000          93
* The Phoenix Companies, Inc.                                                              5,000          93
* Viewpoint Corp.                                                                         10,997          93
  WSFS Financial Corp.                                                                     5,400          93
* Zygo Corp.                                                                               4,200          93
* Applied Molecular Evolution                                                              7,400          92
* Cambridge Technology Partners                                                           26,100          92
  Crown American Realty Trust REIT                                                        11,000          92
* DVI, Inc.                                                                                5,200          92
* IDT Corp.                                                                                6,800          92
* Mapinfo Corp.                                                                            4,200          92
  Merchants Bancshares, Inc.                                                               3,000          92
* Salem Communications Corp.                                                               4,200          92
* SpectraLink Corp.                                                                        7,100          92
  Tanger Factory Outlet Centers, Inc. REIT                                                 3,989          92
* Trans World Entertainment Corp.                                                          9,650          92
* URS Corp.                                                                                3,400          92
* Applied Microsystems Corp.                                                              17,000          91
  BMC Industries, Inc.                                                                    15,237          91
  Coca-Cola Bottling Co.                                                                   2,300          91
* Modis Professional Services Inc.                                                        13,254          91
  Oneida Ltd.                                                                              4,500          91
  Redwood Trust, Inc. REIT                                                                 4,000          91
* Tuesday Morning Corp.                                                                    6,900          91
  Alico, Inc.                                                                              2,800          90
* Foamex International, Inc.                                                              12,200          90
* Intelidata Technologies Corp.                                                           15,300          90
  Landry's Restaurants, Inc.                                                               5,300          90
* Oak Technology, Inc.                                                                     8,500          90
* ShopKo Stores, Inc.                                                                     12,400          90
  Southwest Bancorp, Inc.                                                                  3,700          90

                                       30

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Xo Communications Inc.                                                                  47,035          90
* BankUnited Financial Corp.                                                               6,300          89
  Elcor Corp.                                                                              4,400          89
  First Place Financial Corp.                                                              6,880          89
* Kaiser Aluminum Corp.                                                                   22,300          89
* Key3Media Group, Inc.                                                                    7,700          89
  Peoples Holding Co.                                                                      2,700          89
* Water Pik Technologies, Inc.                                                            10,589          89
  Correctional Properties Trust REIT                                                       6,200          88
* Entrust, Inc.                                                                           12,400          88
  Fedders Corp.                                                                           16,900          88
  Hughes Supply, Inc.                                                                      3,700          88
  JP Realty Inc. REIT                                                                      3,600          88
* Orchid Biosciences                                                                      11,500          88
  SLI, Inc.                                                                               10,650          88
* United Capital Corp.                                                                     3,600          88
* Wackenhut Corrections Corp.                                                              6,700          88
* Witness Systems, Inc.                                                                    8,000          88
  Associated Estates Realty Corp. REIT                                                     9,000          87
  Bryn Mawr Bank Corp.                                                                     2,800          87
  Calgon Carbon Corp.                                                                     11,100          87
  First Financial Bancorp                                                                  5,082          87
  Granite State Bankshares, Inc.                                                           3,800          87
* PriceSmart, Inc.                                                                         2,000          87
  Anthracite Capital Inc.                                                                  7,800          86
* Direct Focus, Inc.                                                                       1,800          86
* Gulfmark Offshore, Inc.                                                                  2,800          86
  Longview Fibre Co.                                                                       7,000          86
  National Presto Industries, Inc.                                                         2,900          86
* Provident Financial Holdings, Inc.                                                       3,700          86
* TETRA Technologies, Inc.                                                                 3,500          86
* The Medicines Co.                                                                        4,200          86
* AmeriPath, Inc.                                                                          2,900          85
  CB Bancshares Inc./Hawaii                                                                2,420          85
* Concurrent Computer Corp.                                                               12,200          85
* General Binding Corp.                                                                    8,028          85
  HEICO Corp. Class A                                                                      4,745          85
  NUI Corp.                                                                                3,700          85
* Pinnacle Systems, Inc.                                                                  14,100          85
* Sirius Satellite Radio, Inc.                                                             7,000          85
  Standard Motor Products, Inc.                                                            6,400          85
* Stein Mart, Inc.                                                                         8,200          85
* Valence Technology                                                                      13,200          85
  Brookline Bancorp, Inc.                                                                  6,000          84
* Caliper Technologies Corp.                                                               3,980          84
* Cell Pathways, Inc.                                                                     13,300          84
  Exide Corp.                                                                              7,300          84
* Harmonic, Inc.                                                                           8,422          84
  Heritage Financial Corp.                                                                 7,900          84
* IDX Systems Corp.                                                                        5,600          84
* Internap Network Services Corp.                                                         25,800          84
* Lexicon Genetics Inc.                                                                    6,700          84
* MP3.com, Inc.                                                                           17,400          84
* ParkerVision, Inc.                                                                       3,200          84
* SONICblue Inc.                                                                          25,491          84
* Tesoro Petroleum Corp.                                                                   6,700          84
* W-H Energy Services, Inc.                                                                4,400          84
* Aksys, Ltd.                                                                              8,000          83
* Avatar Holding, Inc.                                                                     3,600          83
* Chalone Wine Group Ltd.                                                                  6,860          83
* Coldwater Creek Inc.                                                                     3,200          83
  Equity Inns, Inc. REIT                                                                   8,500          83
* International Specialty Products, Inc.                                                   7,800          83
* Learning Tree International, Inc.                                                        3,600          83
  Methode Electronics, Inc. Class A                                                        9,649          83
* Organogenesis, Inc.                                                                     11,276          83
* Petrocorp, Inc.                                                                          8,822          83
* Signal Technology Corp.                                                                  7,747          83
* SignalSoft Corp.                                                                         7,244          83
* Specialty Laboratories, Inc.                                                             2,200          83
* Strattec Security Corp.                                                                  2,400          83
* Accredo Health, Inc.                                                                     2,200          82
* AXYS Pharmaceuticals, Inc.                                                              19,600          82
* BE Avionics Inc.                                                                         4,300          82
* Corrections Corp of America                                                              5,136          82
* RCN Corp.                                                                               14,900          82
  SJNB Financial Corp.                                                                     1,900          82
* Wellsford Real Properties Inc.                                                           4,256          82
  Bob Evans Farms, Inc.                                                                    4,500          81
  Brown Shoe Company, Inc.                                                                 4,500          81
  Century Bancorp, Inc. Class A                                                            4,000          81
  Columbia Bancorp                                                                         6,200          81
* Embrex, Inc.                                                                             5,200          81
* Forrester Research, Inc.                                                                 3,600          81
* Fresh Del Monte Produce Inc.                                                             7,300          81
* Geron Corp.                                                                              5,800          81
  Horizon Financial Corp.                                                                  7,630          81
* Inspire Pharmaceuticals, Inc.                                                            5,800          81
* Interdigital Communications Corp.                                                        6,100          81
* Lexent Inc.                                                                              9,400          81
* Matria Healthcare, Inc.                                                                  5,125          81
  Midas Inc.                                                                               6,383          81
  Modine Manufacturing Co.                                                                 2,938          81
  Patriot Bank Corp.                                                                       8,100          81
* SpeechWorks International Inc.                                                           5,140          81
* Syntel, Inc.                                                                            10,550          81
* Syntroleum Corp.                                                                         8,900          81
* Systems & Computer Technology Corp.                                                      9,000          81
  TF Financial Corp.                                                                       4,100          81
* The Profit Recovery Group International, Inc.                                            7,100          81
* XM Satellite Radio Holdings, Inc.                                                        5,000          81
  Churchill Downs, Inc.                                                                    3,200          80
  Corporate Office Properties Trust, Inc. REIT                                             8,000          80


                                       31

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
 BALANCED INDEX FUND                                                                      SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Documentum, Inc.                                                                         6,200          80
* Energy Partners, Ltd.                                                                    6,000          80
* I-STAT Corp.                                                                             5,400          80
* Kenneth Cole Productions, Inc.                                                           3,950          80
* Mechanical Technology Inc.                                                              11,100          80
* Mortons Restaurant Group                                                                 4,056          80
* Neurocrine Biosciences, Inc.                                                             2,000          80
* Royal Appliance Manufacturing Co.                                                       13,114          80
  Universal Health Realty Income REIT                                                      3,700          80
* Vical, Inc.                                                                              5,700          80
  Waypoint Financial Corp.                                                                 6,383          80
  Ferro Corp.                                                                              3,600          79
* Florida Banks, Inc.                                                                     13,100          79
* Innotrac Corp.                                                                          10,500          79
  IRT Property Co. REIT                                                                    7,300          79
* Lydall, Inc.                                                                             6,600          79
* MGI Pharma, Inc.                                                                         6,300          79
  Pacific Capital Bancorp                                                                  2,600          79
  Plains All American Pipeline, L.P.                                                       3,400          79
* SBS Technologies, Inc.                                                                   4,200          79
  State Financial Services Corp. Class A                                                   6,200          79
* Aftermarket Technology Corp.                                                            10,600          78
* Alcide Corp.                                                                             2,600          78
  Apex Mortgage Capital, Inc. REIT                                                         6,900          78
* Liberty Digital, Inc.                                                                   12,800          78
* Nortek, Inc.                                                                             2,500          78
* Planar Systems, Inc.                                                                     3,000          78
* Progenics Pharmaceuticals, Inc.                                                          4,100          78
* Proton Energy Systems, Inc.                                                              6,500          78
* SpaceLabs Medical, Inc.                                                                  6,400          78
  Blair Corp.                                                                              4,700          77
  Charter Municipal Mortgage Acceptance Co.                                                4,800          77
* Click Commerce, Inc.                                                                     8,500          77
* EntreMed, Inc.                                                                           4,800          77
  HMN Financial, Inc.                                                                      4,500          77
* Horizon Offshore, Inc.                                                                   5,700          77
  International Shipholding Corp.                                                          8,075          77
* Key Production Company, Inc.                                                             4,600          77
* ONYX Software Corp.                                                                      9,600          77
  Oxford Industries, Inc.                                                                  3,500          77
  Summit Bancshares, Inc.                                                                  4,100          77
* Three-Five Systems, Inc.                                                                 4,300          77
* Acclaim Entertainment Inc.                                                              15,591          76
* Anaren Microwave, Inc.                                                                   3,800          76
* Cognizant Technology Solutions Corp.                                                     1,800          76
  Crown Cork & Seal Co., Inc.                                                             20,222          76
* EMS Technologies, Inc.                                                                   5,000          76
  Medford Bancorp, Inc.                                                                    3,700          76
* Packard BioScience Co.                                                                   9,100          76
* Sangamo BioSciences, Inc.                                                                5,200          76
* Silicon Image, Inc.                                                                     15,200          76
* The Neiman Marcus Group, Inc. Class B                                                    2,561          76
* Vitria Technology, Inc.                                                                 22,000          76
  Ameriserv Financial Inc.                                                                14,500          75
  Angelica Corp.                                                                           6,800          75
* CB Richard Ellis Services, Inc.                                                          4,800          75
  EastGroup Properties, Inc. REIT                                                          3,300          75
* Giant Industries, Inc.                                                                   8,500          75
* Hyseq, Inc.                                                                              6,500          75
* IDT Corp. Class B                                                                        6,800          75
  LTC Properties, Inc. REIT                                                               16,400          75
  Maine Public Service Co.                                                                 2,600          75
* MIPS Technologies, Inc. Class B                                                          5,846          75
* Playboy Enterprises, Inc. Class B                                                        4,800          75
* Sciclone Pharmaceuticals                                                                12,800          75
* Tractor Supply Co.                                                                       4,700          75
  Fidelity Bancorp, Inc.                                                                   3,300          74
* ITC DeltaCom, Inc.                                                                      18,400          74
  Myers Industries, Inc.                                                                   4,912          74
* Regeneration Technologies, Inc.                                                          8,400          74
  Resource Bancshares Mortgage Group, Inc.                                                10,200          74
* Superior Consultant Holdings Corp.                                                      16,000          74
* Adolor Corp.                                                                             3,400          73
  Alamo Group, Inc.                                                                        5,100          73
  Bassett Furniture Industries, Inc.                                                       5,800          73
  Cadmus Communications                                                                    6,600          73
* General Communication, Inc.                                                              6,000          73
  HF Financial Corp.                                                                       5,200          73
* Manufacturers' Services Limited                                                         12,300          73
* MetaSolv, Inc.                                                                           9,200          73
* NMS Communications Corp.                                                                10,400          73
* Pre-Paid Legal Services, Inc.                                                            3,300          73
  Prime Group Realty Trust REIT                                                            5,400          73
  United Mobile Homes, Inc. REIT                                                           6,700          73
* Viasystems Group, Inc.                                                                  24,200          73
  A.O. Smith Corp.                                                                         4,050          72
* Aspect Communications Corp.                                                             10,300          72
* Capital Corp. of the West                                                                4,935          72
* Nastech Pharmaceutical Co., Inc.                                                         7,300          72
  Wabash National Corp.                                                                    5,950          72
* Acceptance Insurance Cos. Inc.                                                          13,500          71
  Atlanta Sosnoff Capital                                                                  6,400          71
* Clarent Corp.                                                                            7,700          71
* Clayton Williams Energy, Inc.                                                            4,200          71
  CPI Corp.                                                                                2,900          71
* Encompass Services Corp.                                                                 7,880          71
* Identix, Inc.                                                                           11,300          71
* Lifeline Systems, Inc.                                                                   3,600          71
* Pericom Semiconductor Corp.                                                              4,500          71

                                       32

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Seitel, Inc.                                                                             5,400          71
  Sizzlers Property Investors, Inc. REIT                                                   7,500          71
* Syms Corp.                                                                              12,600          71
  Thomas Nelson, Inc.                                                                     10,050          71
* Tollgrade Communications, Inc.                                                           2,500          71
* Art Technology Group, Inc.                                                              12,100          70
* Drexler Technology Corp.                                                                 5,800          70
* Endocare, Inc.                                                                           4,400          70
  Green Mountain Power Corp.                                                               4,400          70
  Owens & Minor, Inc. Holding Co.                                                          3,700          70
* Sequenom, Inc.                                                                           5,020          70
* Todd Shipyards Corp.                                                                     8,753          70
* Tyler Technologies, Inc.                                                                29,000          70
* American Bank Note Holographics, Inc.                                                   29,900          69
* K2 Inc.                                                                                  6,064          69
* Mesaba Holdings, Inc.                                                                    7,500          69
  Movado Group, Inc.                                                                       3,400          69
  Puerto Rican Cement Co., Inc.                                                            2,900          69
* TransMontaigne Inc.                                                                     11,900          69
* William Lyon Homes, Inc.                                                                 5,500          69
  Ambanc Holding Co., Inc.                                                                 3,500          68
* Avici Systems Inc.                                                                       7,960          68
  Bandag, Inc.                                                                             2,500          68
* Immucor Inc.                                                                            19,854          68
* Midwest Express Holdings, Inc.                                                           3,900          68
  Newmil Bancorp, Inc.                                                                     5,900          68
* Priority Healthcare Corp. Class A                                                        2,418          68
  Pulaski Financial Corp.                                                                  4,800          68
* Uniroyal Technology Corp.                                                                8,000          68
* Wiser Oil Co.                                                                            9,700          68
* American Axle & Manufacturing Holdings, Inc.                                             4,000          67
* Auspex Systems, Inc.                                                                     9,400          67
* First Consulting Group, Inc.                                                             9,255          67
* Hoenig Group, Inc.                                                                       6,100          67
  Lawrence Savings Bank                                                                    5,100          67
* Nashua Corp.                                                                             9,686          67
* Stratus Properties Inc.                                                                  6,100          67
  A.M. Castle & Co.                                                                        4,900          66
* APW Ltd.                                                                                 6,500          66
* Buckeye Technology, Inc.                                                                 4,600          66
* Curative Health Services Inc.                                                           10,400          66
* DiamondCluster International, Inc.                                                       5,171          66
* Fairchild Corp.                                                                          9,441          66
  First International Bancorp, Inc.                                                        7,700          66
* Genrad, Inc.                                                                            11,000          66
  Hopfed Bancorp, Inc.                                                                     5,400          66
* Inet Technologies, Inc.                                                                  8,000          66
* Mapics Inc.                                                                             11,000          66
  Mueller (Paul) Co.                                                                       2,100          66
  NCH Corp.                                                                                1,700          66
  North Valley Bancorp                                                                     4,700          66
* Rudolph Technologies, Inc.                                                               1,400          66
* 3 Dimensional Pharmaceuticals                                                            6,776          65
* Ace Cash Express, Inc.                                                                   6,350          65
  Caraustar Industries, Inc.                                                               7,100          65
  Centex Construction Products, Inc.                                                       2,000          65
* Dave & Busters                                                                           7,777          65
* EXE Technologies, Inc.                                                                  11,056          65
  FNB Financial Services Corp.                                                             4,600          65
* Guess ?, Inc.                                                                            9,700          65
* Gulf Island Fabrication, Inc.                                                            4,500          65
  K-Swiss, Inc.                                                                            2,700          65
  MacDermid, Inc.                                                                          3,600          65
  Massbank Corp.                                                                           1,700          65
* Mayor's Jeweler's, Inc.                                                                 15,700          65
* Proxim, Inc.                                                                             4,600          65
* PTEK Holdings, Inc.                                                                     24,900          65
* Resources Connection, Inc.                                                               2,500          65
  RFS Hotel Investors, Inc. REIT                                                           4,100          65
* Silicon Graphics, Inc.                                                                  46,804          65
  Southern Peru Copper Corp.                                                               5,300          65
  The Stride Rite Corp.                                                                    7,700          65
* Trammell Crow Co.                                                                        5,900          65
* United Therapeutics Corp.                                                                4,900          65
* Aether Systems, Inc.                                                                     7,200          64
* Aquila, Inc.                                                                             2,600          64
  TC PipeLines, LP                                                                         2,800          64
  Titan International, Inc.                                                               15,700          64
* Wackenhut Corp.                                                                          3,708          64
* Aware, Inc.                                                                              7,000          63
  BCSB Bankcorp, Inc.                                                                      6,800          63
  BNP Residential Properties, Inc.                                                         6,300          63
* Boyd Gaming Corp.                                                                       10,900          63
* Docent, Inc.                                                                             6,250          63
  Financial Industries Corp.                                                               5,000          63
* hi/fn, inc.                                                                              4,167          63
  Lennox International Inc.                                                                5,740          63
* Millennium Cell Inc.                                                                     6,000          63
* Protection One, Inc.                                                                    55,000          63
* U.S. Energy Corp.                                                                       12,800          63
  UMB Financial Corp.                                                                      1,455          63
* Wave Systems Corp.                                                                      11,700          63
* Western Digital Corp.                                                                   15,800          63
* ZixIt Corp.                                                                              6,900          63
  Atlantic Tele-Network, Inc.                                                              4,680          62
* Duane Reade Inc.                                                                         1,900          62
* Eden Bioscience Corp.                                                                    6,245          62
* NextCard, Inc.                                                                           5,600          62
* Odwalla, Inc.                                                                            6,000          62
* Aclara Biosciences, Inc.                                                                 6,120          61
  Herbalife International Class A                                                          6,133          61
* Il Fornaio (America) Corp.                                                               5,300          61
* Immune Response                                                                         12,800          61
* Maxim Pharmaceuticals, Inc.                                                              9,600          61
  MutualFirst Financial Inc.                                                               4,213          61
* National Dentex Corp.                                                                    2,900          61

                                       33

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Nu Horizons Electronics Corp.                                                            6,422          61
* Schuler Homes Inc. Class A                                                               4,500          61
  SL Green Realty Corp. REIT                                                               2,000          61
  Synalloy Corp.                                                                           8,900          61
* Tripath Technology Inc.                                                                  5,400          61
  Virco Manufacturing Corp.                                                                5,881          61
* APAC Teleservices, Inc.                                                                 18,800          60
  Cobalt Corp.                                                                             8,600          60
  Keithley Instruments Inc.                                                                2,800          60
* Network Peripherals, Inc.                                                                5,140          60
* Rainbow Technologies, Inc.                                                              10,700          60
* Regent Communications, Inc.                                                              5,000          60
* Ventiv Health, Inc.                                                                      2,906          60
  W Holding Co., Inc.                                                                      4,600          60
  Wolohan Lumber Co.                                                                       5,822          60
* Acmat Corp. Class A                                                                      6,100          59
* ANC Rental Corp.                                                                        19,678          59
* Bethlehem Steel Corp.                                                                   29,140          59
  Foster Wheeler Ltd.                                                                      6,500          59
  G & L Realty Corp. REIT                                                                  4,383          59
* Integrated Electrical Services, Inc.                                                     6,100          59
  Mid Atlantic Realty Trust REIT                                                           4,750          59
* Nanogen, Inc.                                                                            8,700          59
* Old Dominion Freight Line, Inc.                                                          6,000          59
  Omnova Solutions Inc.                                                                    8,100          59
* Orbital Sciences Corp.                                                                  15,100          59
* Sorrento Networks Corp                                                                   4,900          59
* Telik, Inc.                                                                              6,000          59
* DigitalThink, Inc.                                                                       8,200          58
* EEX Corp.                                                                               21,348          58
* Enesco Group, Inc.                                                                       9,600          58
  Great Southern Bancorp, Inc.                                                             2,200          58
* LCA-Vision, Inc.                                                                        23,300          58
* ORATEC Interventions, Inc.                                                               6,228          58
* Remec, Inc.                                                                              4,650          58
* Skechers U.S.A., Inc.                                                                    2,000          58
* The Good Guys, Inc.                                                                     15,800          58
* Trex Co., Inc.                                                                           3,000          58
* Western Multiplex Corporation                                                            8,372          58
  Commercial Net Lease Realty REIT                                                         4,000          57
* Edgewater Technology, Inc.                                                              16,201          57
  First South Bancorp, Inc.                                                                2,100          57
* Heidrick & Struggles International, Inc.                                                 2,800          57
* Optical Communication Products, Inc.                                                     5,400          57
  Superior Uniform Group, Inc.                                                             5,900          57
* Texas Biotechnology Corp.                                                                6,800          57
* The Buckle, Inc.                                                                         3,000          57
  Timberline Software Corp.                                                               11,058          57
  U.S.B. Holding Co., Inc.                                                                 3,705          57
* Wesco International, Inc.                                                                6,250          57
* Zebra Technologies Corp. Class B                                                         1,170          57
  Zenith National Insurance Corp.                                                          2,100          57
* AP Pharma Inc.                                                                          18,500          56
* Applied Innovation Inc.                                                                  6,700          56
  Arch Chemicals, Inc.                                                                     2,550          56
* Gadzooks, Inc.                                                                           4,300          56
* Hologic, Inc.                                                                            8,200          56
  Mississippi Chemical Corp.                                                              18,100          56
* Navigant Consulting, Inc.                                                                6,800          56
* Northwest Pipe Co.                                                                       3,500          56
* Power Integrations, Inc.                                                                 3,600          56
* Rochester Medical Corp.                                                                  9,300          56
* Spanish Broadcasting System, Inc.                                                        6,800          56
  Cascade Bancorp                                                                          4,824          55
* Davox Corp.                                                                              6,650          55
* eSPEED, Inc.                                                                             2,500          55
* iGATE Capital Corp.                                                                     15,300          55
* msci, Inc.                                                                               3,600          55
  Oil-Dri Corp. of America                                                                 6,800          55
* Thermo Fibertek, Inc.                                                                   18,850          55
* Tower Automotive, Inc.                                                                   5,400          55
  Tremont Corp.                                                                            1,542          55
* Vivus, Inc.                                                                             17,600          55
* Ampal-American Israel Corp.                                                              8,900          54
* Argonaut Technologies Inc.                                                              10,300          54
* Deltagen, Inc.                                                                           6,064          54
  Donnelly Corp.                                                                           3,800          54
* Illumina, Inc.                                                                           4,580          54
* Intuitive Surgical, Inc.                                                                 4,000          54
* ITXC Corp.                                                                               7,700          54
* Kana Software, Inc                                                                      26,558          54
* Laser Vision Centers, Inc.                                                              20,400          54
* NetRatings, Inc.                                                                         3,740          54
* PC-Tel, Inc.                                                                             5,900          54
  Tech/Ops Sevcon, Inc.                                                                    5,700          54
  U.S. Industries, Inc.                                                                   13,190          54
* Crossroads Systems, Inc.                                                                 8,200          53
  FINOVA Group, Inc.                                                                      14,300          53
* Genlyte Group, Inc.                                                                      1,700          53
* Greka Energy Corp.                                                                       4,820          53
* Hollywood Entertainment Corp.                                                            6,300          53
* Mossimo, Inc.                                                                           15,400          53
* QCF Bancorp, Inc.                                                                        2,200          53
* Docucorp International                                                                  14,461          52
* Griffin Land & Nurseries, Inc.                                                           3,100          52
* Intermagnetics General Corp.                                                             1,600          52
* Mail-Well, Inc.                                                                         12,300          52
* Park-Ohio Holdings Corp.                                                                10,800          52
* Storage Computer Corp.                                                                   8,200          52
* Technology Solutions Co.                                                                29,250          52
* The Ackerley Group, Inc.                                                                 4,600          52
* Troy Group, Inc.                                                                        12,100          52
* Franklin Electronic Publishers, Inc.                                                    20,000          51

                                       34

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  General Cable Corp.                                                                      2,750          51
* Hartmarx Corp.                                                                          20,300          51
* Mobius Management Systems, Inc.                                                         15,600          51
* Per-Se Technologies, Inc.                                                                6,284          51
* Pinnacle Entertainment, Inc.                                                             7,000          51
* Computer Horizons Corp.                                                                 16,000          50
* Digital River, Inc.                                                                     11,200          50
* Earthshell Corp.                                                                        14,700          50
* ePlus Inc.                                                                               4,700          50
* Helen of Troy Corp.                                                                      5,700          50
  Hunt Corp.                                                                               7,700          50
* Koss Corp.                                                                               1,600          50
* Telular Corp.                                                                            4,975          50
  Wainwright Bank & Trust Co.                                                              6,100          50
  Bridge View Bancorp                                                                      3,341          49
* COMARCO, Inc.                                                                            3,300          49
* Daily Journal Corp.                                                                      1,700          49
* Esperion Therapeutics, Inc.                                                              4,600          49
* First Republic Bank                                                                      2,000          49
* Maxxam Inc.                                                                              2,000          49
* Todhunter International, Inc.                                                            6,200          49
* Unifi, Inc.                                                                              5,800          49
  Allen Organ Co.                                                                          1,400          48
* Boston Beer Co., Inc. Class A                                                            5,600          48
  Carbo Ceramics Inc.                                                                      1,300          48
* LCC International, Inc. Class A                                                          7,200          48
  Lillian Vernon Corp.                                                                     6,800          48
* Predictive Systems, Inc.                                                                12,000          48
  Roadway Corp                                                                             2,000          48
* Somera Communications, Inc.                                                              6,700          48
  Team Financial, Inc.                                                                     6,000          48
  Ziegler Cos., Inc.                                                                       3,000          48
  Amcast Industrial Corp.                                                                  5,504          47
* Candela Corp.                                                                            7,150          47
* Datastream Systems, Inc.                                                                 6,200          47
* Digex, Inc.                                                                              3,600          47
  Energy West Inc.                                                                         4,000          47
* infoUSA Inc.                                                                             7,884          47
  Konover Property Trust, Inc. REIT                                                       15,700          47
* Pegasystems Inc.                                                                        13,900          47
* PJ America Inc.                                                                          5,500          47
* Pumatech, Inc.                                                                          15,500          47
* Spectranetics Corp.                                                                     18,400          47
* Startek, Inc.                                                                            2,100          47
* Traffix Inc.                                                                            14,100          47
* Wireless Facilities, Inc.                                                                7,300          47
* BayCorp Holdings, Ltd.                                                                   4,800          46
* Concord Communications, Inc.                                                             5,100          46
* Ditech Communications Corp.                                                              6,200          46
* DT Industries, Inc.                                                                      6,600          46
* Interactive Intelligence Inc.                                                            4,200          46
* LightPath Technologies, Inc.                                                             5,200          46
  Sauer-Danfoss, Inc.                                                                      4,900          46
  Schnitzer Steel Industries, Inc. Class A                                                 3,200          46
* Yellow Corp.                                                                             2,400          46
* Adelphia Business Solutions, Inc.                                                       11,000          45
* Century Business Services, Inc.                                                          8,400          45
* Crown Media Holdings, Inc.                                                               2,400          45
* Garden Fresh Restaurant Corp.                                                            5,900          45
  Reckson Associates Realty Corp. Class B REIT                                             1,840          45
* SIGA Technologies, Inc.                                                                 11,200          45
* Sunrise Telecom Inc.                                                                     7,500          45
  Tecumseh Products Co. Class B                                                            1,000          45
  Bank of the Ozarks, Inc.                                                                 2,200          44
* Carriage Services, Inc.                                                                  7,700          44
* Carrier Access Corp.                                                                     7,300          44
  Codorus Valley Bancorp, Inc.                                                             2,893          44
* Digi International, Inc.                                                                 5,000          44
* Jones Lang Lasalle Inc.                                                                  3,300          44
* Lynx Therapeutics Inc.                                                                   6,400          44
* Neon Communications, Inc.                                                                6,300          44
* Packeteer, Inc.                                                                          3,500          44
* Procom Technology, Inc.                                                                  4,900          44
* Software Spectrum, Inc.                                                                  3,600          44
* Terra Industries, Inc.                                                                  11,200          44
* Zoltek Cos., Inc.                                                                       10,000          44
  Bowne & Co., Inc.                                                                        3,700          43
* BTU International, Inc.                                                                  7,100          43
* Computer Task Group, Inc.                                                               11,800          43
  FBL Financial Group, Inc. Class A                                                        2,371          43
* Jo-Ann Stores, Inc. Class A                                                             10,600          43
* Omega Worldwide, Inc.                                                                   16,295          43
* SpectRx, Inc.                                                                            5,074          43
* SureBeam Corp.                                                                           2,500          43
* World Wrestling Federation Entertainment, Inc.                                           3,100          43
* Artisoft, Inc.                                                                           9,300          42
* CenterSpan Communications Corp.                                                          4,000          42
* Conrad Industries, Inc.                                                                  6,200          42
* Cytoclonal Pharmaceutics Inc.                                                           11,400          42
  Luby's, Inc.                                                                             4,300          42
* Medialink Worldwide, Inc.                                                               11,300          42
* MeriStar Hotels & Resorts, Inc. REIT                                                    23,600          42
* Prodigy Communications Corp. Class A                                                     7,300          42
* Resonate Inc.                                                                           10,230          42
* Winter Sports Inc.                                                                       2,425          42
  A. Schulman Inc.                                                                         3,000          41
* Cannondale Corp.                                                                        10,400          41
  Capitol Bancorp Ltd.                                                                     2,969          41
  Deb Shops, Inc.                                                                          2,200          41
  Federal-Mogul Corp.                                                                     24,000          41
* Friendly Ice Cream Corp.                                                                17,900          41

                                       35

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Gentek, Inc.                                                                             7,697          41
* Labor Ready, Inc.                                                                        7,800          41
* Norstan, Inc.                                                                           14,700          41
* SCM Microsystems, Inc.                                                                   3,900          41
* Switchboard Inc.                                                                         6,964          41
* Consumer Portfolio Services, Inc.                                                       22,700          40
* Interleukin Genetics, Inc.                                                              15,100          40
* InVision Technologies, Inc.                                                             10,300          40
* Lifecore Biomedical Inc.                                                                 7,900          40
* Pinnacle Holdings Inc. REIT                                                              6,700          40
* Satcon Technology Corp.                                                                  3,807          40
* TTM Technologies, Inc.                                                                   4,500          40
* WJ Communications, Inc.                                                                  8,700          40
* CSK Auto Corp.                                                                           4,700          39
* ePresence, Inc.                                                                         10,700          39
  Gray Communications Systems, Inc. Class B                                                2,600          39
* Huttig Building Products, Inc.                                                           7,622          39
* Immersion Corp.                                                                          5,600          39
* NZ Corp.                                                                                 9,177          39
* ScreamingMedia Inc.                                                                     13,200          39
* Wit Soundview Group, Inc.                                                               21,400          39
  Comdisco, Inc.                                                                          28,800          38
  Comm Bancorp, Inc.                                                                       1,300          38
* Cosine Communications, Inc.                                                             17,060          38
* FARO Technologies, Inc.                                                                 14,100          38
* Insmed Incorporated                                                                      4,250          38
* Management Network Group Inc.                                                            6,300          38
* McAfee.com Corp.                                                                         3,100          38
* Momentum Business Applications, Inc.                                                     2,814          38
* National Bancshares Corp. of Texas                                                       2,100          38
* Petroleum Development Corp.                                                              6,000          38
* Roxio, Inc.                                                                              2,896          38
* SpeedFam-IPEC, Inc.                                                                     12,002          38
* Support.com, Inc.                                                                        5,840          38
* United Natural Foods, Inc.                                                               1,800          38
* GP Strategies Corp.                                                                      7,900          37
* Guilford Mills, Inc.                                                                    17,900          37
* Lancer Corp.                                                                             5,902          37
* Larscom, Inc. Class A                                                                   19,000          37
* MTI Technology Corp.                                                                    18,000          37
* Net2Phone, Inc.                                                                          6,200          37
* Numerex Corp.                                                                            4,100          37
* Oxigene, Inc.                                                                            7,000          37
* Perry Ellis International Corp.                                                          4,650          37
* ProQuest Company                                                                         1,200          37
* Stamps.Com Inc.                                                                          9,900          37
* Universal American Financial Corp.                                                       6,000          37
* US SEARCH.com Inc.                                                                      17,300          37
* Blue Martini Software, Inc.                                                             12,132          36
  BP Prudhoe Bay Royalty Trust                                                             2,500          36
  Commonwealth Industries Inc.                                                             8,000          36
* eBT International, Inc.                                                                 13,200          36
* Harken Energy Corp.                                                                     14,490          36
* Multilink Technology Corp.                                                               2,500          36
  Met-Pro Corp.                                                                            2,600          35
* Track Data Corp.                                                                        24,000          35
* AGENCY.COM Inc.                                                                         10,620          34
* Department 56 Inc.                                                                       4,505          34
* Diametrics Medical, Inc.                                                                12,200          34
* Digitas Inc.                                                                             7,756          34
* Freeport-McMoRan Copper & Gold, Inc. Class A                                             3,348          34
* Highlands Insurance Group                                                                6,930          34
* Imperial Credit                                                                         29,400          34
  Mills Corp. REIT                                                                         1,400          34
* Peco II, Inc.                                                                            5,204          34
  SJW Corp.                                                                                  400          34
* Twinlab Corp.                                                                           13,100          34
* American Medical Security Group, Inc.                                                    6,000          33
* Covista Communications, Inc.                                                             6,200          33
* eCollege.com Inc.                                                                       10,500          33
* Inforte Corp.                                                                            2,684          33
* INT Media Group, Inc                                                                     8,300          33
  Meridian Bioscience Inc.                                                                 6,300          33
* Metromedia International Group, Inc.                                                     9,900          33
* Netro Corp.                                                                              7,700          33
  Oak Hill Financial, Inc.                                                                 2,300          33
* OTG Software, Inc.                                                                       4,700          33
* QAD Inc.                                                                                 9,500          33
* SMC Corp.                                                                                9,000          33
* Variagenics, Inc.                                                                        8,700          33
* Vyyo Inc.                                                                               22,000          33
* ActionPoint, Inc.                                                                       11,900          32
* Aspect Medical Systems, Inc.                                                             2,036          32
* Ceres Group, Inc.                                                                        5,800          32
* Copper Mountain Networks, Inc.                                                           7,800          32
* Donna Karan International Inc.                                                           3,000          32
  Investors Title Co.                                                                      2,100          32
* iVillage Inc.                                                                           22,010          32
* Owens Corning                                                                           15,700          32
* PICO Holdings, Inc.                                                                      2,202          32
* RWD Technologies, Inc.                                                                  10,400          32
* SITEL Corp.                                                                             20,300          32
* Strategic Distribution, Inc.                                                             4,020          32
* Trico Marine Services, Inc.                                                              3,000          32
* U.S. Energy Systems, Inc.                                                                5,000          32
  Westfield America, Inc. REIT                                                             2,000          32
* Workflow Management, Inc.                                                                5,209          32
* Advanced Lighting Technologies, Inc.                                                     7,100          31
* Glenayre Technologies, Inc.                                                             24,600          31

                                       36

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Health Care REIT, Inc.                                                                   1,300          31
* Health Management Systems, Inc.                                                         15,553          31
  Penford Corp.                                                                            2,700          31
* Previo, Inc.                                                                             9,417          31
  Tenneco Automotive, Inc.                                                                 9,560          31
* The TriZetto Group, Inc.                                                                 3,400          31
* WatchGuard Technologies, Inc.                                                            3,000          31
* Advanced Magnetics, Inc.                                                                 7,100          30
* Braun Consulting, Inc.                                                                   3,700          30
* Buca, Inc.                                                                               1,400          30
* CacheFlow Inc.                                                                           6,097          30
* Ciphergen Biosystems, Inc.                                                               4,500          30
* Curis, Inc.                                                                              4,770          30
* HotJobs.com Ltd.                                                                         3,300          30
* Nutrition 21 Inc.                                                                       26,700          30
* On Command Corp.                                                                         6,700          30
* Tejon Ranch Co.                                                                          1,110          30
  USG Corp.                                                                                7,200          30
* VerticalNet, Inc.                                                                       12,100          30
* Viant Corp.                                                                             16,200          30
  Analysts International Corp.                                                             6,500          29
* Budget Group, Inc.                                                                      12,000          29
* Choice One Communications Inc.                                                           4,268          29
* Divine Inc.                                                                             13,640          29
* Electric Fuel Corp.                                                                     11,500          29
* First Union Real Estate REIT                                                            12,780          29
* i3 Mobile, Inc.                                                                         10,140          29
* IKOS Systems, Inc.                                                                       4,000          29
* ISCO, Inc.                                                                               3,800          29
* MIPS Technologies, Inc.                                                                  1,700          29
* Netopia, Inc.                                                                            4,700          29
  Taubman Co. REIT                                                                         2,100          29
* WorldGate Communications, Inc.                                                           5,700          29
* 3DO Co.                                                                                  3,800          28
* Andrea Radio Corp.                                                                      16,700          28
* COMFORCE Corp.                                                                          20,213          28
* Focal Communications Corp.                                                              11,700          28
* InfoCure Corp.                                                                          11,600          28
* Informax, Inc.                                                                           3,900          28
* J Net Enterprises, Inc.                                                                  7,000          28
* Kforce Inc.                                                                              4,289          28
* Laser Mortgage Management, Inc.                                                          7,100          28
* Level 8 Systems Inc.                                                                     5,900          28
* OmniSky Corp.                                                                           14,050          28
* PictureTel Corp.                                                                         5,000          28
* Sonic Innovations, Inc.                                                                  4,400          28
* Versant Corp.                                                                           17,500          28
* Alliance Pharmaceutical Corp.                                                           12,098          27
  Armstrong Holdings, Inc.                                                                 7,500          27
* BindView Development Corp.                                                              12,800          27
* Covad Communications Group, Inc.                                                        26,950          27
* Cysive, Inc.                                                                             8,500          27
* Integrated Telecom Express, Inc.                                                        13,240          27
* Mercator Software, Inc.                                                                 10,900          27
* TCSI Corp.                                                                              23,800          27
* Tumbleweed Communications Corp.                                                          7,120          27
* Brightpoint, Inc.                                                                        8,900          26
* Deltek Systems, Inc.                                                                     3,700          26
* Diacrin, Inc.                                                                           13,600          26
  Greater Delaware Valley Savings Bank                                                     1,575          26
* Lakes Gaming, Inc.                                                                       3,462          26
* Metawave Communications Corp.                                                            4,964          26
* OAO Technology Solutions, Inc.                                                          15,061          26
* Pentastar Communications Inc.                                                            1,100          26
* Preview Systems, Inc.                                                                    7,480          26
* Sizzler International                                                                   17,600          26
* Systemax Inc.                                                                           10,500          26
* Trump Hotels & Casino Resorts, Inc.                                                     12,700          26
* TSR, Inc.                                                                                4,600          26
* Visual Networks, Inc.                                                                    3,000          26
* V-One Corp.                                                                             19,900          26
* WHX Corp.                                                                               13,700          26
* York Research Corp.                                                                      8,400          26
  Ampco-Pittsburgh Corp.                                                                   2,200          25
* Big Dog Holdings, Inc.                                                                   6,700          25
* Cellstar Corp.                                                                          11,500          25
  Conoco Inc. Class A                                                                        900          25
* eResearch Technology, Inc.                                                               4,300          25
* First Mariner Bancorp, Inc.                                                              3,800          25
* FMC Technologies Inc.                                                                    1,200          25
* Gadzoox Networks, Inc.                                                                   7,800          25
* Gilman & Ciocia, Inc.                                                                    8,400          25
* GraphOn Corp.                                                                           10,000          25
  H.B. Fuller Co.                                                                            500          25
* Hecla Mining Co.                                                                        21,900          25
  Katy Industries, Inc.                                                                    5,200          25
* Prize Energy Corp.                                                                       1,285          25
  Three Rivers Bancorp, Inc.                                                               2,200          25
* Westell Technologies, Inc.                                                              16,500          25
* Aetrium, Inc.                                                                           10,300          24
* Applix, Inc.                                                                            12,500          24
* Callon Petroleum Co.                                                                     2,000          24
* Chiquita Brands International, Inc.                                                     16,300          24
* Clarus Corp.                                                                             3,900          24
* ebix.com Inc.                                                                           12,600          24
* HealthAxis, Inc.                                                                        19,100          24
  Humphrey Hospitality Trust, Inc. REIT                                                    7,000          24
* Infogrames, Inc.                                                                         3,220          24
* Jenny Craig Inc.                                                                        16,300          24
  Landmark Bancshare, Inc.                                                                 1,300          24

                                       37

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Lazare Kaplan International, Inc.                                                        4,600          24
* Nabi                                                                                     3,000          24
* PracticeWorks Inc.                                                                       2,900          24
* SEEC, Inc.                                                                               8,900          24
* Seven Seas Petroleum Inc.                                                               10,200          24
* Synagro Technologies Inc.                                                               10,100          24
* VA Linux Systems, Inc.                                                                   6,969          24
* Bottomline Technologies, Inc.                                                            4,300          23
* Classic Vacation Group, Inc                                                             11,500          23
* Encore Acquisition Co.                                                                   2,000          23
* iBasis, Inc.                                                                             4,600          23
  International Multifoods Corp.                                                           1,100          23
* M&F Worldwide Corp.                                                                      6,000          23
* Marvel Enterprises Inc.                                                                  7,600          23
* Material Sciences Corp.                                                                  2,300          23
* Navigant International, Inc.                                                             1,644          23
* New Frontier Media, Inc.                                                                 9,000          23
* Rehabilicare, Inc.                                                                       6,880          23
* Talk America Holdings, Inc.                                                             24,450          23
  American Residential Investment Trust, Inc. REIT                                        11,000          22
* Blount International, Inc.                                                               8,837          22
* Comshare                                                                                 6,953          22
* Correctional Services Corp.                                                             10,197          22
* NPC International Class A                                                                2,000          22
* Paradyne Networks, Inc.                                                                 12,200          22
* USinternetworking, Inc.                                                                 18,275          22
* VTEL Corp.                                                                              19,200          22
  Washington Trust Bancorp, Inc.                                                           1,000          22
* Webco Industries, Inc.                                                                   8,300          22
* All American Semiconductor, Inc.                                                         3,400          21
* American Classic Voyager Co.                                                             6,000          21
  California Water Service Group                                                             800          21
* Chordiant Software, Inc.                                                                 6,900          21
* Danielson Holdings Corp.                                                                 4,700          21
* iManage, Inc.                                                                            5,699          21
* Keystone Consolidated Industries, Inc.                                                  12,100          21
* o2wireless Solutions, Inc.                                                              10,100          21
* Official Payments Corp.                                                                  4,000          21
* Perficient, Inc.                                                                         6,000          21
* Phoenix Technologies Ltd.                                                                1,470          21
* Ramtron International Corp.                                                              6,760          21
* SmartDisk Corp.                                                                          5,000          21
* Travelocity.com Inc.                                                                       700          21
* Visual Data Corp.                                                                       13,800          21
* Zamba Corp.                                                                             21,100          21
* Be Free, Inc.                                                                           16,400          20
* Black Hawk Gaming & Development Co., Inc.                                                1,900          20
* Capital Pacific Holdings, Inc.                                                           5,100          20
* Catalytica Energy Systems, Inc.                                                            926          20
* Gaylord Container Corp.                                                                 18,600          20
  Greater Community Bancorp                                                                1,874          20
* j2 Global Communications, Inc                                                            4,825          20
* Large Scale Biology Corp.                                                                2,800          20
* Liquid Audio, Inc.                                                                       6,700          20
* Micron Electronics, Inc.                                                                12,600          20
* MicroStrategy Inc.                                                                       7,100          20
* Pac-West Telecom, Inc.                                                                  10,481          20
* Pathmark Stores, Inc.                                                                      800          20
* Strategic Diagnostics Inc.                                                               6,000          20
* TD Waterhouse Group, Inc.                                                                1,800          20
* TiVo Inc.                                                                                3,600          20
* Turnstone Systems, Inc.                                                                  2,900          20
* UTStarcom, Inc.                                                                            840          20
* W.R. Grace & Co.                                                                        11,700          20
* Actuant Corp.                                                                            1,140          19
* ACTV, Inc.                                                                               5,700          19
* Allied Holdings, Inc.                                                                    7,400          19
* Baldwin Technology Class A                                                              15,700          19
  Blimpie International, Inc.                                                             10,900          19
* Curon Medical Inc.                                                                       9,500          19
* EZCORP, Inc.                                                                             8,200          19
  Foothill Independent Bancorp.                                                            1,488          19
* Hector Communications Corp.                                                              1,500          19
* High Speed Access Corp.                                                                 15,900          19
* Metricom                                                                                10,900          19
  Omega Healthcare Investors, Inc. REIT                                                    6,200          19
* Paragon Technologies, Inc.                                                               2,500          19
* Personnel Group of America, Inc.                                                        13,600          19
  Polaroid Corp.                                                                           7,200          19
  Transcontinental Realty Investors, Inc. REIT                                             1,485          19
  Urstadt Biddle Properties REIT                                                           2,300          19
* Airnet Communications Corp.                                                             12,380          18
* Alteon, Inc.                                                                             5,200          18
* Burlington Industries, Inc.                                                              7,703          18
* Engage, Inc.                                                                            25,300          18
* Ethyl Corp.                                                                             13,700          18
* Genstar Therapeutics Corp.                                                               2,400          18
  Gulf West Banks, Inc.                                                                    2,212          18
* Headway Corporate Resources, Inc.                                                       17,800          18
* Lifeway Foods, Inc.                                                                      2,500          18
* Medplus, Inc.                                                                            9,500          18
* NaPro BioTherapeutics, Inc.                                                              1,800          18
* Optika Inc.                                                                             14,600          18
* Superior Telecom Inc.                                                                    6,487          18
* Ames Department Stores, Inc.                                                            12,200          17
* autobytel.com inc.                                                                      11,900          17
* barnesandnoble.com inc.                                                                 10,500          17
* Checkers Drive-In Restaurants, Inc.                                                      2,950          17
* dick clark productions, Inc.                                                             1,600          17
* E-LOAN, Inc.                                                                            15,800          17
* Goody's Family Clothing                                                                  4,200          17

                                       38

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* NeoMedia Technologies, Inc.                                                              8,500          17
* Novatel Wireless, Inc.                                                                   8,200          17
* Pfsweb Inc.                                                                             15,764          17
* Photoworks, Inc.                                                                        22,575          17
* SpeedUs.com, Inc.                                                                       15,700          17
* Syntellect Inc.                                                                          6,000          17
* TransPro Inc.                                                                            4,500          17
* VCampus Corp.                                                                           10,600          17
* ABC-NACO, Inc.                                                                          15,100          16
* Birmingham Steel Corp.                                                                  15,350          16
* California Amplifier, Inc.                                                               3,900          16
* Cellular Technical Services                                                              5,160          16
* CKE Restaurants Inc.                                                                     4,851          16
* Cole National Corp. Class A                                                              1,100          16
* eshare Communications, Inc.                                                             12,900          16
* eXcelon Corp.                                                                           11,100          16
* E-Z-EM, Inc. Class A                                                                     3,000          16
  Gainsco, Inc.                                                                           13,400          16
* National Information Consortium, Inc.                                                    8,900          16
* StarMedia Network, Inc.                                                                  8,500          16
  Sterling Financial Corp.                                                                   700          16
* T/R Systems, Inc.                                                                        4,100          16
* TheStreet.com, Inc.                                                                     10,350          16
* United PanAm Financial Corp.                                                             4,000          16
* Alpine Group, Inc.                                                                       9,200          15
* Capital Title Group, Inc.                                                                6,000          15
* Carrington Labs Inc.                                                                    13,400          15
* Coeur D'Alene Mines Corp.                                                               11,200          15
* Computer Network Technology Corp.                                                        1,400          15
* Cone Mills Corp.                                                                        11,600          15
* CoorsTek, Inc.                                                                             400          15
* Double Eagle Petroleum Co.                                                               3,000          15
* Egghead.com, Inc.                                                                       25,468          15
* eLEC Communications Corp.                                                               24,700          15
* eLoyalty Corp.                                                                          15,350          15
* Fresh Choice, Inc.                                                                       5,100          15
* Global Power Equipment Group Inc.                                                          500          15
  Gold Banc Corp., Inc.                                                                    2,000          15
* Hayes Lemmerz International, Inc.                                                        2,420          15
* Latitude Communications, Inc.                                                            7,400          15
* Micrografx, Inc.                                                                        11,900          15
* Microwave Systems Corp.                                                                 30,600          15
* Mpower Holding Corp.                                                                    15,850          15
  National Steel Corp. Class B                                                             8,500          15
* Redhook Ale Brewery, Inc.                                                                8,000          15
* Selectica, Inc.                                                                          3,500          15
  Staff Leasing, Inc.                                                                      4,000          15
* SYNAVANT Inc.                                                                            2,170          15
  Urstadt Biddle Properties REIT Class A                                                   1,700          15
* Virage, Inc.                                                                             4,300          15
  Cavalier Homes, Inc.                                                                     4,840          14
  Clarion Commercial Holdings, Inc.                                                        1,800          14
* Com21, Inc.                                                                              8,000          14
  Commonwealth Bancorp                                                                       800          14
* FairMarket, Inc.                                                                        14,140          14
* Frontline Capital Group                                                                  9,300          14
* Globix Corp.                                                                             7,000          14
* Hypercom Corp.                                                                           3,000          14
* Launch Media, Inc.                                                                      15,400          14
* NaviSite, Inc.                                                                           9,900          14
* Precision Optics Corp.                                                                   9,300          14
* Primus Telecommunications Group, Inc.                                                   16,800          14
* PurchasePro.com, Inc.                                                                    9,300          14
  Salient 3 Communications Class A                                                         5,900          14
* Vertex Interactive, Inc.                                                                 6,700          14
* VIA NET.WORKS, Inc.                                                                      8,872          14
  Weider Nutritional International, Inc.                                                   6,000          14
* Bluegreen Corp.                                                                          6,000          13
* Corio, Inc.                                                                             10,000          13
* Critical Path, Inc.                                                                     12,800          13
* DA Consulting Group, Inc.                                                                8,800          13
* FirePond, Inc.                                                                          11,200          13
* General Chemical Group, Inc.                                                            30,090          13
* Innovative Gaming Corp.                                                                 10,000          13
* Intertrust Technologies Corp.                                                           11,000          13
* KCS Energy, Inc.                                                                         2,000          13
* Liberty Satellite & Technology, Inc. Class A                                             5,004          13
* LookSmart, Ltd.                                                                         12,500          13
* Luminant Worldwide Corp.                                                                15,300          13
  Marine Products Corp.                                                                    3,000          13
  Metals USA, Inc.                                                                         6,100          13
* Miller Industries, Inc.                                                                 14,200          13
* Network Plus Corp.                                                                       4,800          13
* The Gymboree Corp.                                                                       1,500          13
* Tut Systems, Inc.                                                                        7,600          13
* Weirton Steel                                                                           20,600          13
* Crescent Operating, Inc. REIT                                                           16,260          12
* Cyberian Outpost, Inc.                                                                  21,100          12
* Exabyte Corp.                                                                           13,000          12
* Information Architects Corp.                                                             9,600          12
* iXL Enterprises, Inc.                                                                    9,800          12
* J. Jill Group, Inc.                                                                        600          12
* Lexar Media, Inc.                                                                        7,360          12
* LMI Aerospace, Inc.                                                                      3,000          12
* Motient Corp.                                                                           11,000          12
* Rocky Mountain Chocolate Factory, Inc.                                                   1,243          12
* SAVVIS Communications Corp.                                                             16,280          12
* Toymax International, Inc.                                                               6,200          12
* Vertel Corp.                                                                             9,600          12

                                       39

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Vestcom International, Inc.                                                              5,500          12
* Zonagen, Inc.                                                                            4,000          12
* Z-Tel Technologies, Inc.                                                                 8,180          12
* Allied Riser Communications Corp.                                                       20,100          11
* Anthony & Sylvan Pools Corp.                                                             1,415          11
* Ask Jeeves, Inc.                                                                         5,700          11
* Bell Industries, Inc.                                                                    4,500          11
* Belmont Bancorp.                                                                         2,900          11
* Cyberguard Corp.                                                                         4,500          11
* GoAmerica, Inc.                                                                          5,000          11
  Herbalife International Class B                                                          1,267          11
* Navarre Corp.                                                                            9,100          11
* NetZero Inc.                                                                            12,600          11
* Niku Corp.                                                                              11,000          11
  SL Industries, Inc.                                                                      1,000          11
  Stephan Co.                                                                              3,700          11
* American Access Technologies Inc.                                                       10,000          10
* Ampex Corp. Class A                                                                     30,700          10
* AvantGo, Inc.                                                                            5,200          10
* Badger Paper Mills, Inc.                                                                 3,200          10
* Digital Generation Systems                                                               2,300          10
* Epicor Software Corp.                                                                    7,774          10
* Equinix, Inc.                                                                            9,280          10
* Galyan's Trading Co.                                                                       500          10
* Global Payment Tech Inc.                                                                 3,200          10
* I.D. Systems, Inc.                                                                       1,800          10
* Impreso, Inc.                                                                            5,300          10
* InKine Pharmaceutical Company, Inc.                                                      2,000          10
* Jos. A. Bank Clothiers, Inc.                                                             2,000          10
* Net Perceptions, Inc.                                                                    5,600          10
* Primus Knowledge Solutions, Inc.                                                         1,700          10
* Sagent Technology, Inc.                                                                  6,800          10
* Scherer Health                                                                           3,200          10
* Scient Corp.                                                                            10,800          10
* SilverStream Software, Inc.                                                              1,400          10
* SportsLine.com, Inc.                                                                     4,300          10
* Advanced Switching Communications, Inc.                                                  3,000           9
  Bedford Bancshares, Inc.                                                                   800           9
* Echo Bay Mines Ltd.                                                                      9,400           9
* eGain Communications Corp.                                                               3,500           9
* Equitable Bank                                                                             400           9
* Evolve Software, Inc.                                                                   16,008           9
* Friede Goldman Halter, Inc.                                                             20,486           9
* I-Link, Inc.                                                                            18,000           9
  Main Street Banks, Inc.                                                                    500           9
* Marimba, Inc.                                                                            4,500           9
* MarketWatch.com, Inc.                                                                    3,500           9
* Navidec, Inc.                                                                            8,600           9
* NeoRx Corp.                                                                              3,000           9
* Orapharma Inc.                                                                           1,600           9
* Profile Technologies, Inc.                                                               6,800           9
* Samsonite Corp.                                                                          3,242           9
* Scheid Vineyards, Inc. Class A                                                           2,300           9
* Technisource, Inc.                                                                       5,900           9
* Walker Interactive Systems, Inc.                                                        13,900           9
  Westpoint Stevens, Inc.                                                                  6,600           9
* Wink Communications, Inc.                                                                3,600           9
* YouthStream Media Networks, Inc.                                                         5,600           9
* American Skiing Co.                                                                     11,500           8
* Catalina Lighting, Inc.                                                                  6,200           8
* Comdial Corp.                                                                            9,400           8
* Data Return Corp.                                                                        4,300           8
* Emergent Information Technologies, Inc.                                                  6,100           8
* Extended Systems Inc.                                                                    1,100           8
* Ezenia!, Inc.                                                                           16,700           8
* Global TeleSystems, Inc.                                                                43,400           8
* INSpire Insurance Solutions, Inc.                                                        9,350           8
* Media 100 Inc.                                                                           4,849           8
* MyPoints.com, Inc.                                                                       3,100           8
* NetManage, Inc.                                                                         11,447           8
* Open Market, Inc.                                                                        6,500           8
* Rainmaker Systems, Inc.                                                                 10,200           8
* Renaissance Worldwide, Inc.                                                              6,000           8
* SeraCare, Inc.                                                                           1,200           8
* Triton Network Systems, Inc.                                                            10,328           8
* UniView Technologies Corp.                                                              17,900           8
* Vornado Operating Inc. REIT                                                              5,595           8
* Blue Wave Systems, Inc.                                                                  1,000           7
* Cardima, Inc.                                                                            6,000           7
* Drugstore.com, Inc.                                                                      5,800           7
* Exchange Applications, Inc.                                                              6,200           7
* IntraBiotics Pharmaceuticals, Inc.                                                       4,900           7
* Lifeminders, Inc.                                                                        4,500           7
* Neoforma.com, Inc.                                                                       7,700           7
* Razorfish Inc.                                                                          13,700           7
* U.S. Vision, Inc.                                                                        2,000           7
* Aames Financial Corp.                                                                    4,320           6
* Caldera International, Inc.                                                              4,100           6
* ClickAction, Inc.                                                                        2,700           6
* DSL.Net, Inc.                                                                            7,800           6
* Geoworks                                                                                 4,000           6
* Huntco Inc. Class A                                                                      8,800           6
* iBEAM Broadcasting Corp.                                                                14,154           6
* Juno Online Services, Inc.                                                               3,800           6
* Komag, Inc.                                                                             18,114           6
* Organic, Inc.                                                                           13,616           6
* P-Com, Inc.                                                                             10,700           6
* Polyvision Corp.                                                                         4,800           6
* Rare Medium Group, Inc.                                                                 14,600           6
* SoftNet Systems, Inc.                                                                    3,300           6
* Unity Bancorp, Inc.                                                                      1,500           6
* Vicinity Corp.                                                                           3,400           6

                                       40

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
                                                                                          SHARES        (000)
-------------------------------------------------------------------------------------------------------------
* Accrue Software, Inc.                                                                   11,100           5
* Aqua Care Systems, Inc.                                                                  2,344           5
* ArthroCare Corp.                                                                           200           5
* BUY.COM, Inc.                                                                           16,400           5
* Cidco, Inc.                                                                             10,600           5
* Collangenex Pharmaceuticals, Inc.                                                          600           5
* Creative Host Services, Inc.                                                             5,500           5
* Cytrx Corp.                                                                              5,000           5
* General DataComm Industries, Inc.                                                       18,100           5
* Interliant Inc.                                                                          9,200           5
* International Assets Holding Corp.                                                       2,395           5
* Net2000 Communications, Inc.                                                             4,368           5
* Netpliance, Inc.                                                                        12,800           5
* NX Networks, Inc.                                                                        9,400           5
* Oakwood Homes Corp.                                                                      1,020           5
* Omtool, Ltd.                                                                             6,000           5
* On2 Technologies, Inc                                                                    9,000           5
* RMH Teleservices, Inc.                                                                     400           5
* Royal Precision Inc.                                                                     2,000           5
* The Knot, Inc.                                                                          11,700           5
* Transworld Healthcare Inc.                                                               1,574           5
* USDATA Corp., Inc.                                                                      11,797           5
* 3Dfx Interactive, Inc.                                                                  10,700           4
* Alterra Healthcare Corp.                                                                17,600           4
* AppliedTheory Corp.                                                                      6,900           4
* Audible, Inc.                                                                            6,000           4
* CAIS Internet, Inc.                                                                      4,800           4
* Carmike Cinemas, Inc. Class A                                                            7,411           4
* Comfort Systems USA, Inc.                                                                1,200           4
* Crown Crafts, Inc.                                                                      16,200           4
* CyberSource Corp.                                                                        2,500           4
* Darling International, Inc.                                                              6,600           4
* EasyLink Services Corp.                                                                  7,418           4
* eMerge Interactive, Inc.                                                                 3,199           4
* Excel Legacy Corp.                                                                       1,900           4
* Gallery of History, Inc.                                                                 1,200           4
* IGI, Inc.                                                                                6,710           4
* InsWeb Corp.                                                                             4,850           4
* Life Financial Corp.                                                                     1,460           4
* Mediaplex, Inc.                                                                          4,100           4
* MedicaLogic/Medscape, Inc.                                                               6,348           4
* MessageMedia Inc.                                                                        8,000           4
* Network Engines, Inc.                                                                    4,600           4
* Network-1 Security Solutions, Inc.                                                       4,400           4
* New Century Equity Holdings Corp.                                                        3,700           4
* Proxymed Pharmacy, Inc.                                                                  5,200           4
  Sphinx International Inc.                                                                4,100           4
* Torch Offshore, Inc.                                                                       400           4
* Viisage Technology, Inc.                                                                 1,500           4
* Virologic, Inc.                                                                          2,000           4
* 24/7 Media, Inc.                                                                         9,200           3
* Accelerated Networks, Inc.                                                               6,216           3
* Adams Golf, Inc.                                                                         3,300           3
* Adaptive Broadband Corp.                                                                 9,000           3
* C-bridge Internet Solutions, Inc.                                                        1,756           3
* Digital Impact, Inc.                                                                     2,600           3
* eMachines, Inc.                                                                         17,936           3
* General Magic, Inc.                                                                      3,300           3
* ImproveNet, Inc.                                                                         8,300           3
* Integral Vision, Inc.                                                                   16,842           3
* Intraware, Inc.                                                                          2,400           3
* Juno Lighting, Inc.                                                                        293           3
* Jupiter Media Metrix, Inc.                                                               2,178           3
* Lante Corp.                                                                              4,440           3
* Netcentives Inc.                                                                         5,900           3
  Oregon Trail Financial Corp.                                                               200           3
* SciQuest.com, Inc.                                                                       3,000           3
* Talarian Corp.                                                                           1,900           3
* The A Consulting Team, Inc.                                                              6,000           3
* Alanco Technologies, Inc.                                                                1,986           2
* Applied Graphics Technologies, Inc.                                                      1,764           2
* Ashford.com, Inc.                                                                       11,100           2
* ATEC Group, Inc.                                                                         2,000           2
* Avado Brands, Inc.                                                                       4,500           2
* Beyond.com Corp.                                                                         8,700           2
* Billserv, Inc.                                                                           1,000           2
* Calypte Biomedical Corp.                                                                 5,600           2
  Casual Male Corp.                                                                       11,400           2
* CRIIMI MAE, Inc. REIT                                                                    3,200           2
* e.spire Communications, Inc.                                                            19,600           2
* Eco Soil Systems, Inc.                                                                   9,900           2
* Entrade Inc.                                                                             3,000           2
  Farrel Corp.                                                                             4,000           2
* Fresh America Corp.                                                                      7,200           2
* Frontline Communications Corp.                                                           9,600           2
* Geerlings & Wade Inc.                                                                    1,200           2
* Global Sports, Inc.                                                                        243           2
* HA-LO Industries, Inc.                                                                   4,050           2
* IEC Electronics Corp.                                                                    1,682           2
* Insilco Holding Corp.                                                                       87           2
* Interstate Hotels Corp. REIT                                                               720           2
* iPrint Technologies Inc.                                                                 3,100           2
* Lightspan Inc.                                                                           1,200           2
* Lowrance Electronics, Inc.                                                                 800           2
* Major Automotive Companies Inc.                                                            800           2
* Medinex Systems, Inc.                                                                    6,000           2
* Merisel, Inc.                                                                              880           2
* Merry Land Properties, Inc. REIT                                                           242           2
* net.Genesis Corp.                                                                        2,524           2
* Network Access Solutions Corp.                                                           7,500           2
* Onvia.com, Inc.                                                                          2,400           2

                                       41

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                                                                       VALUE*
BALANCED INDEX FUND                                                                       SHARES        (000)
-------------------------------------------------------------------------------------------------------------
  Pittsburgh & West Virginia Railroad                                                        300           2
* Planet Polymer Technology, Inc.                                                          5,200           2
* PowerCerv Corp.                                                                            622           2
* Prime Retail, Inc. REIT                                                                  6,800           2
* Raindance Communications, Inc                                                            1,600           2
* Telaxis Communications Corp.                                                             3,736           2
* TenFold Corp.                                                                            4,300           2
* Tickets.com, Inc.                                                                        5,200           2
* United Leisure Corp.                                                                     1,800           2
* Ventro Corp.                                                                             5,500           2
* Viatel, Inc.                                                                            25,845           2
* Virage Logic Corporation                                                                   100           2
* Webvan Group Inc.                                                                       26,284           2
* Action Performance Cos., Inc.                                                               32           1
* AdStar.com, Inc.                                                                         1,000           1
* Amresco Inc.                                                                               720           1
* Ascent Pediatrics, Inc.                                                                  2,200           1
  Astea International, Inc.                                                                1,000           1
* Autoweb.com, Inc.                                                                        2,000           1
* Avenue A, Inc.                                                                             900           1
* Aztec Technology Partners, Inc.                                                          9,289           1
* Breakaway Solutions, Inc.                                                                4,700           1
* Calico Commerce Inc.                                                                     3,800           1
* Centura Software Corp.                                                                   3,600           1
* Continucare Corp.                                                                        4,600           1
* Cybear Group                                                                             1,429           1
* Cypress Communications, Inc.                                                             4,880           1
* Data Race, Inc.                                                                         13,178           1
* enherent Corp.                                                                          11,000           1
* Entrada Networks, Inc.                                                                     850           1
* E-Stamp Corp.                                                                            3,500           1
* GC Cos.                                                                                  1,930           1
* GSE Systems, Inc.                                                                          600           1
* Hanover Direct, Inc.                                                                     3,700           1
* Heartland Technology, Inc                                                                5,500           1
* Horizon Group Properties, Inc. REIT                                                        270           1
* I-Link Inc. Series N Pfd.                                                                    6           1
* Integra, Inc.                                                                            1,600           1
* Leapnet, Inc.                                                                              500           1
* Lechters Corp.                                                                           9,000           1
* Metrocall, Inc.                                                                         13,100           1
* PeoplePC Inc.                                                                            5,520           1
* ProcureNet, Inc.                                                                         6,800           1
* Radio Unica Corp.                                                                          400           1
* Regent Assisted Living, Inc.                                                             1,500           1
* Rhythms NetConnections Inc.                                                             11,400           1
* Source Media, Inc.                                                                      14,000           1
  The Warnaco Group, Inc. Class A                                                         22,820           1
* Total Containment                                                                        2,100           1
* ValueClick, Inc.                                                                           200           1
* Verado Holdings, Inc. Class B                                                            4,000           1
* Viador, Inc.                                                                             3,600           1
* Zany Brainy, Inc.                                                                        6,165           1
  Penncorp Financial Group, Inc.                                                           6,800           0
-------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $2,127,372)                                                                                2,480,506
-------------------------------------------------------------------------------------------------------------
                                                                                            FACE
                                                                                          AMOUNT
                                                                                           (000)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.5%)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (7.0%)
Private Export Funding Corp.
  (U.S. Government Guaranteed)
  7.20%, 1/15/2010                                                                        10,500      11,200
U.S. Treasury Bonds
  6.625%, 2/15/2027                                                                       17,445      19,108
  6.75%, 8/15/2026                                                                        12,760      14,160
  7.50%, 11/15/2024                                                                        4,250       5,102
  7.625%, 11/15/2022                                                                      13,050      15,741
  7.875%, 2/15/2021                                                                        5,600       6,871
  8.00%, 11/15/2021                                                                        5,270       6,566
  8.125%, 8/15/2019                                                                        1,905       2,375
  8.125%, 8/15/2021                                                                        8,575      10,792
  8.50%, 2/15/2020                                                                         1,555       2,010
  8.75%, 5/15/2017                                                                           765         993
  8.75%, 5/15/2020                                                                        12,300      16,274
  8.75%, 8/15/2020                                                                            50          66
  8.875%, 8/15/2017                                                                        1,050       1,379
  9.25%, 2/15/2016                                                                        20,185      26,985
  9.875%, 11/15/2015                                                                         650         907
  10.625%, 8/15/2015                                                                       6,450       9,445
  10.75%, 2/15/2003                                                                       38,750      42,665
  11.25%, 2/15/2015                                                                        5,100       7,731
  11.625%, 11/15/2002                                                                     20,750      22,795
  12.75%, 11/15/2010                                                                       5,315       6,913
  14.00%, 11/15/2011                                                                         865       1,222
U.S. Treasury Notes
  5.50%, 2/15/2008                                                                         4,750       4,821
  5.875%, 11/15/2004                                                                          75          78
  6.375%, 4/30/2002                                                                        5,050       5,153
  6.50%, 2/15/2010                                                                        11,275      12,113
  6.625%, 4/30/2002                                                                       14,625      14,953
  6.625%, 5/31/2002                                                                          675         692
  6.625%, 5/15/2007                                                                       12,525      13,444
  7.25%, 5/15/2004                                                                         5,500       5,886
  7.50%, 11/15/2001                                                                        3,650       3,699
  7.50%, 5/15/2002                                                                           700         722
  7.50%, 2/15/2005                                                                           600         653
                                                                                                   ---------
                                                                                                     293,514
                                                                                                   ---------
AGENCY BONDS & NOTES (2.5%)
Federal Farm Credit Bank
  4.80%, 11/6/2003                                                                         3,500       3,499
Federal Home Loan Bank
  5.575%, 9/2/2003                                                                         4,800       4,884

                                       42

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE      MARKET
                                                                                          AMOUNT      VALUE*
                                                                                           (000)       (000)
-------------------------------------------------------------------------------------------------------------
  5.675%, 8/18/2003                                                                        5,000       5,086
  5.865%, 9/2/2008                                                                         2,000       1,992
  5.88%, 11/25/2008                                                                        1,200       1,171
  6.50%, 8/15/2007                                                                         3,500       3,624
  7.625%, 5/14/2010                                                                       10,000      10,905
Federal Home Loan Mortgage Corp.
  5.75%, 3/15/2009                                                                        14,000      13,737
  6.45%, 4/29/2009                                                                         2,000       1,984
  6.875%, 1/15/2005                                                                        7,700       8,099
  7.00%, 7/15/2005                                                                        17,000      17,958
Federal National Mortgage Assn.
  5.64%, 12/10/2008                                                                        3,500       3,372
  5.75%, 4/15/2003                                                                         3,845       3,925
  5.90%, 7/9/2003                                                                          3,000       3,001
  5.91%, 8/25/2003                                                                         1,300       1,332
  5.97%, 7/3/2003                                                                          2,000       2,026
  6.00%, 1/14/2005                                                                           150         151
  6.09%, 2/20/2009                                                                         4,000       3,928
  6.18%, 2/19/2009                                                                         1,000         986
  6.25%, 2/1/2011                                                                          1,425       1,405
  6.40%, 5/14/2009                                                                         5,700       5,681
Tennessee Valley Auth.
  5.375%, 11/13/2008                                                                       2,400       2,315
  7.125%, 5/1/2030                                                                         4,000       4,239
                                                                                                   ---------
                                                                                                     105,300
                                                                                                   ---------

MORTGAGE OBLIGATIONS (14.0%)
Federal Home Loan Mortgage Corp.
  (3)   5.50%, 1/1/2009-12/1/2028                                                          3,628       3,516
  (3)   6.00%, 12/1/2003-8/1/2029                                                         50,127      49,129
  (3)   6.50%, 8/1/2001-8/1/2029                                                          79,872      79,437
  (3)   7.00%, 6/1/2003-1/1/2031                                                          51,984      52,564
  (3)   7.50%, 9/1/2003-6/1/2031                                                          25,645      26,323
  (3)   8.00%, 11/1/2001-3/1/2031                                                         12,294      12,769
  (3)   8.50%, 11/1/2006-8/1/2027                                                          1,644       1,735
  (3)   9.00%, 1/1/2005-7/1/2030                                                           2,014       2,126
  (3)   9.50%, 8/1/2003-4/1/2025                                                             273         291
  (3)   10.00%, 3/1/2017-4/1/2025                                                            100         109
Federal National Mortgage Assn.
  (3)   5.50%, 11/1/2008-12/1/2014                                                         2,647       2,574
  (3)   6.00%, 5/1/2003-6/1/2031                                                          42,237      41,083
  (3)   6.50%, 3/1/2003-5/1/2031                                                          65,989      65,331
  (3)   7.00%, 1/1/2003-6/1/2031                                                          52,202      52,635
  (3)   7.50%, 8/1/2007-1/1/2031                                                          39,895      40,797
  (3)   8.00%, 7/1/2007-1/1/2031                                                          15,849      16,394
  (3)   8.50%, 10/1/2004-9/1/2030                                                          4,517       4,760
  (3)   9.00%, 7/1/2007-1/2026                                                               339         363
  (3)   9.50%, 4/1/2005-2/1/2025                                                             167         179
  (3)   10.00%, 7/1/2005-8/1/2021                                                             48          53
  (3)   10.50%, 8/1/2020                                                                      14          15
Government National Mortgage Assn.
  (3)   6.00%, 3/15/2009-6/15/2031                                                        12,391      12,057
  (3)   6.50%, 9/15/2008-6/15/2031                                                        35,534      35,258
  (3)   7.00%, 5/15/2008-6/15/2031                                                        35,815      36,260
  (3)   7.50%, 5/15/2008-1/15/2031                                                        26,161      26,893
  (3)   8.00%, 4/15/2002-12/15/2030                                                       18,811      19,544
  (3)   8.50%, 3/15/2017-9/15/2030                                                         4,852       5,081
  (3)   9.00%, 2/15/2004-8/15/2030                                                         3,131       3,294
  (3)   9.50%, 9/15/2018-8/15/2030                                                           658         702
  (3)   10.00%, 10/15/2017-12/15/2020                                                         79          88
  (3)   10.50%, 9/15/2019                                                                      5           6
  (3)   11.00%, 7/15/2013-12/15/2015                                                          14          14
  (3)   12.00%, 2/15/2014                                                                      8           9
                                                                                                   ---------
                                                                                                     591,389
                                                                                                   ---------
------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $971,395)                                                                                    990,203
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (15.6%)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED (1.4%)
American Express Credit Card Master Trust
  (3) 6.40%, 9/15/2002                                                                     3,000       3,062
California Infrastructure & Econ. Dev. Bank Special Purpose Trust PG&E
  (3) 6.31%, 9/25/2008                                                                     5,000       5,086
  (3) 6.38%, 9/25/2008                                                                    10,000      10,169
  (3) 6.42%, 9/25/2008                                                                    10,900      11,075
CIT RV Trust
  (3) 5.96%, 4/15/2011                                                                     1,325       1,342
Discover Card Master Trust
  (3) 5.65%, 11/15/2004                                                                    3,600       3,657
First Bank Corp. Card Master Trust
  (3) 6.40%, 2/15/2002                                                                     1,000       1,012
Ford Credit Auto Owner Trust
  (3) 7.40%, 4/15/2005                                                                     2,250       2,325
Honda Auto Lease Trust
  (3) 6.65%, 7/15/2005                                                                     2,000       2,035
PECO Energy Transition Trust
  (3) 5.63%, 3/1/2005                                                                      4,800       4,852
  (3) 5.80%, 3/1/2005                                                                      5,000       5,061
  (3) 6.05%, 3/1/2009                                                                      1,100       1,104
PP&L Transition
  (3) 6.96%, 12/26/2007                                                                    5,000       5,229
PSE&G
  (3) 6.89%, 12/15/2017                                                                    2,000       2,017
Sears Credit Account Master Trust
  (3) 6.05%, 2/15/2004                                                                       500         509
  (3) 6.35%, 2/16/2007                                                                     2,500       2,549
                                                                                                    ---------
                                                                                                      61,084
                                                                                                    ---------
FINANCE (5.0%)
ABN-AMRO Bank NV (Chicago)
  7.25%, 5/31/2005                                                                         1,000       1,043

                                       43

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE       MARKET
                                                                                          AMOUNT       VALUE*
BALANCED INDEX FUND                                                                        (000)        (000)
-------------------------------------------------------------------------------------------------------------
Allstate Corp.
  7.20%, 12/1/2009                                                                         3,000       3,095
American General Capital II
  8.50%, 7/1/2030                                                                          1,300       1,444
Associates Corp.
  6.50%, 10/15/2002                                                                        1,125       1,149
AXA SA
  8.60%, 12/15/2030                                                                        3,300       3,622
Bank of New York Capital I
  7.97%, 12/31/2026                                                                        1,000       1,013
Bank of Nova Scotia
  6.875%, 5/1/2003                                                                           250         257
Bank One Corp
  7.625%, 8/1/2005                                                                         2,500       2,649
BankAmerica Corp.
  7.50%, 10/15/2002                                                                        1,600       1,657
  10.00%, 2/1/2003                                                                           200         215
Barclays Bank PLC
  (4) 8.55%, 6/15/2011                                                                     2,000       2,168
BBVA-Bancomer Capital Trust I
  (4) 10.50%, 2/16/2011                                                                    1,600       1,760
Bear Stearns Co., Inc.
  6.625%, 1/15/2004                                                                          300         304
  6.70%, 8/1/2003                                                                          1,300       1,332
Bombardier Capital Corp.
  (4) 6.125%, 6/29/2006                                                                    2,650       2,619
BT Capital Trust B
  7.90%, 1/15/2027                                                                           500         497
Camden Property Trust
  7.00%, 11/15/2006                                                                          750         754
Capital One Bank Global-Senior Notes
  6.875%, 2/1/2006                                                                         3,300       3,221
Case Credit Corp.
  6.15%, 3/1/2002                                                                          3,475       3,267
Centerpoint Properties
  7.90%, 1/15/2003                                                                         2,500       2,581
Chase Capital I
  7.67%, 12/1/2026                                                                         1,600       1,585
Citicorp
  7.625%, 5/1/2005                                                                           700         740
  8.625%, 12/1/2002                                                                        2,500       2,627
Citicorp Capital II
  8.015%, 2/15/2027                                                                        1,050       1,074
Citicorp Lease A
  (4) 8.04%, 12/15/2019                                                                    1,700       1,735
Citicorp Lease Pass-Through Trust
  (3)(4)7.22%, 6/4/2004                                                                      521         539
Citigroup Global
  6.75%, 12/1/2005                                                                         3,250       3,354
CNA Financial Corp.
  6.50%, 4/15/2005                                                                         2,300       2,241
Commercial Credit Corp.
  5.90%, 9/1/2003                                                                            450         458
Commercial Mortgage Lease-Backed Certificates
  6.746%, 6/20/2031                                                                          793         770
Conseco Inc.
  9.00%, 10/15/2006                                                                        2,925       2,713
CoreStates Capital Corp.
  6.625%, 3/15/2005                                                                          700         714
Donaldson Lufkin & Jenrette, Inc.
  8.00%, 3/1/2005                                                                          2,500       2,661
Equitable Companies Inc.
  7.00%, 4/1/2028                                                                            350         332
First Industrial
  (4) 7.375%, 3/15/2011                                                                    4,000       3,965
First Union Bank NA
  (4) 8.00%, 12/15/2026                                                                    2,000       1,971
First Union Corp.
  8.125%, 6/24/2002                                                                          500         517
Fleet Capital Trust II
  7.92%, 12/11/2026                                                                          500         495
Fleet Boston Financial Corp.
  7.25%, 9/15/2005                                                                         4,000       4,195
Fleet Financial Group, Inc.
  6.875%, 3/1/2003                                                                           400         412
  7.125%, 4/15/2006                                                                          500         521
Ford Motor Credit Co.
  5.75%, 2/23/2004                                                                         5,000       4,993
  6.875%, 2/1/2006                                                                         9,400       9,526
  7.375%, 10/28/2009                                                                       1,000       1,015
General Motors Acceptance Corp.
  5.80%, 3/12/2003                                                                         5,050       5,098
Household Finance Corp.
  6.40%, 6/17/2008                                                                           375         365
  7.625%, 1/15/2003                                                                        1,500       1,550
  7.65%, 5/15/2007                                                                           350         371
HRPT Properties Trust
  6.75%, 12/18/2002                                                                        1,750       1,763
ING Capital Funding Trust III
  8.439%, 12/31/2010                                                                       4,000       4,270
Jackson National Life Insurance Co.
  (4) 8.15%, 3/15/2027                                                                     2,000       2,113
JDN Realty Corp.
  6.80%, 8/1/2004                                                                            840         756
John Hancock Global Funding II
  (4)   5.625%, 6/27/2006                                                                  3,150       3,096
  (4)   7.90%, 7/2/2010                                                                    4,000       4,323
Lehman Brothers Holdings Inc.
  6.25%, 4/1/2003                                                                          2,000       2,034
  6.625%, 2/5/2006                                                                         1,765       1,784
  6.25%, 5/15/2006                                                                         8,750       8,721
  7.75%, 1/15/2005                                                                         4,500       4,737
Liberty Properties
  7.25%, 3/15/2011                                                                         3,650       3,587
MBNA America Bank NA
  7.75%, 9/15/2005                                                                         1,500       1,560

                                       44

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE       MARKET
                                                                                          AMOUNT       VALUE*
                                                                                           (000)        (000)
-------------------------------------------------------------------------------------------------------------
Mack-Cali Realty
  7.00%, 3/15/2004                                                                         2,000       2,024
  7.75%, 2/15/2011                                                                           850         856
M&T Bank Notes
  8.00%, 10/1/2010                                                                         1,650       1,751
Mellon Capital II
  7.995%, 1/15/2027                                                                        1,250       1,283
Mellon Financial Co.
  5.75%, 11/15/2003                                                                          600         609
Merrill Lynch & Co., Inc.
  5.88%, 1/15/2004                                                                         1,400       1,408
  6.00%, 2/17/2009                                                                           700         677
  8.30%, 11/1/2002                                                                           375         389
Monumental Global Funding II-A
  (4) 6.05%, 1/19/2006                                                                     2,300       2,296
Morgan Stanley, Dean Witter & Co.
  6.10%, 4/15/2006                                                                         1,150       1,148
  6.375%, 8/1/2002                                                                         1,000       1,016
NB Capital Trust IV
  8.25%, 4/15/2027                                                                         1,000       1,016
National Westminster Bancorp Inc.
  9.375%, 11/15/2003                                                                         500         547
Oversea-Chinese Banking
  (4) 7.75%, 9/6/2011                                                                      1,500       1,497
PaineWebber Group, Inc.
  6.375%, 5/15/2004                                                                        1,250       1,276
Petrobras International Finance
  (4) 9.75%, 7/6/2011                                                                      1,500       1,496
PNC Funding Corp.
  7.00%, 9/1/2004                                                                          2,000       2,083
Principal Life Global Funding I
  (4) 6.125%, 3/1/2006                                                                     2,000       2,011
Reckson Operating Partnership LP
  7.75%, 3/15/2009                                                                         1,300       1,289
Republic New York Corp.
  7.75%, 5/15/2009                                                                           300         315
Salomon Smith Barney Holdings Inc.
  5.875%, 3/15/2006                                                                        3,000       2,970
  6.875%, 6/15/2005                                                                          200         205
Sears, Roebuck & Co. Acceptance Corp.
  6.125%, 1/15/2006                                                                          350         345
  6.75%, 9/15/2005                                                                           400         405
Security Capital Pacific Trust
  8.05%, 4/1/2017                                                                            350         339
Shurgard Storage Centers, Inc.
  (4) 7.75%, 2/22/2011                                                                     3,150       3,151
Simon DeBartolo Group, Inc.
  6.75%, 7/15/2004                                                                           750         751
Spear, Leeds & Kellogg, L.P.
  (4) 8.25%, 8/15/2005                                                                     5,000       5,376
Standard Chartered Bank
  (4) 8.00%, 5/30/2031                                                                     1,000       1,007
Summit Properties Inc.
  6.95%, 8/15/2004                                                                         1,800       1,814
Susa Partnership
  7.50%, 12/1/2027                                                                           400         336
Swiss Bank Corp.
  7.00%, 10/15/2015                                                                          500         508
  7.375%, 7/15/2015                                                                          250         263
Synovus Financial Corp.
  7.25%, 12/15/2005                                                                        1,850       1,917
Takefuji Corp.
  (4) 9.20%, 4/15/2011                                                                     3,400       3,532
Toyota Motor Credit
  5.625%, 11/13/2003                                                                       3,750       3,799
Travelers Property Casualty Corp.
  7.75%, 4/15/2026                                                                           450         471
UBS Preferred Funding Trust I
  8.622%, 10/1/2010                                                                        3,350       3,618
Union Planters Corp.
  7.75%, 3/1/2011                                                                          3,000       3,094
US Bancorp
  7.00%, 3/15/2003                                                                         2,450       2,530
Waddell & Reed Financial
  7.50%, 1/18/2006                                                                         4,000       4,055
Washington Mutual Bank
  6.875%, 6/15/2011                                                                        4,750       4,711
Washington Mutual Finance Corp.
  6.25%, 5/15/2006                                                                         4,000       4,002
Wells Fargo & Co.
  6.50%, 9/3/2002                                                                          3,500       3,576
Zurich Capital Trust
  (4) 8.376%, 6/1/2037                                                                     2,000       2,049
                                                                                                   ---------
                                                                                                     209,739
                                                                                                   ---------
INDUSTRIAL (7.0%)
AOL Time Warner
  6.125%, 4/15/2006                                                                        3,000       2,996
  7.625%, 4/15/2031                                                                        2,800       2,800
AT&T Corp.
  5.625%, 3/15/2004                                                                          150         149
  8.35%, 1/15/2025                                                                           210         213
AT&T Wireless
  (4) 7.35%, 3/1/2006                                                                      2,500       2,539
  (4) 7.875%, 3/1/2011                                                                     1,500       1,502
  (4) 8.75%, 3/1/2031                                                                      2,000       2,093
Ahold Finance USA Inc.
  8.25%, 7/15/2010                                                                         1,500       1,615
Alcoa Inc.
  7.375%, 8/1/2010                                                                         1,300       1,368
American Airlines
  (Equipment Trust Certificates)
  (4) 6.817%, 5/23/2011                                                                    1,400       1,415
      6.855%, 4/15/2009                                                                      857         890
      7.024%, 10/15/2009                                                                     600         608
Ameritech Capital Funding
  7.50%, 4/1/2005                                                                            600         628
Anadarko Petroleum Corp.
  (3)(4)7.50%, 5/1/2031                                                                    1,500       1,522

                                       45

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE       MARKET
                                                                                          AMOUNT       VALUE*
BALANCED INDEX FUND                                                                        (000)        (000)
-------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.
  (3) 7.10%, 6/15/2007                                                                     1,100       1,145
      7.125%, 7/1/2017                                                                       400         406
      7.375%, 7/1/2023                                                                       125         125
Apache Corp.
  7.625%, 7/1/2019                                                                         1,000       1,031
Apogent Technologies
  (4) 8.00%, 4/1/2011                                                                      1,000         985
Applied Materials, Inc.
  8.00%, 9/1/2004                                                                            125         132
Auburn Hills
  12.00%, 5/1/2020                                                                           175         239
Baker Hughes Inc.
  6.875%, 1/15/2029                                                                        1,350       1,296
C.R. Bard, Inc.
  6.70%, 12/1/2026                                                                         1,100       1,110
Bayer Corp.
  (4) 6.65%, 2/15/2028                                                                       850         783
Black & Decker Corp.
  (4) 7.125%, 6/1/2011                                                                     1,700       1,679
  7.50%, 4/1/2003                                                                          1,700       1,754
The Boeing Co.
  6.625%, 2/15/2038                                                                          900         838
British Aerospace
  (4) 7.156%, 12/15/2011                                                                   1,400       1,428
British Telecommunications PLC
  7.625%, 12/15/2005                                                                       8,000       8,387
Burlington Northern Santa Fe Corp.
  6.375%, 12/15/2005                                                                         150         150
  6.75%, 3/15/2029                                                                           750         677
  7.25%, 8/1/2097                                                                            300         274
CIGNA Corp.
  7.875%, 5/15/2027                                                                          500         507
CVS Corp.
  5.50%, 2/15/2004                                                                         1,250       1,245
Canadian National Railway Co.
  6.80%, 7/15/2018                                                                         1,075       1,017
  6.90%, 7/15/2028                                                                           400         374
Caterpillar Co.
  7.375%, 3/1/2097                                                                           750         702
Celulosa Arauco
  8.625%, 8/15/2010                                                                        1,750       1,802
Cemex SA de CV
  (4) 8.625%, 7/18/2003                                                                    6,700       7,069
China Telecom
  7.875%, 11/2/2004                                                                        3,300       3,501
Clear Channel Communications
  7.25%, 9/15/2003                                                                         6,000       6,177
  7.65%, 9/15/2010                                                                           500         516
Comcast Cablevision
  6.375%, 1/30/2006                                                                        2,350       2,357
  8.875%, 5/1/2017                                                                           850         947
Conoco Inc.
  5.90%, 4/15/2004                                                                         3,500       3,528
Conrail Corp.
  9.75%, 6/15/2020                                                                           120         141
Continental Airlines, Inc.
(Equipment Trust Certificates)
  (3) 6.41%, 4/15/2007                                                                       758         768
  6.648%, 3/15/2019                                                                          767         751
Continental Cablevision
  8.875%, 9/15/2005                                                                          400         435
Cox Communication Inc.
  7.75%, 11/1/2010                                                                           850         888
Cox Enterprises
  (4) 7.875%, 9/15/2010                                                                    2,500       2,581
Cyprus Minerals
  6.625%, 10/15/2005                                                                         600         572
Dayton Hudson Corp.
  6.65%, 8/1/2028                                                                            500         464
  6.75%, 1/1/2028                                                                          1,000         940
Deere & Co.
  8.50%, 1/9/2022                                                                            100         112
Delhaize America Inc.
  (4) 7.375%, 4/15/2006                                                                    1,000       1,023
  (4) 8.125%, 4/15/2011                                                                    1,000       1,042
  (4) 9.00%, 4/15/2031                                                                     1,400       1,517
Delta Air Lines, Inc.
(Equipment Trust Certificates)
  (3) 8.54%, 1/2/2007                                                                        320         328
The Walt Disney Co.
  7.55%, 7/15/2093                                                                           850         846
Dow Chemical Co.
  7.375%, 11/1/2029                                                                        2,000       2,053
ERAC USA Finance Co.
  (4) 7.35%, 6/15/2008                                                                     1,500       1,487
  (4) 7.95%, 12/15/2009                                                                    1,400       1,421
  (4) 8.00%, 1/15/2011                                                                     2,000       2,040
Eastman Chemical Co.
  6.375%, 1/15/2004                                                                          300         296
  7.25%, 1/15/2024                                                                           450         379
Embotelladora Andina SA
  7.875%, 10/1/2097                                                                          650         487
Federated Department Stores, Inc.
  6.90%, 4/1/2029                                                                          2,000       1,812
  8.50%, 6/15/2003                                                                         3,000       3,150
Ford Capital BV
  9.50%, 6/1/2010                                                                            100         114
Ford Motor Co.
  6.375%, 2/1/2029                                                                         1,250       1,046
  7.45%, 7/16/2031                                                                         4,000       3,837
  9.98%, 2/15/2047                                                                         1,000       1,244
France Telecom
  (4) 7.20%, 3/1/2006                                                                      2,500       2,552
  (4) 7.75%, 3/1/2011                                                                        400         408
  (4) 8.50%, 3/1/2031                                                                      3,300       3,461
GTE North Inc.
  5.65%, 11/15/2008                                                                          200         189

                                       46

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE       MARKET
                                                                                          AMOUNT       VALUE*
                                                                                           (000)        (000)
-------------------------------------------------------------------------------------------------------------
GTE South Inc.
  6.125%, 6/15/2007                                                                        1,500       1,487
Georgia Pacific
  7.50%, 5/15/2006                                                                         1,500       1,494
Grand Metropolitan Investment Corp.
  9.00%, 8/15/2011                                                                         1,000       1,171
Grupo Televisa SA
  8.625%, 8/8/2005                                                                         5,750       6,038
Hanson Overseas
  7.375%, 1/15/2003                                                                        1,850       1,895
Harrahs Operating Co., Inc.
  7.50%, 1/15/2009                                                                         1,500       1,483
Hertz Corp.
  7.40%, 3/1/2011                                                                          1,000       1,014
Hutchison Whampoa International Ltd.
(4) 7.00%, 2/16/2011                                                                         950         943
Ingersoll-Rand Co.
  6.25%, 5/15/2006                                                                         3,000       3,005
International Business Machines Corp.
  7.125%, 12/1/2096                                                                        1,125       1,078
International Flavors & Fragrances
  (4) 6.45%, 5/15/2006                                                                     2,700       2,694
International Paper Co.
  7.875%, 8/1/2006                                                                           100         106
Kmart Corp.
  9.375%, 2/1/2006                                                                         3,000       2,933
  (4) 9.875%, 6/15/2008                                                                    2,200       2,156
Kellogg Co.
  (4) 6.00%, 4/1/2006                                                                      2,000       1,985
Kroger Co.
  7.625%, 9/15/2006                                                                        1,450       1,529
  7.65%, 4/15/2007                                                                           570         604
  8.00%, 9/15/2029                                                                           425         439
  8.05%, 2/1/2010                                                                          1,000       1,068
  8.15%, 7/15/2006                                                                           500         537
Lafarge Corp.
  6.375%, 7/15/2005                                                                        1,750       1,714
Lockheed Martin Corp.
  6.50%, 4/15/2003                                                                         1,000       1,018
  7.70%, 6/15/2008                                                                         1,300       1,354
Mach One CDO, Ltd.
 6.70%, 3/15/2030                                                                          2,359       2,347
Marconi PLC
  7.75%, 9/15/2010                                                                         4,750       4,300
  8.375%, 9/15/2030                                                                        3,000       2,537
MASCO Corp.
  6.00%, 5/3/2004                                                                          1,300       1,297
  6.75%, 3/15/2006                                                                         3,000       3,015
May Department Stores Co.
  9.75%, 2/15/2021                                                                           120         142
  9.875%, 12/1/2002                                                                          225         239
Fred Meyer, Inc.
  7.375%, 3/1/2005                                                                         2,000       2,066
Michigan Bell Telephone Co.
  7.50%, 2/15/2023                                                                           175         171
Mobil Corp.
  7.625%, 2/23/2033                                                                          175         178
New England Telephone & Telegraph Co.
  6.875%, 10/1/2023                                                                          200         184
  7.875%, 11/15/2029                                                                         750         800
  9.00%, 8/1/2031                                                                          1,000       1,081
News America Holdings
  7.75%, 1/20/2024                                                                           200         189
  8.50%, 2/15/2005                                                                           700         742
  9.25%, 2/1/2013                                                                          1,000       1,121
Noble Drilling Corp.
  7.50%, 3/15/2019                                                                         2,000       1,974
Noranda, Inc.
  8.625%, 7/15/2002                                                                          550         564
Noranda Forest
  7.50%, 7/15/2003                                                                           500         510
Norfolk Southern Corp.
  7.40%, 9/15/2006                                                                           535         557
  7.70%, 5/15/2017                                                                           100         102
  7.80%, 5/15/2027                                                                           300         309
  7.90%, 5/15/2097                                                                           100          99
  8.375%, 5/15/2005                                                                        1,800       1,920
Northwest Airlines Inc.
  (Equipment Trust Certificates)
  6.841%, 4/1/2011                                                                           800         801
Pacific Bell Telephone Co.
  7.25%, 7/1/2002                                                                            275         281
Pearson PLC
  (4) 7.00%, 6/15/2011                                                                     1,700       1,670
Petro-Canada
  9.25%, 10/15/2021                                                                        2,650       3,140
Petrobras International Finance Co. Ltd.
  (4) 9.875%, 5/9/2008                                                                     1,500       1,513
Petro Geo-Services
  6.25%, 11/19/2003                                                                          500         492
  7.50%, 3/31/2007                                                                           250         243
  8.15%, 7/15/2029                                                                           750         691
Petroliam Nasional Berhd
  (4) 7.625%, 10/15/2026                                                                     750         660
  (4) 8.875%, 8/1/2004                                                                     1,350       1,451
Pharmacia Corp.
  5.75%, 12/1/2005                                                                         1,000         999
Philip Morris Cos., Inc.
  7.00%, 7/15/2005                                                                           500         511
  8.25%, 10/15/2003                                                                          450         475
Phillips Petroleum Co.
  8.50%, 5/25/2005                                                                         1,050       1,138
  8.75%, 5/25/2010                                                                         3,000       3,413
Pohang Iron & Steel Co. Ltd.
  7.125%, 7/15/2004                                                                        1,300       1,334
Potash Corp. of Saskatchewan
  7.75%, 5/31/2011                                                                         1,000       1,021

                                       47

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE       MARKET
                                                                                          AMOUNT       VALUE*
BALANCED INDEX FUND                                                                        (000)        (000)
-------------------------------------------------------------------------------------------------------------
Praxair, Inc.
  6.75%, 3/1/2003                                                                          2,250       2,300
  6.90%, 11/1/2006                                                                           350         360
Qwest Capital Funding Inc.
  (4)   7.25%, 2/15/2011                                                                   4,000       3,945
  (4)   7.75%, 2/15/2031                                                                     900         873
Rohm & Haas Co.
  6.95%, 7/15/2004                                                                           600         616
Safeway Inc.
  6.85%, 9/15/2004                                                                         1,500       1,540
Samsung Electronics America
  (4) 9.75%, 5/1/2003                                                                      1,000       1,064
Sears, Roebuck & Co.
  6.25%, 1/15/2004                                                                           650         655
Southwestern Bell Telephone Co.
  7.25%, 7/15/2025                                                                           400         386
  7.625%, 3/1/2023                                                                           725         730
Sprint Capital Corp Global
  7.125%, 1/30/2006                                                                          950         960
Stora Enso Oyj
  7.375%, 5/15/2011                                                                          700         708
TCI Communications Inc.
  6.375%, 5/1/2003                                                                         2,675       2,711
  7.875%, 8/1/2013                                                                           500         521
  8.25%, 1/15/2003                                                                         2,000       2,078
TPSA Finance BV
  (4) 7.75%, 12/10/2008                                                                      360         355
Telecomunicaciones de Puerto Rico
  6.65%, 5/15/2006                                                                         1,000         978
  6.80%, 5/15/2009                                                                           400         375
Telefonica de Argentina
  (4) 9.125%, 5/7/2008                                                                     3,500       3,220
Telefonica Europe BV
  7.35%, 9/15/2005                                                                         2,000       2,073
Telefonos De Mexico, S.A.
  (4) 8.25%, 1/26/2006                                                                     3,700       3,803
Telus Corp.
  7.50%, 6/1/2007                                                                          2,000       2,052
  8.00%, 6/1/2011                                                                          3,400       3,460
Texaco Capital Corp.
  7.50%, 3/1/2043                                                                            150         149
  8.875%, 9/1/2021                                                                           100         122
Texas Instruments Inc.
  6.125%, 2/1/2006                                                                           600         598
Time Warner Inc.
  7.975%, 8/15/2004                                                                        2,000       2,114
  8.18%, 8/15/2007                                                                           500         539
Time Warner Entertainment
  8.375%, 3/15/2023                                                                        1,500       1,630
Tosco Corp.
  8.125%, 2/15/2030                                                                        2,400       2,610
Transocean Sedco Forex Inc.
  7.50%, 4/15/2031                                                                         1,500       1,499
Tyco International Group SA
  6.375%, 2/15/2006                                                                        1,000       1,009
  6.875%, 1/15/2029                                                                        1,000         935
US Airways Pass-Through Trust
  8.11%, 2/20/2017                                                                         1,938       2,061
Union Carbide Corp.
  6.70%, 4/1/2009                                                                          1,000       1,003
  6.75%, 4/1/2003                                                                          1,550       1,594
  7.75%, 10/1/2096                                                                           875         876
  7.875%, 4/1/2023                                                                           200         213
Union Oil of California
  6.375%, 2/1/2004                                                                           150         153
  7.50%, 2/15/2029                                                                           910         919
Union Pacific Corp.
  8.625%, 5/15/2022                                                                          225         236
US West Capital Funding, Inc.
  6.125%, 7/15/2002                                                                        1,000       1,010
US West Communications Inc.
  7.20%, 11/1/2004                                                                         2,400       2,460
  7.625%, 6/9/2003                                                                         4,200       4,358
United Technologies Corp.
  8.875%, 11/15/2019                                                                         575         683
Verizon Global Funding Corp.
  (4)   6.75%, 12/1/2005                                                                   6,000       6,149
  (4)   7.75%, 12/1/2030                                                                   1,000       1,027
Viacom Inc.
  6.40%, 1/30/2006                                                                           500         507
  6.75%, 1/15/2003                                                                         1,000       1,024
  7.75%, 6/1/2005                                                                          4,000       4,240
  7.875%, 7/30/2030                                                                        1,825       1,913
Vodafone AirTouch PLC
  7.625%, 2/15/2005                                                                        3,700       3,885
  7.875%, 2/15/2030                                                                        1,250       1,303
Wal-mart
  (4) 5.58%, 5/1/2006                                                                      4,000       3,950
Westvaco Corp.
  8.20%, 1/15/2030                                                                         1,300       1,288
Williams Cos.
  7.75%, 6/15/2031                                                                         2,300       2,231
WorldCom Inc.
  7.875%, 5/15/2003                                                                        6,000       6,192
  8.00%, 5/15/2006                                                                         1,200       1,239
  8.25%, 5/15/2031                                                                         2,000       1,966
                                                                                                   ---------
                                                                                                     294,373
                                                                                                   ---------

UTILITIES (2.2%)
Arizona Public Service Co.
  7.25%, 8/1/2023                                                                            400         371
CMS Panhandle Holding Co.
  6.125%, 3/15/2004                                                                          300         297
  6.50%, 7/15/2009                                                                           800         735
  7.00%, 7/15/2029                                                                           475         405

                                       48

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE       MARKET
                                                                                          AMOUNT       VALUE*
                                                                                           (000)        (000)
-------------------------------------------------------------------------------------------------------------
Coastal Corp.
  6.50%, 5/15/2006                                                                           500         493
  6.50%, 6/1/2008                                                                          1,000         965
  7.42%, 2/15/2037                                                                           325         305
Commonwealth Edison Co.
  7.375%, 9/15/2002                                                                        1,000       1,023
  7.50%, 7/1/2013                                                                            250         258
Consolidated Edison Co. of New York, Inc.
  6.625%, 12/15/2002                                                                       5,000       5,005
Detroit Edison
  7.50%, 2/1/2005                                                                          6,000       6,223
Dominion Fiber Ventures, LLC
  (4) 7.05%, 3/15/2005                                                                     3,500       3,488
Dominion Resources Inc.
  8.125%, 6/15/2010                                                                          450         484
Duke Energy Field Services
  7.875%, 8/16/2010                                                                        1,000       1,050
  8.125%, 8/16/2030                                                                        1,000       1,051
Dynegy Holdings Inc.
  6.875%, 4/1/2011                                                                         2,300       2,256
Edison Mission
  9.875%, 4/15/2011                                                                        3,000       2,843
El Paso Energy Corp.
  6.75%, 5/15/2009                                                                         3,500       3,376
Enron Corp.
  6.40%, 7/15/2006                                                                         1,500       1,492
  6.75%, 8/1/2009                                                                          1,050       1,037
  6.875%, 10/15/2007                                                                       1,000       1,001
  7.125%, 5/15/2007                                                                          300         304
  9.125%, 4/1/2003                                                                           700         739
Enterprise Products Partners LP
  7.50%, 2/1/2011                                                                          3,500       3,476
Florida Power & Light
  6.875%, 12/1/2005                                                                        2,350       2,429
HGI Transelec Chile SA
  (4) 7.875%, 4/15/2011                                                                    1,500       1,497
Illinois Power Co.
  7.50%, 7/15/2025                                                                           500         452
Israel Electric Corp.
  (4)   7.25%, 12/15/2006                                                                  1,235       1,254
  (4)   7.75%, 3/1/2009                                                                    1,300       1,318
  (4)   7.95%, 5/30/2011                                                                   1,800       1,818
KN Energy, Inc.
  6.45%, 3/1/2003                                                                            750         761
Keyspan Corp.
  7.25%, 11/15/2005                                                                        2,100       2,202
Korea Electric Power
  7.00%, 2/1/2007                                                                            650         646
  7.75%, 4/1/2013                                                                          1,400       1,400
NRG Energy Inc.
  7.75%, 4/1/2011                                                                            500         507
  8.625%, 4/1/2031                                                                           500         523
NRG Northeast Generating
  9.292%, 12/15/2024                                                                       2,500       2,686
National Rural Utility Co.
  6.20%, 2/1/2008                                                                          1,500       1,469
PPL Capital Funding
  7.75%, 4/15/2005                                                                         6,500       6,691
PSE&G Power
  (4) 6.875%, 4/15/2006                                                                    2,150       2,161
Progress Energy Inc.
  6.75%, 3/1/2006                                                                          2,300       2,340
Reliant Energy Resources
  7.75%, 2/15/2011                                                                         1,500       1,505
  8.125%, 7/15/2005                                                                        3,450       3,590
Sempra Energy
  6.80%, 7/1/2004                                                                          4,000       3,970
Sierra Pacific Power Co.
  (4) 8.00%, 6/1/2008                                                                      4,000       4,010
Southern California Edison Co.
  5.625%, 10/1/2002                                                                        1,500       1,305
Sounthern Natural Gas
  7.35%, 2/15/2031                                                                           500         485
Texas Utilities Co.
  7.875%, 3/1/2023                                                                           225         221
Union Electric Power Co.
  7.65%, 7/15/2003                                                                           250         261
Virginia Electric & Power Co.
  6.625%, 4/1/2003                                                                         1,250       1,280
  6.75%, 10/1/2023                                                                           500         452
Williams Communications Group, Inc.
  (4) 8.25%, 3/15/2004                                                                     3,700       3,694
Yosemite Security Trust
  (4) 8.25%, 11/15/2004                                                                    4,000       4,123
                                                                                                    ---------
                                                                                                      93,727
                                                                                                    ---------
-------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $648,754)                                                                                    658,923
-------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (0.5%)
  (U.S. Dollar-Denominated)
-------------------------------------------------------------------------------------------------------------
Inter-American Development Bank
  8.50%, 3/15/2011                                                                           175         205
KFW International Finance, Inc.
  7.625%, 2/15/2004                                                                          400         425
Province of British Columbia
  7.00%, 1/15/2003                                                                           630         651
Province of Manitoba
  6.875%, 9/15/2002                                                                        2,500       2,571
  9.625%, 12/1/2018                                                                          400         522
Province of New Brunswick
  8.75%, 5/1/2022                                                                            400         490
  9.75%, 5/15/2020                                                                           500         660
Province of Newfoundland
  7.32%, 10/13/2023                                                                          600         629
  10.00%, 12/1/2020                                                                          250         332
Province of Ontario
  7.375%, 1/27/2003                                                                          175         182

                                       49

-------------------------------------------------------------------------------------------------------------
                                                                                            FACE       MARKET
                                                                                          AMOUNT       VALUE*
 BALANCED INDEX FUND                                                                       (000)        (000)
-------------------------------------------------------------------------------------------------------------
Province of Quebec
  7.125%, 2/9/2024                                                                           400         406
Province of Saskatchewan
  6.625%, 7/15/2003                                                                        2,250       2,312
  8.00%, 7/15/2004                                                                         1,600       1,706
Republic of Finland
  7.875%, 7/28/2004                                                                          850         916
Republic of Portugal
  5.75%, 10/8/2003                                                                         1,000       1,017
Republic of South Africa
  9.125%, 5/19/2009                                                                          450         484
State of Qatar
  (4) 9.75%, 6/15/2030                                                                     4,000       4,520
United Mexican States
  8.125%, 12/30/2019                                                                       3,950       3,733
  8.375%, 1/14/2011                                                                        1,000         990
  9.875%, 2/1/2010                                                                           225         247
United Mexican States
Value Recovery Rights
  -, 6/30/2003                                                                             3,950          41
-------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (COST $21,247)                                                                                      23,039
-------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.1%)(1)
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
  (2) 4.18%, 7/26/2001                                                                     2,000       1,995
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  4.06%--4.07%, 7/2/2001--Note F                                                          43,169      43,169
  4.07%, 7/2/2001                                                                         42,029      42,029
-------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $87,192)                                                                                      87,193
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.6%)
  (COST $3,855,960)                                                                                4,239,864
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.6%)
-------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                 107,344
Liabilities--Note F                                                                                 (132,920)
                                                                                                    ---------
                                                                                                     (25,576)
                                                                                                    ---------
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                 $4,214,288
=============================================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments,  the fund's effective common stock and temporary cash investment  positions represent
59.6% and 1.4%,  respectively,  of net assets.  See Note E in Notes to Financial
Statements.
(2)Security segregated as initial margin for open futures contracts.
(3)The  average  maturity  is  shorter  than the  final  maturity  shown  due to scheduled interim principal payments.
(4)Securities  exempt from registration under Rule 144A of the Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified  institutional  buyers.  At June 30, 2001,  the  aggregate value of these securities was $150,592,000, representing 3.6% of net assets.
REIT--Real Estate Investment Trust.

                                       50

-------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                  $ 3,832,902
Undistributed Net Investment Income                                                                    4,762
Accumulated Net Realized Losses                                                                       (6,588)
Unrealized Appreciation (Depreciation)--Note E
Investment Securities                                                                                383,904
Futures Contracts                                                                                       (692)
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $4,214,288
=============================================================================================================

Investor Shares--Net Assets
Applicable to 175,908,251 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                                         $3,249,620
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INVESTOR SHARES                                                                                     $18.47
=============================================================================================================

Admiral Shares--Net Assets
Applicable to 22,435,413 outstanding $.001 par value
shares of beneficial interest
(unlimited authorization)                                                                           $414,486
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  ADMIRAL SHARES                                                                                      $18.47
=============================================================================================================

Institutional Shares--Net Assets
Applicable to 29,780,136 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                                           $550,182
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INSTITUTIONAL SHARES                                                                                $18.47
=============================================================================================================

STATEMENT OF OPERATIONS
This Statement shows dividend and interest income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If the fund invested in futures contracts during the period, the results of these investments are shown separately.

--------------------------------------------------------------------------------
                                                             BALANCED INDEX FUND
                                                  SIX MONTHS ENDED JUNE 30, 2001
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                            $ 13,778
  Interest                                                               56,743
  Security Lending                                                          284
--------------------------------------------------------------------------------
    Total Income                                                         70,805
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                             93
    Management and Administrative--Investor Shares                        3,165
    Management and Administrative--Admiral Shares                           224
    Management and Administrative--Institutional Shares                     172
    Marketing and Distribution--Investor Shares                             278
    Marketing and Distribution--Admiral Shares                               26
    Marketing and Distribution--Institutional Shares                         33
  Custodian Fees                                                             90
  Auditing Fees                                                               6
  Shareholders' Reports--Investor Shares                                     48
  Shareholders' Reports--Admiral Shares                                       1
  Shareholders' Reports--Institutional Shares                                 1
  Trustees' Fees and Expenses                                                 4
--------------------------------------------------------------------------------
    Total Expenses                                                        4,141
    Expenses Paid Indirectly--Note C                                         (8)
--------------------------------------------------------------------------------
    Net Expenses                                                          4,133
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    66,672
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                             (6,585)
  Futures Contracts                                                         688
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                 (5,897)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                                (123,343)
  Futures Contracts                                                        (438)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       (123,781)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ (63,006)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                        BALANCED INDEX FUND
                                                 -------------------------------
                                                    SIX MONTHS              YEAR
                                                        EENDED             ENDED
                                                 JUNE 30, 2001     DEC. 31, 2000
                                                         (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 66,672        $ 119,254
  Realized Net Gain (Loss)                              (5,897)          24,467
  Change in Unrealized Appreciation (Depreciation)    (123,781)        (228,886)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
        Resulting from Operations                      (63,006)         (85,165)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                    (47,380)        (115,875)
    Admiral Shares                                      (5,667)          (3,035)
    Institutional Shares                                (7,296)          (1,113)
  Realized Capital Gain
    Investor Shares                                     (4,444)         (17,932)
    Admiral Shares                                        (478)          (1,445)
    Institutional Shares                                  (568)            (530)
--------------------------------------------------------------------------------
    Total Distributions                                (65,833)        (139,930)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                     (231,422)         678,330
  Admiral Shares                                       108,801          319,957
  Institutional Shares                                 415,849          148,229
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                       293,228        1,146,516
--------------------------------------------------------------------------------
  Total Increase (Decrease)                            164,389          921,421
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                4,049,899        3,128,478
--------------------------------------------------------------------------------
  End of Period                                     $4,214,288       $4,049,899
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

-----------------------------------------------------------------------------------------------------
                                                           BALANCED INDEX FUND INVESTOR SHARES
                                                                   YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED   -------------------------------------------------
THROUGHOUT EACH PERIOD              JUNE 30, 2001      2000     1999        1998       1997     1996
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $19.08    $20.22   $18.48      $16.29     $13.92   $12.77
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                      .298      .645      .58         .54       .520      .50
  Net Realized and Unrealized Gain
    (Loss) on Investments                   (.613)   (1.038)    1.88        2.33      2.525     1.26
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations        (.315)    (.393)    2.46        2.87      3.045     1.76
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income      (.270)    (.647)    (.58)       (.54)     (.530)    (.49)
  Distributions from Realized Capital
    Gains                                   (.025)    (.100)    (.14)       (.14)     (.145)    (.12)
-----------------------------------------------------------------------------------------------------
    Total Distributions                     (.295)    (.747)    (.72)       (.68)     (.675)    (.61)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $18.47    $19.08   $20.22      $18.48     $16.29   $13.92
=====================================================================================================

TOTAL RETURN*                              -1.61%    -2.04%   13.61%      17.85%     22.24%   13.95%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)     $3,250    $3,586   $3,128      $2,004     $1,260     $826
  Ratio of Total Expenses to
    Average Net Assets                    0.22%**     0.22%    0.20%       0.21%      0.20%    0.20%
  Ratio of Net Investment Income to
    Average Net Assets                    3.23%**     3.30%    3.18%       3.29%      3.56%    3.69%
  Portfolio Turnover Rate**                 36%**       28%      29%         25%        18%     37%^
=====================================================================================================

 *Total return figures do not reflect the annual account maintenance fee of $10. **Annualized.
 ^Portfolio turnover rate excluding in-kind redemptions was 30%.

-----------------------------------------------------------------------------------------------------
                                                                   BALANCED INDEX FUND ADMIRAL SHARES
                                                                SIX MONTHS ENDED          NOV. 13* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     JUNE 30, 2001        DEC. 31, 2000
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $19.08              $19.40
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                     .303                .088
  Net Realized and Unrealized Gain (Loss) on Investments                   (.613)              (.129)
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       (.310)              (.041)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                     (.275)              (.189)
  Distributions from Realized Capital Gains                                (.025)              (.090)
-----------------------------------------------------------------------------------------------------
    Total Distributions                                                    (.300)              (.279)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                            $18.47              $19.08
=====================================================================================================

TOTAL RETURN                                                              -1.58%              -0.20%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                      $414                $316
  Ratio of Total Expenses to Average Net Assets                          0.15%**             0.15%**
  Ratio of Net Investment Income to Average Net Assets                   3.29%**             3.49%**
  Portfolio Turnover Rate                                                  36%**                 28%
=====================================================================================================
*Inception.
**Annualized.


-----------------------------------------------------------------------------------------------------
                                                             BALANCED INDEX FUND INSTITUTIONAL SHARES

                                                                SIX MONTHS ENDED          DEC.  1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     JUNE 30, 2001        DEC. 31, 2000
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $19.08              $19.05
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                     .308                .056
  Net Realized and Unrealized Gain (Loss) on Investments                   (.613)               .253
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       (.305)               .309
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                     (.280)              (.189)
  Distributions from Realized Capital Gains                                (.025)              (.090)
-----------------------------------------------------------------------------------------------------
    Total Distributions                                                    (.305)              (.279)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                            $18.47              $19.08
=====================================================================================================

TOTAL RETURN                                                              -1.55%               1.63%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                      $550                $148
  Ratio of Total Expenses to Average Net Assets                          0.10%**             0.10%**
  Ratio of Net Investment Income to Average Net Assets                   3.35%**             3.36%**
  Portfolio Turnover Rate                                                  36%**                 28%
=====================================================================================================

*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Admiral Shares and Institutional Shares were first issued on November 13, 2000, and December 1, 2000, respectively. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.
     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.
     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between the changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.
     Each class of shares has equal rights to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2001, the fund had contributed capital of $785,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.78% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2001, custodian fee offset arrangements reduced expenses by $8,000.

D. During the six months ended June 30, 2001, the fund purchased $597,479,000 of investment securities and sold $316,228,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $503,664,000 and $422,349,000, respectively.

E. At June 30, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $383,904,000, consisting of unrealized gains of $656,805,000 on securities that had risen in value since their purchase and $272,901,000 in unrealized losses on securities that had fallen in value since their purchase.
     At June 30, 2001, the aggregate settlement value of open futures contracts expiring in September 2001 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------------------------
                                                                                (000)
                                                               -----------------------------------

                                                                AGGREGATE               UNREALIZED
                                             NUMBER OF         SETTLEMENT             APPRECIATION
FUTURES CONTRACTS                       LONG CONTRACTS              VALUE           (DEPRECIATION)
--------------------------------------------------------------------------------------------------
S&P 500 Index                                       76            $23,403                   $(661)
S&P MidCap 400 Index                                 8              2,090                     (68)
Russell 2000 Index                                  12              3,094                      37
--------------------------------------------------------------------------------------------------

F. The market value of securities on loan to broker/dealers at June 30, 2001, was $61,313,000, for which the fund held cash collateral of $43,169,000 and U.S. Treasury securities with a market value of $21,689,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G. Capital share transactions for each class of shares were:

-----------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED            YEAR ENDED
                                                            JUNE 30, 2001          DECEMBER 31, 2000
                                                        --------------------     --------------------
                                                           AMOUNT    SHARES          AMOUNT    SHARES
BALANCED INDEX FUND                                         (000)     (000)           (000)     (000)
-----------------------------------------------------------------------------------------------------
Investor Shares
  Issued                                               $ 531,861    28,636     $ 1,737,716    86,997
  Issued in Lieu of Cash Distributions                    49,329     2,738         126,202     6,364
  Redeemed                                              (812,612)  (43,433)     (1,185,588)  (60,100)
                                                       ----------------------------------------------
    Net Increase (Decrease)--Investor Shares            (231,422)  (12,059)        678,330    33,261
-----------------------------------------------------------------------------------------------------

Admiral Shares
  Issued                                               $ 179,526     9,569       $ 323,046    16,692
  Issued in Lieu of Cash Distributions                     5,421       300           4,191       221
  Redeemed                                               (76,146)   (3,971)         (7,280)     (376)
                                                       ----------------------------------------------
    Net Increase (Decrease)--Admiral Shares              108,801     5,898         319,957    16,537
-----------------------------------------------------------------------------------------------------

Institutional Shares
  Issued                                               $ 465,435    24,688       $ 152,173     7,956
  Issued in Lieu of Cash Distributions                     7,667       424           1,643        87
  Redeemed                                               (57,253)   (3,085)         (5,587)     (290)
                                                       ----------------------------------------------
    Net Increase (Decrease)--Institutional Shares        415,849    22,027         148,229     7,753
-----------------------------------------------------------------------------------------------------

THE ADVANTAGES OF
GETTING CONNECTED
  Visit Vanguard.com                                         [PHOTE OF COMPUTER]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using Vanguard.com. On our website, you can:
*    Choose to receive all fund reports, as well as prospectuses, online.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
Economic Week in Review, a recap of each week's key economic reports and market activity; and What's New at Vanguard, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R)
  Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts, New Jersey,
  New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey, New York, Ohio,
  Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
  Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, Secretary; Managing Director-Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                           JOHN C. BOGLE
           Founder; Chairman and Chief Executive, 1974-1996.

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Q022 082001